File Nos.  33-26646
                                                                      811-5716
==============================================================================

                      SECURITIES AND EXCHANGE COMMISSION

                           Washington, D.C.  20549

                                   FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    ( )
     Pre-Effective Amendment No.                                           ( )
     Post-Effective Amendment No.    9                                     (X)

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            ( )
     Amendment No.    12                                                   (X)

                      (Check appropriate box or boxes.)

     PREFERRED LIFE VARIABLE ACCOUNT C
     _________________________________
     (Exact Name of Registrant)

     PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
     ____________________________________________
     (Name of Depositor)

     152 West 57th Street, 18th Floor, New York, New York             10019
     ____________________________________________________           _________
     (Address of Depositor's Principal Executive Offices)           (Zip Code)

Depositor's Telephone Number, including Area Code  (212) 586-7733

Name and Address of Agent for Service
_____________________________________
          Eugene Long
          Preferred Life Insurance Company of New York
          152 West 57th Street, 18th Floor
          New York, New York 10019

     Copies to:
          Judith A. Hasenauer
          Blazzard, Grodd & Hasenauer, P.C.
          P.O. Box 5108
          Westport, CT 06881
          (203) 226-7866

     It is proposed that this filing will become effective:

     ___  immediately upon filing pursuant to paragraph (b) of Rule 485
     _X_  on    November     1, 1995 pursuant to paragraph (b) of Rule 485
     ___  60 days after filing pursuant to paragraph (a)(1) of Rule 485
     ___  on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following:

       ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant has declared that it has registered an indefinite number or amount of securities in accordance with Rule 24f-2 under the Investment Company Act of 1940. Registrant filed a Rule 24f-2 Notice for the most recent fiscal year on or about February 24, 1995.

                            CROSS REFERENCE SHEET
                            (Required by Rule 495)


Item No.                                           Location
                           PART A

Item 1.   Cover Page.............................  Cover Page

Item 2.   Definitions............................  Definitions

Item 3.   Synopsis or Highlights.................  Highlights

Item 4.   Condensed Financial Information........  Condensed Financial
                                                   Information

Item 5.   General Description of Registrant,
          Depositor, and Portfolio Companies.....  The Company; The
                                                   Variable Account;
                                                   Franklin Valuemark Funds

Item 6.   Deductions.............................  Charges and Deductions

Item 7.   General Descriptionof Variable
          Annuity Contracts......................  The Contracts

Item 8.   Annuity Period.........................  Annuity Provisions

Item 9.   Death Benefit..........................  The Contracts; Annuity
                                                   Provisions

Item 10.  Purchases and Contract Value...........  Purchase Payments and
                                                   Contract Value

Item 11.  Redemptions............................  Surrenders

Item 12.  Taxes..................................  Tax Status

Item 13.  Legal Proceedings......................  Legal Proceedings

Item 14.  Table of Contents of the Statement of
          Additional Information.................  Table of Contents of the
                                                   Statement of Additional
                                                   Information


Item No.                                            Location
                          PART B

Item 15.  Cover Page..............................  Cover Page

Item 16.  Table of Contents.......................  Table of Contents

Item 17.  General Information and History.........  The Company

Item 18.  Services................................  Not Applicable

Item 19.  Purchase of Securities Being Offered....  Not Applicable

Item 20.  Underwriters............................  Distributor

Item 21.  Calculation of Performance Data.........  Calculation of
                                                    Performance Data

Item 22.  Annuity Payments........................  Annuity Provisions

Item 23.  Financial Statements....................  Financial Statements


                                    PART C

Information required to be included in Part C is set forth under the appropriate Item so numbered, in Part C to this Registration Statement.

                                    PART A

                 PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Home Office:                                  Valuemark Service Center
152 West 57th Street, 18th Floor              300 Berwyn Park
New York, NY 10019                            P.O. Box 3031
(800) 542-5427                                Berwyn, PA  19312-0031
                                              (800) 624-0197

                        INDIVIDUAL  FLEXIBLE  PAYMENT
                         VARIABLE ANNUITY  CONTRACTS
                                  issued by
                     PREFERRED LIFE  VARIABLE  ACCOUNT C
                                     and
                 PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
                                November     1, 1995


The Individual Flexible Payment Variable Annuity Contracts (the "Contracts") described in this Prospectus provide for accumulation of Contract Values and eventual payment of monthly annuity payments. The Contracts are designed to aid individuals in long-term planning for retirement or other long-term purposes. This is not appropriate as a trading vehicle.

The Contracts are available for retirement plans which do not qualify for the special federal tax advantages available under the Internal Revenue Code ("Non-Qualified Plans") and for retirement plans which do qualify for the federal tax advantages available under the Internal Revenue Code ("Qualified Plans"). (See "Tax Status - Qualified Plans.") However, because of the minimum purchase requirements, these Contracts may not be appropriate for some periodic payment retirement plans.

Purchase payments for the Contracts will be allocated to a segregated investment account of Preferred Life Insurance Company of New York (the "Company") which account has been designated Preferred Life Variable Account C (the "Variable Account"). The Variable Account invests in shares of Franklin
Valuemark Funds (the "Trust"). The Trust is a series fund with twenty-   two
Funds:  the Money Market Fund,  the Adjustable U.S. Government Fund, the
Global  Income  Fund,  the High Income Fund, the Investment Grade Intermediate
Bond  Fund,  the U. S. Government Securities Fund,   the four Zero Coupon Funds,
    the Growth and Income Fund, the Income Securities Fund, the Rising Dividends Fund, the Templeton Global Asset Allocation Fund, the Utility Equity Fund, the
Precious Metals Fund, the Real Estate Securities Fund,   the Small Cap Fund    ,
the Templeton Developing Markets Equity Fund, the Templeton Global Growth Fund, the Templeton International Equity Fund and the Templeton Pacific Growth Fund. Prior to May 1, 1995, the Growth and Income Fund was known as the Equity
Growth Fund. See "Highlights" and "Tax Status" for a discussion of owner control of the underlying investments in a variable annuity contract.

THE    SMALL CAP FUND     IS NOT AVAILABLE IN NEW YORK UNTIL APPROVED BY THE
NEW YORK INSURANCE DEPARTMENT. (CHECK WITH YOUR AGENT REGARDING AVAILABILITY.)

THE  CONTRACTS  ARE  NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED
BY, ANY FINANCIAL INSTITUTION AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. INVESTMENT IN THE CONTRACTS IS SUBJECT TO RISK THAT MAY CAUSE THE VALUE OF THE CONTRACT OWNER'S INVESTMENT TO FLUCTUATE, AND WHEN THE CONTRACTS ARE SURRENDERED, THE VALUE MAY BE HIGHER OR LOWER THAN THE PURCHASE PAYMENT.

This Prospectus concisely sets forth the information a prospective investor should know before investing. Additional information about the Contracts is contained in the "Statement of Additional Information", which is available at no charge. The Statement of Additional Information has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Table of Contents of the Statement of Additional Information can be found on the last page of this Prospectus. For the "Statement of Additional Information," call or write the Home Office address shown above.

INQUIRIES:
Any inquiries can be made by telephone or in writing to the Company at the Home Office phone number or address listed above.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS MUST BE ACCOMPANIED BY OR PRECEDED BY A CURRENT PROSPECTUS FOR FRANKLIN VALUEMARK FUNDS.

This Prospectus and the Statement of Additional Information are dated
   November     1, 1995, and as may be amended from time to time.

This Prospectus should be kept for future reference.

                              TABLE OF CONTENTS

                                                                       Page
     DEFINITIONS

     HIGHLIGHTS

     FEE TABLE

     CONDENSED FINANCIAL INFORMATION

     THE COMPANY

     THE VARIABLE ACCOUNT

     FRANKLIN VALUEMARK FUNDS
          Description of the Funds

     CHARGES AND DEDUCTIONS
          Deduction for Contingent Deferred Sales Charge (Sales Load) Reduction or Elimination of Contingent Deferred Sales Charge Deduction for Mortality and Expense Risk Charge
          Deduction for Administrative Expense Charge
          Deduction for Contract Maintenance Charge
          Deduction for Premium Taxes
          Deduction for Income Taxes
          Deduction for Trust Expenses
          Deduction for Transfer Fee

     THE CONTRACTS
          Ownership
          Assignment
          Beneficiary
          Change of Beneficiary
          Annuitant
          Death of the Contract Owner Before the Income Date
          Death of the Annuitant Prior to the Income Date
          Death of the Annuitant After the Income Date

     ANNUITY PROVISIONS
          Income Date
          Change in Income Date and Annuity Option
          Annuity Options

     PURCHASE PAYMENTS AND CONTRACT VALUE
          Purchase Payments
          Allocation of Purchase Payments
          Transfer of Contract Values Between Sub-Accounts

          Dollar Cost Averaging
          Contract Value
          Accumulation Unit

     DISTRIBUTOR
          Systematic Withdrawal
          Delay of Payments

     ADMINISTRATION OF THE CONTRACTS

     PERFORMANCE DATA
          Money Market Sub-Account
          Other Sub-Accounts
          Performance Ranking

     TAX STATUS
          General
          Diversification
          Multiple Contracts
          Tax Treatment of Assignments
          Income Tax Withholding
          Tax Treatment of Withdrawals - Non-Qualified Contracts
          Qualified Plans
          Tax Treatment of Withdrawals - Qualified Contracts
          Tax-Sheltered Annuities - Withdrawal Limitations
          Contracts Owned by Other than Natural Persons

     FINANCIAL STATEMENTS

     LEGAL PROCEEDINGS

     TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

                                 DEFINITIONS

Accumulation Unit - An accounting unit of measure used to calculate the Contract Value prior to the Income Date.

Annuitant  -  The  person  upon whose continuation of life any annuity payment
involving  life  contingencies  depends.   The Annuitant may be changed at any
time prior to the Income Date unless the Contract Owner is not a natural person.

Annuity Option - An arrangement under which annuity payments are made under the Contract.

Annuity Period - The period starting on the Income Date.

Annuity Unit - An accounting unit of measure used to calculate annuity payments after the Income Date.

Contingent Owner - In those Contracts containing Contingent Owner provisions, the Contingent Owner is named in the application, unless changed. Only the spouse of the Owner may be the Contingent Owner.

Company - Preferred Life Insurance Company of New York at its Valuemark Service Center shown on the cover page of this Prospectus.

Contract Anniversary - An anniversary of the Effective Date of the Contract.

Contract Owner - The Contract Owner is named in the Application, unless changed, and has all rights under the Contract.

Contract Value - The dollar value as of any Valuation Date of all amounts accumulated under the Contract.

Contract Year - Any period of twelve (12) months commencing with the Effective Date and each Contract Anniversary thereafter.

Effective Date - The date on which the first Contract Year begins.

Eligible Investment(s) - An investment entity which can be selected by the Contract Owner to be the underlying investment of the Contract.

Fund - A segment of an Eligible Investment which constitutes a separate and distinct class of interests under an Eligible Investment.

Income Date - The date on which annuity payments are to commence.

Joint Owner - In Contracts containing Joint Owner provisions, if there is more than one Contract Owner, each Contract Owner shall be a Joint Owner of the Contract. Joint Owners have equal ownership rights and must both authorize any exercising of those ownership rights unless otherwise allowed by the Company. Any Joint Owner must be the spouse of the other Joint Owner. If there are Joint Owners, any reference to the age of the Contract Owner (or taxpayer) will be the age of the older Joint Owner.

Non-Qualified Contracts   -  Contracts issued under  Non-Qualified Plans which
do not receive favorable tax treatment under Sections 401, 403(b) or 408 of the Internal Revenue Code.

Qualified Contracts - Contracts issued under Qualified Plans which receive favorable tax treatment under Sections 401, 403(b) or 408 of the Internal Revenue Code.

Surrender Value - Contract Value for the Valuation Period next following the Valuation Period during which the written request to the Company for surrender is received reduced by the sum of: (i) any applicable premium taxes not previously deducted; (ii) any applicable Contract Maintenance Charge; and
(iii) any applicable Contingent Deferred Sales Charge.

Valuation Date - The Variable Account will be valued each day that the New York Stock Exchange is open for trading which is Monday through Friday, except for normal business holidays.

Valuation Period - The period commencing at the close of business of the New York Stock Exchange on each Valuation Date and ending at the close of business for the next succeeding Valuation Date.

Variable Account - A separate investment account of the Company, designated as Preferred Life Variable Account C, into which purchase payments may be allocated.

                                  HIGHLIGHTS

Purchase payments for the Contracts will be allocated to a segregated investment account of Preferred Life Insurance Company of New York (the "Company") which has been designated Preferred Life Variable Account C (the
"Variable  Account").   THE SMALL CAP FUND    IS NOT AVAILABLE IN NEW YORK UNTIL
APPROVED BY THE NEW YORK INSURANCE DEPARTMENT. (CHECK WITH YOUR AGENT
REGARDING AVAILABILITY.) The Variable Account invests in shares of Franklin Valuemark Funds (the "Trust"). (See "Franklin Valuemark Funds.") Contract Owners bear the investment risk for all amounts allocated to the Variable Account.

The Contract may be returned within 10 days after it is received ("Free Look Period"). It can be mailed or delivered to either the Company or the agent who sold it. Return of the Contract by mail is effective on being postmarked, properly addressed and postage prepaid. The returned Contract will be treated as if the Company never had issued it. The Company will promptly refund the Contract Value as of the date of surrender. This may be more or less than the purchase payments. Where the Contract is issued pursuant to an Individual Retirement Annuity, the Company will promptly refund the purchase payments, less withdrawals. The Company has the right to allocate initial purchase payments to the Money Market Sub-Account until the expiration of 15 days from the date the Contract is mailed from the Valuemark Service Center. If the Company does so allocate the initial purchase payments to the Money Market Sub-Account, it will refund the greater of the purchase payments, less any withdrawals, or the Contract Value. It is the Company's current practice to directly allocate the initial purchase payments to the Fund(s) as selected by the Contract Owner.

A Contingent Deferred Sales Charge (sales load) may be deducted in the event of a surrender. The Contingent Deferred Sales Charge is imposed on surrenders of purchase payments within five (5) years after their being made. Once each Contract Year, Contract Owners may surrender up to fifteen percent (15%) of purchase payments paid less any prior surrenders without incurring a Contingent Deferred Sales Charge. If no withdrawal is made during a Contract Year, the 15% is cumulative into future years. If less than 15% is withdrawn in a Contract Year, the remaining percentage is not available in future years.

The Contingent Deferred Sales Charge will vary in amount depending upon the Contract Year in which the purchase payment being surrendered was made. The Company currently makes available a systematic withdrawal plan which allows for additional options in some instances. (See "Surrenders - Systematic Withdrawal.") The Contingent Deferred Sales Charge is found in the Fee Table. (See also "Charges and Deductions - Deduction for Contingent Deferred Sales Charge (Sales Load).") The maximum Contingent Deferred Sales Charge is 5% of purchase payments. For purposes of determining the applicability of the Contingent Deferred Sales Charge, surrenders are deemed to be on a first-in, first-out basis.

There is a Mortality and Expense Risk Charge which is equal, on an annual basis, to 1.25% of the average daily net assets of the Variable Account. This Charge compensates the Company for assuming the mortality and expense risks under the Contracts. (See "Charges and Deductions - Deduction for Mortality and Expense Risk Charge.")

There is an Administrative Expense Charge which is equal, on an annual basis, to 0.15% of the average daily net assets of the Variable Account. This Charge compensates the Company for costs associated with the administration of the Contract and the Variable Account. (See "Charges and Deductions - Deduction for Administrative Expense Charge.")

There is an annual Contract Maintenance Charge of $30 each Contract Year. (See "Charges and Deductions - Deduction for Contract Maintenance Charge.")

Premium taxes or other taxes payable to a state or other governmental entity will be charged against the Contract Values. (See "Charges and Deductions-Deduction for Premium Taxes.")

Under certain circumstances there may be assessed a transfer fee when a Contract Owner transfers Contract Values. (See "Charges and Deductions - Deduction for Transfer Fee.")

There is a ten percent (10%) federal income tax penalty applied to the income portion of any distribution from Non-Qualified Contracts. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59 1/2; (b) after the death of the Contract Owner; (c) if the taxpayer is totally disabled (for this purpose, disability is as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, as amended (the"Code")); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982. For federal income tax purposes, withdrawals are deemed to be on a last-in, first-out basis. This discussion does not apply to Qualified Contracts issued pursuant to plans qualified under Sections 401, 403(b) or 408 of the Code. Separate tax withdrawal penalties and restrictions apply to Qualified Contracts. (See "Tax Status - Tax Treatment of Withdrawals - Qualified Contracts".) For a further discussion of the taxation of the Contracts, see "Tax Status."

Withdrawals of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) are limited to circumstances only when the Contract Owner: (1) attains age 59 1/2; (2) separates from service; (3) dies; (4) becomes disabled (within the meaning of Section 72(m)(7) of the Code); or (5) in the case of hardship. However, withdrawals for hardship are restricted to the portion of the Contract Owner's

Contract Value which represents contributions made by the Contract Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989 and only apply to (i) salary reduction contributions made after December 31, 1988; (ii) to income attributable to such contributions; and (iii) to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or transfers between certain Qualified Plans. Contract Owners should consult their own tax counsel or other tax adviser regarding distributions. (See "Tax Status - Tax Sheltered Annuities - Withdrawal Limitations.")

The Treasury Department has indicated that guidelines may be forthcoming under which a variable annuity contract will not be treated as an annuity contract for tax purposes if the owner of the contract has excessive control over the investment underlying the contract. The issuance of such guidelines may require the Company to impose limitations on a Contract Owner's right to control the investment. It is not known whether any such guidelines would have a retroactive effect. (See "Tax Status - Diversification.")

The Company offers other deferred variable annuity contracts but does not permit exchange of those contracts for the Contracts offered by this Prospectus.

               PREFERRED LIFE VARIABLE ACCOUNT C FEE TABLE
  __________________________________________________________________________

Contract Owner Transaction Fees
Contingent Deferred Sales Charge*
(as a percentage of purchase payments):     Years Since Payment   Charge
                                            ___________________   ______

                                                   0-1              5%
                                                   1-2              5%
                                                   2-3              4%
                                                   3-4              3%
                                                   4-5            1.5%
                                                   5+               0


Current Transfer Fee**                      First 12 transfers in a
                                            Contract Year are free.  Thereafter,
                                            the fee is $25 (or 2% of
                                            the amount transferred, if
                                            less). Prescheduled automatic
                                            dollar cost averaging transfers
                                            are not counted.

   Contract Maintenance Charge (Prior to the                      $30 per Contract
Income Date the charge is waived for
Contracts having values or purchase
payments less withdrawals of $100,000 or
more.)

Variable Account Annual Expenses
(as a percentage of average account value)

Mortality and Expense Risk Charge                                           1.25%
Administrative Expense Charge                                                .15%
                                                                            _____
Total Variable Account Annual Expenses                                      1.40%



   * Once each Contract Year, a Contract Owner may surrender up to fifteen percent (15%) of purchase payments paid less any prior surrenders without incurring a Contingent Deferred Sales Charge. If no withdrawal is made during a Contract Year, the 15% is cumulative into future years. If less than 15% is withdrawn in a Contract Year, the remaining percentage is not available in future years. See also
      "Surrenders - Systematic Withdrawal" for additional options.

  ** The Contract provides that if more than three transfers have been made in a Contract Year, the Company reserves the right to deduct a transfer fee which shall not exceed the lesser of $25 or 2% of the amount transferred.

FRANKLIN VALUEMARK FUNDS' ANNUAL EXPENSES
(as a percentage of Franklin Valuemark Funds' average net assets).

The Management Fees for each Fund are based on a percentage of that Fund's assets under management. See "Charges and Deductions" in this Prospectus and "Management" in the Trust prospectus.

The fees below represent the amounts that were paid by each Fund, for the 1994 calendar year (except for the Money Market Fund, the Zero Coupon Fund-1995, the Zero Coupon Fund-2000, the Zero Coupon Fund-2005, the Zero Coupon Fund 2010, the Templeton Global Asset Allocation Fund and the Small Cap Fund).
The purpose of the Table is to assist the Contract Owner in understanding the various costs and expenses that a Contract Owner will incur, directly or indirectly.


                                            Management
                                            and Business              Total
                                            Management     Other      Annual
                                            Fees (1/       Expenses   Expenses
                                            ____________   ________   ________
Money Market Fund (2/)                               .51%       .03%       .54%

Growth and Income Fund(3/)                           .50%       .04%       .54%

Precious Metals Fund                                 .61%       .07%       .68%

Real Estate Securities Fund                          .58%       .04%       .62%

Utility Equity Fund                                  .47%       .05%       .52%

High Income Fund                                     .55%       .05%       .60%

Global Income Fund                                   .55%       .16%       .71%

Investment Grade Intermediate Bond Fund              .59%       .04%       .63%

Income Securities Fund                               .48%       .06%       .54%

U.S. Government Securities Fund                      .49%       .04%       .53%

Adjustable U.S. Government Fund                      .54%       .03%       .57%

Zero Coupon Fund-1995(4/)                            .36%       .04%       .40%

Zero Coupon Fund-2000(4/)                            .36%       .04%       .40%

Zero Coupon Fund-2005(4/)                            .35%       .05%       .40%

Zero Coupon Fund-2010(4/)                            .35%       .05%       .40%

Rising Dividends Fund                                .75%       .05%       .80%

Templeton International Equity Fund(5/)              .84%       .15%       .99%

Templeton Pacific Growth Fund(6/)                    .90%       .17%      1.07%

Templeton Global Growth Fund                         .99%       .15%      1.14%

Templeton Developing Markets Equity Fund            1.25%       .28%      1.53%

Templeton Global Asset Allocation Fund(7/)           .80%       .11%       .91%

   Small Cap Fund(8/)                                .75%       .06%       .81%

     1/ The Business Management Fee is a direct expense for the Templeton Global Asset Allocation Fund; the other Funds pay for similar services indirectly through the Management Fee. See "Management" in the Trust Prospectus for further information regarding Management and Business Management Fees.

     2/ Franklin Advisers Inc. agreed in advance to waive a portion of its Management Fee and make payment of other expenses incurred by the Money Market Fund during 1994 and is currently continuing this arrangement in 1995. This arrangement may be terminated at any time. Therefore, the expenses of the Money Market Fund have been restated for 1995 and do not reflect this arrangement.

     3/ Prior to May 1, 1995, the Growth and Income Fund was known as the Equity Growth Fund.

     4/  Net of management fees waived and/or expense reimbursements.
Although not obligated to, Franklin Advisers, Inc. agreed in advance to waive a portion of its management fees and make payment of other expenses for the four Zero Coupon Funds through at least December 31, 1995 such that the aggregate expenses of the Zero Coupon Fund-1995, the Zero Coupon Fund-2000, the Zero Coupon Fund-2005 and the Zero Coupon Fund-2010 will not exceed 0.40% of each Fund's net assets. Absent the management fee waivers and expense payments, for the year ended December 31, 1994, the total annual expenses would have been as follows: Zero Coupon Fund-1995, .67%; Zero Coupon Fund-2000, .66%; Zero Coupon Fund-2005, .68%; and Zero Coupon Fund-2010, .68%.

     5/ The Templeton International Equity Fund was known as the International Equity Fund prior to August 18, 1993.

     6/ The Templeton Pacific Growth Fund was known as the Pacific Growth Fund prior to August 18, 1993.

     7/ The Templeton Global Asset Allocation Fund commenced operations May 1, 1995. The expenses shown are estimated expenses for the Fund for 1995.

     8/ The Small Cap Fund has not yet commenced operations. The expenses shown are estimated expenses for the Fund for 1995 on an annual basis.

The following Tables reflect expenses of the Variable Account as well as of the Trust. The dollar figures should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. The $30 Contract Maintenance Charge is included in the Examples as $1.

Since the average Contract account size for the Contracts described in this Prospectus is greater than $1,000, the expense effect of the Contract Maintenance Charge is reduced accordingly. For additional information, see "Charges and Deductions" in this Prospectus and "Management" in the Trust Prospectus.

Premium taxes are not reflected in the Tables.  Premium taxes may apply.

EXAMPLE

If the Contract is fully surrendered at the end of the applicable time period and no prior surrenders have occurred, the Contract Owner would have incurred the following expenses on a $1,000 investment, assuming a 5% annual return on assets compounded semi-annually:

                                             1      3      5     10
                                            Year  Years  Years  Years
                                            ____ ______ ______ ______
Money Market Fund                           $ 63  $  89  $ 125  $ 294

Growth and Income Fund                      $ 64  $  89  $ 125  $ 294

Precious Metals Fund                        $ 65  $  94  $ 133  $ 312

Real Estate Securities Fund                 $ 65  $  92  $ 130  $ 304

Utility Equity Fund                         $ 64  $  89  $ 124  $ 291

High Income Fund                            $ 64  $  91  $ 129  $ 302

Global Income Fund                          $ 66  $  95  $ 135  $ 316

Investment Grade Intermediate Bond Fund     $ 65  $  92  $ 130  $ 306

Income Securities Fund                      $ 64  $  89  $ 125  $ 294

U.S. Government Securities Fund             $ 64  $  89  $ 125  $ 292

Adjustable U.S. Government Fund             $ 64  $  90  $ 127  $ 298

Zero Coupon Fund-1995#                      $ 62  $  85  $ 117  $ 275

Zero Coupon Fund-2000#                      $ 62  $  85  $ 117  $ 275

Zero Coupon Fund-2005#                      $ 62  $  85  $ 117  $ 275

Zero Coupon Fund-2010#                      $ 62  $  85  $ 117  $ 275

Rising Dividends Fund                       $ 66  $  98  $ 140  $ 328

Templeton International Equity Fund         $ 68  $ 104  $ 151  $ 353

Templeton Pacific Growth Fund               $ 69  $ 106  $ 155  $ 363

Templeton Global Growth Fund*               $ 70  $ 109  $ 159  $ 372

Templeton Developing Markets Equity Fund*   $ 74  $ 121  $ 181  $ 420

Templeton Global Asset Allocation Fund**    $ 68  $ 101  $ 146  $ 342

   Small Cap Fund**                         $ 67  $  98  $ 140  $ 329


 *    Annualized
 **   Estimated
 #    Calculated with waiver of fees and reimbursement of expenses

If the Contract is not surrendered at the end of the applicable time period and no prior surrenders have occurred, the Contract Owner would have incurred the following expenses on a $1,000 investment, assuming a 5% annual return on assets compounded semi-annually:

                                            1      3      5     10
                                           Year  Years  Years  Years
                                           ____ ______ ______ ______
Money Market Fund                          $ 21  $  67  $ 121  $ 294

Growth and Income Fund                     $ 21  $  67  $ 121  $ 294

Precious Metals Fund                       $ 22  $  72  $ 129  $ 312

Real Estate Securities Fund                $ 22  $  70  $ 126  $ 304


Utility Equity Fund                        $ 21  $  67  $ 120  $ 291

High Income Fund                           $ 21  $  69  $ 125  $ 302

Global Income Fund                         $ 23  $  73  $ 131  $ 316

Investment Grade Intermediate Bond Fund    $ 22  $  70  $ 126  $ 306

Income Securities Fund                     $ 21  $  67  $ 121  $ 294

U.S. Government Securities Fund            $ 21  $  67  $ 121  $ 292

Adjustable U.S. Government Fund            $ 21  $  68  $ 123  $ 298

Zero Coupon Fund-1995#                     $ 19  $  63  $ 113  $ 275

Zero Coupon Fund-2000#                     $ 19  $  63  $ 113  $ 275

Zero Coupon Fund-2005#                     $ 19  $  63  $ 113  $ 275

Zero Coupon Fund-2010#                     $ 19  $  63  $ 113  $ 275

Rising Dividends Fund                      $ 23  $  76  $ 136  $ 328

Templeton International Equity Fund        $ 25  $  82  $ 147  $ 353

Templeton Pacific Growth Fund              $ 26  $  84  $ 151  $ 363

Templeton Global Growth Fund*              $ 27  $  87  $ 155  $ 372

Templeton Developing Markets Equity Fund*  $ 31  $  99  $ 177  $ 420

Templeton Global Asset Allocation Fund**   $ 25  $  79  $ 142  $ 342

   Small Cap Fund**                        $ 24  $  76  $ 136  $ 329


 *    Annualized
 **   Estimated
 #    Calculated with waiver of fees and reimbursement of other expenses

CONDENSED FINANCIAL INFORMATION

The financial statements of Preferred Life Insurance Company of New York and of Preferred Life Variable Account C may be found in the Statement of Additional Information.

The table below gives per unit information about the financial history of each Sub-Account from the inception of each to June 30, 1995.# This information should be read in conjunction with the financial statements and related notes to the Variable Account included in the Statement of Additional Information.



(Number of units in thousands)                                                                         Period from
                                                             Year ended    Year ended    Year ended    Inception to
                                              Period ended   December 31,  December 31,  December 31,  December 31,
Franklin Valuemark Funds:                     June 30, 1995     1994          1993          1992          1991
                                              _____________ _____________ _____________ _____________ ______________
Money Market Fund
Unit value at beginning of period             $      12.354       $12.066       $11.932       $11.742       $11.623
Unit value at end of period                   $      12.622       $12.354       $12.066       $11.932       $11.742
Number of units outstanding at end of period          2,415         2,487           627           301            62
Growth and Income Fund*
Unit value at beginning of period             $      13.215       $13.677       $12.574       $11.949       $11.061
Unit value at end of period                   $      15.122       $13.215       $13.677       $12.574       $11.949
Number of units outstanding at end of period          3,747         3,452         2,402         1,227           125
Precious Metals Fund
Unit value at beginning of period             $      13.979       $14.464        $9.424       $10.635       $10.433
Unit value at end of period                   $      14.016       $13.979       $14.464        $9.424       $10.635
Number of units outstanding at end of period            592           647           391            30             5
High Income Fund
Unit value at beginning of period             $      14.608       $15.155       $13.278       $11.583       $11.043
Unit value at end of period                   $      16.444       $14.608       $15.155       $13.278       $11.583
Number of units outstanding at end of period          1,827         1,710         1,135           266            37
Real Estate Securities Fund
Unit value at beginning of period             $      15.594       $15.369       $13.095       $11.848       $10.787
Unit value at end of period                   $      16.139       $15.594       $15.369       $13.095       $11.848
Number of units outstanding at end of period            848           900           437            77             8
U.S. Government Securities Fund
Unit value at beginning of period             $      13.835       $14.698       $13.586       $12.798       $12.036
Unit value at end of period                   $      15.451       $13.835       $14.698       $13.586       $12.798
Number of units outstanding at end of period          5,161         5,331         6,108         2,266           213


Utility Equity Fund
Unit value at beginning of period             $      15.104       $17.319       $15.889       $14.821       $13.234
Unit value at end of period                   $      16.906       $15.104       $17.319       $15.889       $14.821
Number of units outstanding at end of period          6,144         6,317         7,479         2,519           166
Zero Coupon - 1995 Fund
Unit value at beginning of period             $      14.380       $14.480       $13.665       $12.845       $11.943
Unit value at end of period                   $      14.915       $14.380       $14.480       $13.665       $12.845
Number of units outstanding at end of period            295           344           270           171            15
Zero Coupon - 2000 Fund
Unit value at beginning of period             $      15.373       $16.717       $14.595       $13.570       $12.274
Unit value at end of period                   $      17.368       $15.373       $16.717       $14.595       $13.570
Number of units outstanding at end of period          1,360         1,158           795           397             6
Zero Coupon - 2005 Fund
Unit value at beginning of period             $      16.096       $18.050       $14.975       $13.705       $12.369
Unit value at end of period                   $      19.061       $16.096       $18.050       $14.975       $13.705
Number of units outstanding at end of period            422           403           341           108             3
Zero Coupon - 2010 Fund
Unit value at beginning of period             $      15.930       $18.144       $14.670       $13.482       $12.013
Unit value at end of period                   $      19.596       $15.930       $18.144       $14.670       $13.482
Number of units outstanding at end of period            321           252           193            60             1
Global Income Fund
Unit value at beginning of period             $      13.726       $14.650       $12.733       $12.962       $12.296
Unit value at end of period                   $      14.725       $13.726       $14.650       $12.733       $12.962
Number of units outstanding at end of period          1,552         1,667         1,045           406            47
Investment Grade Intermediate Bond Fund
Unit value at beginning of period             $      14.257       $14.389       $13.442       $12.879       $12.105
Unit value at end of period                   $      14.984       $14.257       $14.389       $13.442       $12.879
Number of units outstanding at end of period          1,036         1,085           893           352            26
Income Securities Fund
Unit value at beginning of period             $      16.392       $17.734       $15.163       $13.580       $12.811
Unit value at end of period                   $      18.242       $16.392       $17.734       $15.163       $13.580
Number of units outstanding at end of period          4,418         4,416         2,634           668            35
Adjustable U.S. Government Fund
Unit value at beginning of period             $      11.077       $11.254       $11.020       $10.698       $10.498
Unit value at end of period                   $      11.610       $11.077       $11.254       $11.020       $10.698
Number of units outstanding at end of period          1,383         1,767         1,971         1,453           126
   Templeton Pacific Growth Fund **
Unit value at beginning of period             $      12.802       $14.233        $9.761    $10.000****        NA
Unit value at end of period                   $      13.015       $12.802       $14.233        $9.761         NA
Number of units outstanding at end of period          1,913         2,112           915            58         NA
Rising Dividends Fund
Unit value at beginning of period             $       9.769       $10.327       $10.848    $10.000****        NA
Unit value at end of period                   $      11.035        $9.769       $10.327       $10.848         NA
Number of units outstanding at end of period          3,001         2,936         2,772           617         NA
Templeton International Equity Fund ***
Unit value at beginning of period             $      12.161       $12.226        $9.642    $10.000****        NA
Unit value at end of period                   $      13.005       $12.161       $12.226        $9.642         NA
Number of units outstanding at end of period          4,041         4,079         1,346            88         NA

Templeton Developing Markets Equity Fund
Unit value at beginning of period             $       9.454    $10.000****        NA            NA            NA
Unit value at end of period                   $       9.678        $9.454         NA            NA            NA
Number of units outstanding at end of period            686           591         NA            NA            NA
Templeton Global Growth Equity Fund
Unit value at beginning of period             $      10.201    $10.000****        NA            NA            NA
Unit value at end of period                   $      10.855       $10.201         NA            NA            NA
Number of units outstanding at end of period          1,084           921         NA            NA            NA

   # As of June 30, 1995, the Small Cap Fund and the Templeton Global
     Asset Allocation Fund had not yet commenced operations.
   * Prior to May 1, 1995, the Growth and Income Fund was known as the Equity Growth Fund.
  ** Prior to August 18, 1993, the Templeton Pacific Growth Fund was known as the Pacific Growth Fund
 *** Prior to August 18, 1993, the Templeton International Equity Fund was
     known as the International Equity Fund
**** Unit Value at inception was $10.00

The Accumulation Unit Value for each Sub-Account was initially arbitrarily set. The inception date for all Sub-Accounts, except those noted below, was September 6, 1991. The inception date for the Rising Dividends Sub-Account, the Templeton International Equity Sub-Account and the Templeton Pacific Growth Sub-Account was March 10, 1992. Inception was March 15, 1994 for the Templeton Global Growth Sub-Account and the Templeton Developing Markets Equity Sub-Account. The Templeton Global Asset Allocation Sub-Account and the Small Cap Fund are new in 1995.

                                 THE COMPANY

Preferred Life Insurance Company of New York (the "Company") is a stock life insurance company organized under the laws of the state of New York. The Company is a wholly-owned subsidiary of Allianz Life Insurance Company of North America ("Allianz Life"). Allianz Life, formerly North American Life and Casualty Company, is headquartered in Minneapolis, Minnesota. The Company is authorized to do direct business in six states, including New York. The Company offers group life, group accident and health insurance and variable annuity products.

NALAC Financial Plans, Inc. is a wholly-owned subsidiary of Allianz Life. It is the principal underwriter of the Contracts. NALAC Financial Plans, Inc.
Is reimbursed for expenses incurred in the distribution of the Contracts.

Administration for the Contract is provided at the Company's Valuemark Service
Center: Preferred Life Annuity Service Office, 300 Berwyn Park, P.O. Box 3031, Berwyn, Pennsylvania 19312-0031, (800) 624-0197

                             THE VARIABLE ACCOUNT

The Variable Account was established pursuant to a resolution of the Board of Directors on February 26, 1988. The Variable Account is registered with the Securities and Exchange Commission as a unit investment trust under the
Investment Company Act of 1940, as amended     (the "1940 Act").

The assets of the Variable Account are the property of the Company. However, the assets of the Variable Account equal to the reserves and other contract liabilities with respect to the Variable Account are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains and losses, whether or not realized, are, in accordance with the Contracts, credited to or charged against the Variable Account without regard to other income, gains or losses of the Company. The Company's obligations arising under the Contracts are general corporate obligations.

The Variable Account meets the definition of a "separate account" under the federal securities laws.

The Variable Account is divided into Sub-Accounts with the assets of each Sub-Account invested in one of the Funds of Franklin Valuemark Funds.
Currently, there are    twenty-two     Funds available under Franklin Valuemark
Funds.

                           FRANKLIN VALUEMARK FUNDS

Each of the twenty-two Sub-Accounts of the Variable Account is invested solely in the shares of one of the 22 Funds of Franklin Valuemark Funds ("Trust"). The Trust is an open-end management investment company registered under the 1940 Act. While a brief summary of the investment objectives is set forth below, more comprehensive information, including a discussion of potential risks, is found in the accompanying prospectus for the Trust, which is included with this Prospectus. PURCHASERS SHOULD READ THIS PROSPECTUS AND THE ACCOMPANYING PROSPECTUS FOR THE TRUST CAREFULLY BEFORE INVESTING.

Franklin Advisers, Inc. ("Advisers"), 777 Mariners Island Blvd., San Mateo, California 94404 , serves as each Fund's (except the Templeton Global Growth Fund, the Templeton Developing Markets Equity Fund and the Templeton Global Asset Allocation Fund) investment manager. The investment manager for the Templeton Global Growth Fund and the Templeton Global Asset Allocation Fund is Templeton, Galbraith & Hansberger, Ltd., Lyford Cay Nassau, N.P. Bahamas. As of October 1,1995 the investment manager for the Templeton Developing Markets Equity Fund is Templeton Investment Management (Singapore) Pte Ltd., 20 Raffles Place, Ocean Towers, Singapore. All investment managers or advisers are referred to collectively as "Managers." The Managers are direct or indirect wholly-owned subsidiaries of Franklin Resources, Inc., a publicly-owned holding company. The Managers, subject to the overall policies, control and direction and review of the Board of Trustees of the

Trust, are responsible for recommending and providing advice with respect to each Fund's investments, and for determining which securities will be purchased, retained or sold as well as for execution of portfolio transactions. Certain Managers have retained one or more Sub-Advisers to handle the day-to-day management of a Fund. Advisers act as investment manager or administrator to 33 U.S. registered investment companies (111 separate series) with aggregate assets of over $75 billion.

Templeton Global Investors, Inc., Broward Financial Centre, Suite 2100, Ft. Lauderdale, Florida, provides certain administrative facilities and services for certain of the Funds.

Franklin Templeton Investor Services, Inc., 777 Mariners Island Blvd., San Mateo, California 94404, also a wholly-owned subsidiary of Franklin Resources, Inc., maintains the records of the Trust's shareholder accounts, processes purchases and redemptions of shares, and serves as each Fund's dividend paying agent.

Description of the Funds

FUND SEEKING STABILITY
OF PRINCIPAL AND INCOME

Money Market Fund

The Money Market Fund seeks high current income, consistent with capital preservation and liquidity. The Fund will pursue its objective by investing exclusively in high quality money market instruments. An investment in the Fund is neither insured nor guaranteed by the U.S. Government. The Fund attempts to maintain a stable net asset value of $1.00 per share, although no assurances can be given that the Fund will be able to do so.

FUNDS SEEKING CURRENT INCOME

Adjustable U.S. Government Fund

The Adjustable U.S. Government Fund seeks a high level of current income, consistent with lower volatility of principal, by investing primarily in adjustable rate securities which are issued or guaranteed by the U.S. government, its agencies or instrumentalities.

Global Income Fund

The Global Income Fund seeks a high level of current income, consistent with preservation of capital, with capital appreciation as a secondary consideration, through investing in foreign and domestic debt obligations, including up to 25% in high yield, high risk, lower rated debt obligations (commonly referred to as "junk bonds") and related currency transactions.

Investing in a non-diversified fund of global securities including those of developing markets issuers involves increased susceptibility to the
special     risks associated with foreign investing.

High Income Fund

The High Income Fund seeks a high level of current income, with capital appreciation as a secondary objective, by investing in debt obligations and dividend-paying common and preferred stocks. Debt obligations include high yield, high risk, lower rated obligations (commonly referred to as "junk bonds") which involve increased risks related to the creditworthiness of their issuers.

Investment Grade Intermediate Bond Fund

The Investment Grade Intermediate Bond Fund seeks current income, consistent with preservation of capital, primarily through investment in intermediate-term, investment grade corporate obligations and in U.S. government securities.

The U.S. Government Securities Fund

The U.S. Government Securities Fund seeks current income and safety of capital by investing exclusively in obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities.

Zero Coupon Funds

There are four Zero Coupon Funds. Each of the Funds matures in the specified target year as follows:

Zero Coupon Fund - 1995
Zero Coupon Fund - 2000
Zero Coupon Fund - 2005
Zero Coupon Fund - 2010

The four Zero Coupon Funds seek a high investment return consistent with the preservation of capital, by investing primarily in zero coupon securities. In response to interest rate changes, these securities may experience greater fluctuations in market value than interest paying securities of similar maturities. The Funds may not be appropriate for short-term investors or those who intend to withdraw money before the maturity date.

Additional Zero Coupon Funds may be added to the Trust in the future. Should any such Funds be available for investment at the maturity date of any existing Zero Coupon Fund, such Funds will be available as an investment option for Contract Owners who select such option. If no selection has been made by a Contract Owner prior to the maturity date of a Zero Coupon Fund, the

Account Value held in the Sub-Account underlying the Owner's Contract will be automatically transferred to the Money Market Sub-Account. The Company will notify the Owner of a maturing Zero Coupon Fund in writing at least 30 days prior to the maturity. Included with the notification will be investment options available at that time as well as the automatic Money Market option. THE ZERO COUPON FUND-1995 WILL MATURE DECEMBER 15, 1995. The Zero Coupon Funds may not be appropriate for Contract Owners who do not plan to have their purchase payments invested in the Zero Coupon Sub-Accounts for the long-term or until maturity of the portfolio.

   FUNDS SEEKING GROWTH AND INCOME

Growth and Income Fund

The Growth and Income Fund (formerly the Equity Growth Fund) seeks capital appreciation, with current income return as a secondary objective, by investing primarily in U.S. common stocks, securities convertible into common stocks, preferred stocks and debt securities.

Income Securities Fund

The Income Securities Fund seeks to maximize income while maintaining prospects for capital appreciation by investing in a diversified portfolio of domestic and foreign, including developing markets, debt obligations and/or equity securities. Debt obligations include high yield, high risk, lower rated obligations (commonly referred to as "junk bonds") which involve increased risks related to the creditworthiness of their issuers.

Rising Dividends Fund

The Rising Dividends Fund seeks capital appreciation, primarily through investment in the equity securities of companies that have paid consistently rising dividends over the past ten years. Preservation of capital is also an important consideration. The Fund seeks current income incidental to capital appreciation.

Templeton Global Asset Allocation Fund

The Templeton Global Asset Allocation Fund seeks a high level of total return through a flexible policy of investing in equity securities, debt obligations, and money market instruments of issuers in any nation, including developing markets nations. The mix of investments among the three market segments will be adjusted in an attempt to capitalize on total return potential produced by changing economic conditions throughout the world. Foreign investing involves special risks.

Utility Equity Fund

The Utility Equity Fund seeks both capital appreciation and current income by investing in securities of domestic and foreign, including developing markets, issuers engaged in the public utilities industry.

FUNDS SEEKING CAPITAL GROWTH

Precious Metals Fund

The Precious Metals Fund seeks capital appreciation, with current income return as a secondary objective, by concentrating its investments in securities of U.S. and foreign companies including those in developing markets, engaged in mining, processing or dealing in gold and other precious metals.

Real Estate Securities Fund

The Real Estate Securities Fund seeks capital appreciation, with current income return as a secondary objective, by concentrating its investments in publicly traded securities of U.S. companies in the real estate industry.

   Small Cap Fund

The Small Cap Fund seeks long-term capital growth. The Fund seeks to accomplish its objective by investing primarily in equity securities of small capitalization growth companies. The Fund may also invest in foreign securities, including those of developing markets issuers. Because of the Fund's investments in small capitalization companies, an investment in the Fund may involve greater risks and higher volatility and should not be considered a complete investment program.

Templeton Developing Markets Equity Fund

The Templeton Developing Markets Equity Fund seeks long-term capital appreciation. The Fund seeks to achieve this objective by investing primarily in equities of issuers in countries having developing markets. The Fund is subject to the heightened foreign securities investment risks that accompany foreign developing markets and an investment in the Fund may be considered speculative.

Templeton Global Growth Fund

The Templeton Global Growth Fund seeks long-term capital growth. The Fund hopes to achieve its objective through a flexible policy of investing in stocks and debt obligations of companies and governments of any nation, including developing markets. The realization of income, if any, is only incidental to accomplishment of the Fund's objective of long-term capital growth. Foreign investing involves special risks.

Templeton International Equity Fund

The Templeton International Equity Fund seeks long-term growth of capital. Under normal conditions, the International Equity Fund will invest at least 65% of its total assets in an internationally mixed portfolio of foreign equity securities which trade on markets in countries other than the U.S., including developing markets, and are (i) issued by companies domiciled in countries other than the U.S. or (ii) issued by companies that derive at least 50% of either their revenues or pre-tax income from activities outside of the U.S. Foreign investing involves special risks.

Templeton Pacific Growth Fund

The Templeton Pacific Growth Fund seeks long-term growth of capital, primarily through investing at least 65% of its total assets in equity securities which trade on markets in the Pacific Rim, including developing markets, and (i) are issued by companies domiciled in the Pacific Rim or (ii) issued by companies that derive at least 50% of either their revenues or pre-tax income from activities in the Pacific Rim. Investing in a portfolio of geographically concentrated foreign securities, including developing markets, involves increased susceptibility to the special risks of foreign investing and an investment in the Fund may be considered speculative.

The Templeton Global Asset Allocation Fund, Templeton Developing Markets Equity Fund, Templeton Global Growth Fund, Global Income Fund, Income Securities Fund, Investment Grade Intermediate Bond Fund, Templeton International Equity Fund, Money Market Fund, Templeton Pacific Growth Fund, Precious Metals Fund, Small Cap Fund and Utility Equity Fund may invest more than 10% of their total net assets in foreign securities which are subject to special and additional risks related to currency fluctuations, market volatility and economic, social and political uncertainty; investing in developing markets involves similar but heightened risks related to the relatively small size and lesser liquidity of these markets. See "Highlighted Risk Considerations - Foreign Transactions" in the Trust Prospectus.

The High Income Fund and the Income Securities Fund may invest up to 100% of their respective net assets in debt obligations rated below investment grade, commonly known as "junk bonds", or in obligations which have not been rated by any rating agency. Investments rated below investment grade involve greater risks, including price volatility and risk of default than investments in higher rated obligations. Investors should carefully consider the risks associated with an investment in these Funds in light of the securities in which they invest. See "Highlighted Risk Considerations - Lower Rated Debt Obligations" in the Trust Prospectus.

General

There is no assurance that the investment objectives of any of the Funds will be met. Contract Owners bear the complete investment risk for Contract Values allocated to a Sub-Account.

Additional Funds and/or additional Eligible Investments may, from time to time, be made available as investments to underlie the Contract. However, the right to make such selections will be limited by the terms and conditions imposed on such transactions by the Company. (See "Purchase Payments and Contract Value - Allocation of Purchase Payments.")

Substitution of Securities

If the shares of any Fund of the Trust should no longer be available for investment by the Variable Account or if, in the judgment of the Company, further investment in such shares should become inappropriate in view of the purpose of the Contract, the Company may substitute shares of another Eligible Investment (or Fund within the Trust). No substitution of securities in any Sub-Account may take place without prior approval of the Securities and Exchange Commission and under such requirements as it may impose.

Voting Rights

In accordance with its view of present applicable law, the Company will vote the shares of the Trust held in the Variable Account at special meetings of the shareholders of the Trust in accordance with instructions received from persons having the voting interest in the Variable Account. The Company will vote shares for which it has not received instructions, as well as shares attributable to it, in the same proportion as it votes shares for which it has received instructions. The Trust does not hold regular meetings of shareholders.

The number of shares which a person has a right to vote will be determined as of a date to be chosen by the Company not more than sixty (60) days prior to the meeting of the Trust. Voting instructions will be solicited by written communication at least fourteen (14) days prior to the meeting.

Trust shares are issued and redeemed only in connection with variable annuity contracts and variable life insurance policies issued through separate accounts of the Company and its affiliates. The Trust does not foresee any disadvantage to Contract Owners arising out of the fact that the Trust may be made available to separate accounts which are used in connection with both variable annuity and variable life insurance products. Nevertheless, the Trust's Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response thereto. If such a conflict were to occur, one of the separate accounts might withdraw its investment in the Trust. This might force the Trust to sell portfolio securities at disadvantageous prices.

                            CHARGES AND DEDUCTIONS

Various charges and deductions are made from Contract Values and the Variable Account. These charges and deductions are:

Deduction for Contingent Deferred Sales Charge (Sales Load)

If all or a portion of the Surrender Value (see "Surrenders") is surrendered, a Contingent Deferred Sales Charge (sales load) will be calculated at the time of each surrender and will be deducted from the Contract Value. This Charge reimburses the Company for expenses incurred in connection with the promotion, sale and distribution of the Contracts. The Contingent Deferred Sales Charge applies only to those purchase payments received within five (5) years of the date of surrender. In calculating the Contingent Deferred Sales Charge, purchase payments are allocated to the amount surrendered on a first-in, first-out basis. The amount of the Contingent Deferred Sales Charge is calculated by: (a) allocating purchase payments to the amount surrendered;
(b) multiplying each such allocated purchase payment that has been held under the Contract for the period shown below by the charge shown below:

                          Years Since Payment     Charge
                          ___________________     ______

                                0-1                  5%
                                1-2                  5%
                                2-3                  4%
                                3-4                  3%
                                4-5                1.5%
                                5+                   0

and (c) adding the products of each multiplication in (b) above. The charge will not exceed 5% of the purchase payments.

Once each Contract Year, Contract Owners may surrender up to fifteen percent (15%) of purchase payments paid less any prior surrenders without incurring a Contingent Deferred Sales Charge. If no withdrawal is made during a Contract Year, the 15% is cumulative into future years. If less than 15% is withdrawn in a Contract Year, the remaining percentage is not available in future years.
  No Contingent Deferred Sales Charge will be deducted from purchase payments which have been held under the Contract for more than five (5) Contract Years or as annuity payments. See also "Surrenders - Systematic Withdrawal." The Company may also eliminate or reduce the Contingent Deferred Sales Charge under the Company procedures then in effect. (See "Charges and Deductions - Reduction or Elimination of Contingent Deferred Sales Charge.")

For a partial surrender, the Contingent Deferred Sales Charge will be deducted from the remaining Contract Value, if sufficient; otherwise it will be deducted from the amount surrendered. The amount deducted from the Contract Value will be determined by canceling Accumulation Units from each applicable Sub-Account in the ratio that the value of each Sub-Account bears to the total Contract Value. The Contract Owner must specify in writing in advance which units are to be canceled if other than the above method of cancellation is desired.

To the extent that the Contingent Deferred Sales Charge is insufficient to cover the actual cost of distribution, the Company may use any of its corporate assets, including potential profit which may arise from the Mortality and Expense Risk Charge, to make up any difference.

Reduction or Elimination of Contingent Deferred Sales Charge

The amount of the Contingent Deferred Sales Charge on the Contracts may be reduced or eliminated when sales of the Contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the Contingent Deferred Sales Charge will be determined by the Company after examination of the following factors:
(1) the size of the group; (2) the total amount of purchase payments expected to be received from the group; (3) the nature of the group for which the Contracts are purchased, and the persistency expected in that group; (4) the purpose for which the Contracts are purchased and whether that purpose makes it likely that expenses will be reduced; and (5) any other circumstances which the Company believes to be relevant to determining whether reduced sales or administrative expenses may be expected. None of the reductions in charges for sales is contractually guaranteed.

The Contingent Deferred Sales Charge may be eliminated when the Contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will reductions or elimination of the Contingent Deferred Sales Charge be permitted where reductions or elimination will unfairly discriminate against any person.

Deduction for Mortality and Expense Risk Charge

The Company deducts on each Valuation Date a Mortality and Expense Risk Charge which is equal, on an annual basis, to 1.25% of the average daily net assets of the Variable Account (consisting of approximately .90% for mortality risks and approximately .35% for expense risks). The mortality risk borne by the Company arises from its contractual obligation to make annuity payments (determined in accordance with the Annuity Options and other provisions contained in the Contract) regardless of how long all Annuitants may live. This undertaking assures that neither an Annuitant's own longevity, nor an improvement in life expectancy greater than expected, will have any adverse effect on the annuity payments the Annuitant will receive under the Contract.

Furthermore, the Company bears a mortality risk, regardless of the Annuity Option selected, in that it guarantees the purchase rates for the annuity income options available under the Contract whether for fixed payment options or variable payment options. In addition, the Company assumes a mortality risk for the guaranteed minimum death benefit provided under the Contract. The expense risk assumed by the Company is that all actual expenses involved in administering the Contracts, including Contract maintenance costs, administrative costs, mailing costs, data processing costs, legal fees, accounting fees, filing fees, and the costs of other services may exceed the amount recovered from the Contract Maintenance Charge and the Administrative Expense Charge.

If the Mortality and Expense Risk Charge is insufficient to cover the actual costs, the loss will be borne by the Company. Conversely, if the amount deducted proves more than sufficient, the excess will be a profit to the Company. The Company expects to profit from this charge.
Mortality and Expense Risk Charge is guaranteed by the Company and cannot be increased.

Deduction for Administrative Expense Charge

The Company deducts on each Valuation Date an Administrative Expense Charge which is equal, on an annual basis, to 0.15% of the average daily net assets of the Variable Account. This charge, together with the Contract Maintenance Charge (see below), is to reimburse the Company for the expenses it incurs in the establishment and maintenance of the Contracts and the Variable Account. These expenses include but are not limited to: preparation of the Contracts, confirmations, annual reports and statements, maintenance of Contract Owner records, maintenance of Variable Account records, administrative personnel costs, mailing costs, data processing costs, legal fees, accounting fees, filing fees, the costs of other services necessary for Contract Owner servicing and all accounting, valuation, regulatory and reporting requirements. The Company does not intend to profit from this charge. This charge will be reduced to the extent that the amount of this charge is in excess of that necessary to reimburse the Company for its administrative expenses. Should this charge prove to be insufficient, the Company will not increase this charge and will incur the loss.

Deduction for Contract Maintenance Charge

The Company deducts an annual Contract Maintenance Charge of $30 from the Contract Value on each Contract Anniversary (Prior to the Income Date, the charge is waived for Contracts having Contract Values or purchase payments less withdrawals of $100,000.00 or more). This charge is to reimburse the Company for its administrative expenses (see above). Prior to the Income Date, this charge is deducted by canceling Accumulation Units from each applicable Sub-Account in the ratio that the value of each Sub-Account bears to the total Contract Value. When the Contract is surrendered for its full Surrender Value on other than a Contract Anniversary, the entire Contract Maintenance Charge will be deducted at the time of surrender. On and after the Income Date, the Contract Maintenance Charge will be collected pro rata on a monthly basis ($2.50 per month) and will result in a reduction of the monthly annuity payments.

Deduction for Premium Taxes

Premium taxes or other taxes payable to a state, municipality or other governmental entity will be charged against the Contract Values. Premium taxes currently imposed by certain states on the Contracts offered hereby range from 0% to 3% of premiums paid. Some states assess premium taxes at the time purchase payments are made; others assess premium taxes at the time annuity payments begin. The Company will, in its sole discretion, determine when taxes have resulted from: the investment experience of the Variable Account; receipt by the Company of the purchase payment(s); or commencement of annuity payments. The Company may, at its sole discretion, pay taxes when due and deduct that amount from the Contract Value at a later date. Payment at an earlier date does not waive any right the Company may have to deduct amounts at a later date.

Deduction for Income Taxes

While the Company is not currently maintaining a provision for federal income taxes, the Company has reserved the right to establish a provision for income taxes if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Variable Account. The Company will deduct for any income taxes incurred by it as a result of the operation of the Variable Account whether or not there was a provision for taxes and whether or not it
was  sufficient.    Currently, no federal income taxes are assessed against the
Variable Account. However, if the tax laws should change, the Company reserves the right to deduct the amount of such taxes from the Variable Account.

Deduction for Trust Expenses

There are other deductions from, and expenses paid out of, the assets of the Trust which are described in the accompanying Trust prospectus.

Deduction for Transfer Fee

A Contract Owner may transfer all or a part of the Contract Owner's interest among the Sub-Accounts without the imposition of any fee or charge if there have been no more than three transfers made in the Contract Year. If more than three transfers have been made in the Contract Year, the Company reserves the right to deduct a transfer fee. The maximum transfer fee that the Company may deduct, per transfer, is the lesser of $25 or 2% of the amount transferred. Currently 12 transfers may be made in a Contract Year without a charge. Thereafter, the fee is $25 (or 2% of the amount transferred, if less.)
   Currently, prescheduled automatic dollar cost averaging transfers are not counted. The Company charges a fee for all transfers after the Income Date, which fee, per transfer, will not exceed the lesser of $25 or 2% of the amount
transferred.    The  transfer fee at any given time will not be set at a level greater than its cost and will contain no element of profit.

                                THE CONTRACTS

Ownership

The Contract Owner and if provided for in the Contract, any Joint Owner as named on the Contract Schedule, have all rights and may receive all benefits under the Contract. The Contract Owner, if provided for in the Contract, may name a Contingent Owner or change the Contract Owner at any time. Any Joint Owner must be the spouse of the other Joint Owner and any Contingent Owner must be the spouse of the Contract Owner. Upon the death of the Contract Owner, the Contingent Owner or surviving Joint Owner (as applicable) may elect to keep the Contract in force and become the new Contract Owner. The Annuitant becomes the Owner on and after the Income Date. A change of Contract Owner or Contingent Owner will automatically revoke any prior designation of Contract Owner or Contingent Owner. A request for change must be: (1) made in writing; and (2) received by the Company as its Annuity Service Office. After the transfer is recorded, the change will become effective as of the date the written request is signed. A new designation of Contract Owner (as applicable) will not apply to any payment made or action taken by the Company prior to the time it was received.

For Non-Qualified Contracts, in accordance with Code Section 72(u), a deferred annuity contract held by a corporation or other entity that is not a natural person is not treated as an annuity contract for tax purposes. Income on the contract is treated as ordinary income received by the owner during the taxable year. However, for purposes of Code Section 72(u), an annuity contract held by a trust or other entity as agent for a natural person is considered held by a natural person and treated as an annuity contract for tax purposes. Tax advice should be sought prior to purchasing a Contract which is to be owned by a trust or other non-natural person.

Assignment

The Contract Owner may assign the Contract at any time during his or her lifetime. A copy of any assignment must be filed with the Valuemark Service
Center.    The Company is not responsible for the validity of any assignment.
If the Contract Owner assigns the Contract, the Contract Owner's rights and those of any revocably-named person will be subject to the assignment. The Company will not be bound by any assignment until written notice is received by the Company at its Valuemark Service Center.

If the Contract is issued pursuant to a Qualified Plan, it may not be assigned, pledged or otherwise transferred except as may be allowed under applicable law.

Beneficiary

One or more Beneficiaries and/or Contingent Beneficiaries are named in the application, and unless changed, are entitled to receive any death benefits to be paid. Upon the death of the Contract Owner, the Contingent Owner or surviving Joint Owner (as applicable) will be the designated Beneficiary and any other Beneficiary named will be treated as a Contingent Beneficiary, unless otherwise indicated.

Change of Beneficiary

The Contract Owner may change a Beneficiary or Contingent Beneficiary by filing a written request with the Company at its Valuemark Service Center unless an irrevocable Beneficiary designation was previously filed. After the change is recorded, it will take effect as of the date the request was signed. If the request reaches the Valuemark Service Center after the Annuitant or Contract Owner, as applicable, dies but before any payment is made, the change will be valid. The Company will not be liable for any payment made or action taken before it records the change.

Annuitant

The Annuitant must be a natural person. The maximum age of the Annuitant on the Effective Date is 80 years old. The Annuitant may be changed at any time prior to the Income Date unless the Contract is owned by a non-natural person.
  (See "Death of the Annuitant Prior to the Income Date.") Joint Annuitants are allowed at the time of annuitization only. The Annuitant has no rights or privileges prior to the Income Date. When an Annuity Option is elected, the amount payable as of the Income Date is based on the age (and sex, where permissible) of the Annuitant, as well as the Option selected and the Contract Value. The Annuitant becomes the Contract Owner on or after the Income Date.

Death of the Contract Owner Before the Income Date

In those Contracts where a Contingent Owner has been named, in the event of the death of the Contract Owner prior to the Income Date, the Contingent Owner, if any becomes the designated Beneficiary and any other Beneficiary named will be treated as a Contingent Beneficiary, unless otherwise indicated. In those Contracts where Joint Owners have been named, upon the death of either Joint Owner prior to the Income Date, the surviving Joint Owner, if any, becomes the designated Beneficiary and any other Beneficiary named will be treated as a Contingent Beneficiary, unless otherwise indicated. Only the Owner's spouse may be the Contingent Owner or a Joint Owner. If there is no surviving Contingent Owner or Joint Owner, a death benefit is payable to the

Beneficiary designated by the Contract Owner. The value of the death benefit will be determined as of the Valuation Period next following the date both due proof of death and a payment election are received by the Company.
   The guaranteed death benefit is:

     1. On the date of issue, the guaranteed death benefit is equal to the purchase payment.

     2. After the date of issue, the guaranteed death benefit will be the sum of all purchase payments made minus any amounts surrendered or paid by the company.

The guaranteed death benefit will never be less than the Contract Value as of the most recent five year Contract Anniversary preceding the earlier of (a) the date of death or (b) the date of the Contract Owners 81st birthday, plus subsequent Purchase Payments minus subsequent surrenders.

The Beneficiary may, at any time before the end of a sixty (60) day period following receipt of proof of death, elect the death benefit to be paid under one of the following options:

     A.   Lump sum payment of the death benefit;

     (The value of the death benefit is equal to the greater of the guaranteed death benefit or the Surrender Value as of the Valuation Period next following the date due proof of death and a payment election are received by the Company).



     B. Payment of the entire death benefit within five years of the date of the Contract Owner's death;

     (The value of the death benefit under Option B is determined by comparing the guaranteed death benefit to the Contract Value as of the Valuation Period next following the date both due proof of death and a payment election are received by the Company. If the Contract Value is the greater, it will be the death benefit. The death benefit will no longer be guaranteed by the Company.


   If the guaranteed death benefit is greater, it will be the death benefit. The
death benefit will no longer be guaranteed by the Company.     Any distribution
of death benefit will be reduced by the sum of any applicable premium taxes, Contract Maintenance Charge and Contingent Deferred Sales Charge).

        C. Payment over the lifetime of the designated Beneficiary or over a period not extending beyond the life expectancy of the designated Beneficiary with distribution beginning within one year of the date of death of the Contract Owner (see "Annuity Provisions - Annuity Options").

      (The value of the death benefit under Option C is determined by comparing the guaranteed death benefit to the Contract Value as of the Valuation Period next following the date both due proof of death and a payment election are received by the Company. If the Contract Value is greater it will be treated
as  the  death  benefit.)   If the guaranteed death benefit is the greater, it
will be the death benefit.

     D. If the designated Beneficiary is the Contract Owner's spouse, he/she can continue the Contract in his/her own name. (The value of the death benefit under Option D is determined by comparing the guaranteed death benefit to the Contract Value as of the Valuation Period next following the date both due proof of death and a payment election are received by the Company. If the Contract Value is greater, it will remain the Contract Value. If the guaranteed death benefit is greater, it will become the new Contract Value. Any distribution by the new Owner will be reduced by the sum of any applicable premium taxes, Contract Maintenance Charges and Contingent Deferred Sales Charges.

If no payment option is elected, a single sum settlement will be made at the end of the sixty (60) day period following receipt of proof of death.

Death of the Annuitant Prior to the Income Date

If the Annuitant dies on or before the Income Date and the Annuitant is different from the Contract Owner, the Contract Owner may designate a new Annuitant. If one is not designated, the Contract Owner will be the Annuitant, provided the Contract Owner is a natural person.

If the Contract Owner is a non-natural person, then for the purposes of the death benefit, the Annuitant shall be treated as the Contract Owner and the death of the Annuitant shall be treated as a death of the Contract Owner.

Death of the Annuitant After the Income Date

If the Annuitant dies on or after the Income Date, the death benefit, if any, will be payable to the Beneficiary as specified in the Annuity Option elected. The Company will require proof of the Annuitant's death. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.

                              ANNUITY PROVISIONS

Income Date

The Contract Owner selects an Income Date at the time of application (or at the time of issue for certain Contracts). The Income Date must always be the first day of a calendar month. The earliest Income Date is five years after the Effective Date. The Income Date may not be later than the month following the Annuitant's 85th birthday or 10 years from the Effective Date if later. If no Income Date is selected on the Application, the date will be the later of the Annuitant's 65th birthday (or 85th birthday for certain Contracts).

Change in Income Date and Annuity Option
Contract Owner may, upon at least thirty (30) days prior written notice to the Company, at any time prior to the Income Date, change the Income Date. The Income Date must always be the first day of a calendar month. The Income Date may not be later than the month following the Annuitant's 85th birthday, or 10 years from the Effective Date, if later.

The Contract Owner may, upon at least thirty (30) days prior written notice to the Company, at any time prior to the Income Date, select and/or change the Annuity Option.

Annuity Options

Instead of having the proceeds paid in one sum, the Contract Owner may select one of the Annuity Options. These may be on a fixed or variable basis, or a combination thereof. The Annuity Option must be selected at least 30 days prior to the Income Date. The Company may, at the time of election of an Annuity Option, offer more favorable rates in lieu of those guaranteed. The Company also may make available other options.

Fixed Options

Under a fixed option, once the selection has been made and payments have begun, the amount of the payments will not vary. The fixed options currently available are:

OPTION 1 - LIFE ANNUITY WITH OPTIONAL GUARANTEE PERIOD. The Company will make equal monthly payments during the life of the Annuitant, but at least for the minimum period shown in the annuity tables contained in the Contract. The amount of each monthly payment per $1,000 of proceeds is based on the age (and sex, where permissible) of the Annuitant when the first payment is made and on the guaranteed period chosen. If the Annuitant dies within the guaranteed period, the discounted value of the unpaid guaranteed payments will be paid by the Company as a final payment.

OPTION 2 - LIFE ANNUITY WITH CASH REFUND. The Company will pay equal monthly payments during the life of the Annuitant. Upon the death of the Annuitant, after payments have started, the Company will pay in one sum any excess of the amount of the proceeds applied under this Option over the total of all payments made under this Option. The amount of each monthly payment per $1,000 of proceeds is based on the age (and sex, where permissible) of the Annuitant when the first payment is made.

Variable Options

The actual dollar amount of variable annuity payments is dependent upon (i) the Contract Value at the time of annuitization, (ii) the annuity table specified in the Contract, (iii) the Annuity Option selected, and (iv) the investment performance of the Sub-Account selected.

The dollar amount of the first monthly variable annuity payment is determined by applying the available value (after deduction of any premium taxes not previously deducted) to the table using the age (and sex, where permissible) of the Annuitant and any joint Annuitant. The number of Annuity Units is then determined by dividing this dollar amount by the then current Annuity Unit value. Thereafter, the number of Annuity Units remains unchanged during the period of annuity payments. This determination is made separately for each Sub-Account of the Variable Account. The number of Annuity Units is determined for each Sub-Account and is based upon the available value in each Sub-Account as of the date annuity payments are to begin. The dollar amount determined for each Sub-Account will then be aggregated for purposes of making payments.

The dollar amount of the second and later variable annuity payments is equal to the number of Annuity Units determined for each Sub-Account times the Annuity Unit value for that Sub-Account as of the due date of the payment. This amount may increase or decrease from month to month.

The annuity tables contained in the Contract are based on a five percent (5%) assumed investment rate. If the actual net investment rate exceeds five percent (5%), payments will increase. Conversely, if the actual rate is less than five percent (5%), annuity payments will decrease. If a higher assumed investment rate was used, the initial payment would be higher, but the actual net investment rate would have to be higher in order for annuity payments to increase. Annuity payments will not decrease as long as the investment return of the Variable Account assets equals or exceeds 6.4% on an annual basis.

The Annuitant receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Sub-Account selected and the amount of each annuity payment will vary accordingly.

The  value  of  an Annuity Unit for a Sub-Account is determined by subtracting
(2) from (1) and dividing the result by (3) and multiplying the result by .99986303 (.99986303 is the daily factor to neutralize the assumed net investment rate, discussed above, of 5% per annum which is built into the annuity rate table) where:

1.     is the net result of

       a. the assets of the Sub-Account attributable to the Annuity Units; plus or minus

       b. the cumulative charge or credit for taxes reserved which is determined by the Company to have resulted from the operation of the Sub-Account;

2. is the cumulative unpaid charge for the Mortality and Expense Risk Charge and for the Administrative Expense Charge; and

3.      is the number of Annuity Units outstanding at the end of the Valuation
Period.

The Company utilizes sex distinct and unisex annuity rate tables. (See "Tax Status - Qualified Plans.")

The value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.

The variable options currently available are:
3  -  LIFE  ANNUITY.   Monthly annuity payments are paid during the life of an
Annuitant, ceasing with the last annuity payment due prior to the Annuitant's death.

OPTION 4 - LIFE ANNUITY WITH 10-YEAR GUARANTEE. Monthly annuity payments are paid during the life of an Annuitant, but at least for the 10-year minimum period.

OPTION 5 - JOINT AND LAST SURVIVOR ANNUITY. Monthly annuity payments are paid during the joint lifetime of the Annuitant and a designated second person and are paid thereafter during the remaining lifetime of the survivor, ceasing with the last annuity payment due prior to the survivor's death.

                     PURCHASE PAYMENTS AND CONTRACT VALUE

Purchase Payments

The Contracts may be purchased under a flexible purchase payment plan. Purchase payments are payable in the frequency and in the amount selected by the Contract Owner. The initial purchase payment is due on the Effective Date. The initial purchase payment must be at least $2,000. Subsequent purchase payments must be at least $250. These minimum amounts are not waived for Qualified Plans. The Company reserves the right to decline any application or purchase payment. Amounts in excess of $1 million require preapproval by the Company. The Company may, at its sole discretion, waive the minimum payment requirements. The Contract Owner may elect to increase, decrease or change the frequency of purchase payments.

Allocation of Purchase Payments

Purchase payments are allocated to one or more of the Sub-Accounts within the Variable Account as selected by the Contract Owner. THE SMALL CAP FUND IS NOT AVAILABLE IN NEW YORK UNTIL APPROVED BY THE NEW YORK INSURANCE DEPARTMENT. (CHECK WITH YOUR AGENT REGARDING AVAILABILITY.) For each Sub-Account, purchase payments are converted into Accumulation Units. The number of Accumulation Units credited to the Contract is determined by dividing the purchase payment allocated to the Sub-Account by the value of the Accumulation Unit for the Sub-Account.

The Company has the right to allocate initial purchase payments to the Money Market Sub-Account until the expiration of 15 days from the date the Contract is mailed from the Valuemark Service Center. In the event that the Company does so allocate initial purchase payments, at the end of this 15-day period the Contract Value will be allocated to the Sub-Account(s) selected by the Contract Owner. Currently, however, the Company will allocate the initial purchase payment directly to the Sub-Account(s) selected by the Contract Owner.

Transfers do not necessarily affect the allocation instructions for future payments. Subsequent payments will be allocated as directed by the Contract Owner; if no direction is given, the allocation will be that which has been most recently directed for payments by the Contract Owner. The Contract Owner may change the allocation of future payments without fee, penalty or other charge upon written notice to the Valuemark Service Center. A change will be effective for payments received on or after receipt of the written notice or telephone instructions.Company reserves the right to limit the number of Sub-Accounts that a Contract Owner may have at any one time. Currently, the Contract Owner may select up to nine Sub-Accounts. The Company reserves the right to change the maximum number of Sub-Accounts in the future.

For initial purchase payments, if the application for a Contract is in good order, the Company will apply the purchase payment to the Variable Account and credit the Contract with Accumulation Units and credit the Contract with dollars within two business days of receipt.
In addition to the underwriting requirements of the Company, good order means that the Company has received federal funds (monies credited to a bank's account with its regional Federal Reserve Bank). If the application for a Contract is not in good order, the Company will attempt to get it in good order or the Company will return the application and the purchase payment within five business days. The Company will not retain purchase payments for more than five business days while processing an incomplete application, unless it has been so authorized by the purchaser.

For subsequent purchase payments, the Company will apply purchase payments to the Variable Account and credit the Contract with Accumulation Units during the Valuation Period next following the Valuation Period during which the purchase payment was received in good order.

Transfer of Contract Values Between Sub-Accounts

Prior to the Income Date, the Contract Owner may transfer all or part of the Contract Owner's interest in a Sub-Account to another Sub-Account without the imposition of any fee or charge if there have been no more than three transfers made in the Contract Year. If more than three transfers have been made in the Contract Year, the Company reserves the right to deduct a transfer fee. Currently, 12 transfers may be made in a Contract Year without a charge. (See "Charges and Deductions - Deduction for Transfer Fee.")

Neither the Variable Account nor the Trust are designed for professional market timing organizations or other entities using programmed and frequent transfers. A pattern of exchanges that coincides with a "market timing" strategy may be disruptive to a Fund. In coordination with the Trust, the Company reserves the right to restrict the transfer privilege or reject any specific purchase payment allocation request for any person whose transactions seem to follow a timing pattern.

After the Income Date, provided a variable annuity option was selected, the Contract Owner may make transfers. The Company charges for all transfers after the Income Date.

All transfers are subject to the following:

      a. The deduction of any transfer fee that may be imposed. The transfer fee will be deducted from the amount which is transferred if the entire amount in the Sub-Account is being transferred; otherwise from the amount remaining in the Sub-Account from which the transfer is made.

      b. The minimum amount which may be transferred is the lesser of (i) $1,000 from each Sub-Account; or (ii) the Contract Owner's entire interest in the Sub-Account.

      c. No partial transfer will be made if the Contract Owner's remaining Contract Value in the Sub-Account will be less than $1,000.

      d. Transfers will be effected during the Valuation Period next following receipt by the Company of a written transfer request (or by telephone, if authorized) containing all required information. However, no transfer may be made effective within seven calendar days of the date on which the first annuity payment is due. No transfers may occur until the end of the Free-Look Period. (See "Highlights.")

      e. Any transfer direction must clearly specify the amount which is to be transferred and the Sub-Accounts which are to be affected.

      f. After the Income Date, no transfers may be made if it would result in any selected Sub-Account providing less than 10% of the annuity benefits under the Contract.

      g. After the Income Date, transfers may not take place between a Fixed Annuity Option and a Variable Annuity Option.

A Contract Owner may elect to make transfers by telephone. To elect this option the Contract Owner must do so in writing to the Company. If there are Joint Owners, unless the Company is informed to the contrary, instructions will be accepted from either one of the Joint Owners. The Company will use reasonable procedures to confirm that instructions communicated by telephone are genuine. If it does not, the Company may be liable for any losses due to unauthorized of fraudulent instructions. The Company tape records all telephone instructions. Transfers do not charge the allocation instructions for future payments. (See "Purchase Payments and Contract Value - Allocation of Purchase Payments.")

Dollar Cost Averaging

Dollar Cost Averaging is a program which, if elected, enables a Contract Owner to systematically allocate specified dollar amounts from the Money Market Sub-Account or the Adjustable U.S. Government Sub-Account to the Contract's other Sub-Accounts (maximum of eight) at regular intervals. By allocating on a regularly scheduled basis as opposed to allocating the total amount at one particular time, a Contract Owner may be less susceptible to the impact of market fluctuations.

Dollar Cost Averaging may be selected for 12 to 36 months. The minimum amount per period to allocate is $1,000. All dollar cost averaging transfers will be made effective the tenth of the month (or the next Valuation Date if the tenth of the month is not a Valuation Date). Election into this program may occur at any time by properly completing the Dollar Cost Averaging election form, returning it to the Company by the first of the month, to be effective that month, and insuring that sufficient value is in either the Money Market Sub-Account or the Adjustable U.S. Government Sub-Account. When utilizing the
  Dollar Cost Averaging program, a Contract Owner must be invested in either the Money Market Sub-Account or the Adjustable U.S. Government Sub-Account and may invest in a maximum of five of the other Sub-Accounts.
Cost Averaging will terminate when any of the following occurs: (1) the number of designated transfers has been completed; (2) the value of the Money Market Sub-Account or the Adjustable U.S. Government Sub-Account (as applicable) is insufficient to complete the next transfer; (3) the Contract Owner requests termination in writing and such writing is received by the first of the month in order to cancel the transfer scheduled to take effect that month; or (4) the Contract is terminated. The Dollar Cost Averaging program may not be active following the Income Date. There is no current charge for Dollar Cost Averaging but the Company reserves the right to charge for this program. In the event there are additional transfers, the transfer fee may be charged. The Company does not intend to profit from any such charge.

Contract Value

The value of the Contract is the sum of the values attributable to the Contract for each Sub-Account. The value of each Sub-Account is determined by multiplying the number of Accumulation Units attributable to the Contract in the Sub-Account by the value of an Accumulation Unit for the Sub-Account.

Accumulation Unit

For each Sub-Account, purchase payments are converted into Accumulation Units.
 This is done by dividing each purchase payment by the value of an Accumulation Unit for the Valuation Period during which the purchase payment is allocated to the Sub-Account. The Accumulation Unit value for each Sub-Account was initially arbitrarily set. The Accumulation Unit value for any later Valuation Period is determined by subtracting (b) from (a) and dividing the result by (c) where:

a.   is the net result of

     1) the assets of the Sub-Account attributable to Accumulation Units (i.e., the aggregate value of the underlying Eligible Investments held at the end of such Valuation Period); plus or minus

     2) the cumulative charge or credit for taxes reserved which is determined by the Company to have resulted from the operation of the Sub-Account;

b. is the cumulative unpaid charge for the Mortality and Expense Risk Charge and for the Administrative Expense Charge (See "Charges and Deductions"); and

c. is the number of Accumulation Units outstanding at the end of such Valuation Period.

The Accumulation Unit value may increase or decrease from Valuation Period to Valuation Period.

DISTRIBUTOR

NALAC Financial Plans, Inc. ("NFP"), 1750 Hennepin Avenue, Minneapolis, Minnesota, acts as the distributor of the Contracts. NFP is a wholly-owned subsidiary of Allianz Life, the Company's parent. The Contracts are offered on a continuous basis. NFP has subcontracted with Franklin Advisers, Inc.

("Advisers") for it and/or certain of its affiliates to provide certain marketing support services and NFP compensates these entities for their services. Commissions will be paid to broker-dealers who sell the Contracts. Broker-dealers will be paid commissions and expense reimbursements up to an amount equal to 6.0% of purchase payments for promotional or distribution expenses associated with the marketing of the Contracts. In addition, under certain circumstances, the Company and/or Advisors or certain of its affiliates, under a marketing support agreement with NFP may pay certain sellers for other services not directly related to the sale of the Contracts, such as special marketing support allowances. Commissions may be recovered from broker-dealers if a full or partial surrender occurs within 12 months of a purchase payment.

                                  SURRENDERS

While the Contract is in force and before the Income Date, the Company will, upon written request to the Company by the Contract Owner, allow the surrender of all or a portion of the Contract for its Surrender Value. Surrenders will result in the cancellation of Accumulation Units from each applicable Sub-Account in the ratio that the value of each Sub-Account bears to the total Contract Value. The Contract Owner must specify in writing in advance which units are to be canceled if other than the above mentioned method of cancellation is desired. The Company will pay the amount of any surrender from the Variable Account within seven (7) days of receipt of a valid request, unless the "Delay of Payments" provision is in effect. (See "Surrenders - Delay of Payments.")

Certain tax withdrawal penalties and restrictions may apply to surrenders from the Contracts. (See "Tax Status.") For Contracts purchased in connection with 403(b) plans, the Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the Contract Owner:
(1) attains age 59 1/2; (2) separates from service; (3) dies; (4) becomes disabled (within the meaning of Section 72(m)(7) of the Code); or (5) in the case of hardship.

However, withdrawals for hardship are restricted to the portion of the Contract Owner's Contract Value which represents contributions by the Contract Owner and does not include any investment results. The limitations on withdrawals became effective January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or transfers between certain Qualified Plans. Contract Owners should consult their own tax counsel or other tax adviser regarding any distributions.

Systematic Withdrawal

The Company permits a systematic withdrawal plan which enables a Contract Owner to pre-authorize a periodic exercise of the contractual withdrawal rights described above. Systematic withdrawal is not available for Non-Qualified Contracts where the Contract Owner is under age 59 1/2. Certain tax penalties and restrictions may apply to systematic withdrawals from the Contracts. (See "Tax Status - Tax Treatment of Withdrawals - Qualified Contracts.") Contract Owners entering into such a plan instruct the Company to withdraw a level dollar amount from the Contract on a monthly or quarterly basis. Currently, systematic withdrawal on a monthly or quarterly basis is available to Contract Owners who have a Contract Value of $50,000 or more and on a quarterly basis only to Contract Owners who have a Contract Value of at least $20,000 but less than $50,000. The amount deducted will result in the cancellation of Accumulation Units from each applicable Sub-Account in the ratio that the value of each Sub-Account bears to the total Contract Value. The Contract Owner must specify in writing in advance which units are to be canceled if other than the above mentioned method of cancellation is desired. The Company reserves the right to modify the eligibility rules at any time, without notice. The total systematic withdrawal in a Contract Year which can be made without incurring a Contingent Deferred Sales Charge is limited to not more than 9% of the Contract Value. However, the 9% limit may be increased to allow systematic withdrawals to meet applicable minimum distribution requirements for qualified contracts. The exercise of the systematic withdrawal plan in any Contract Year replaces the 15% amount which is allowable per year without incurring a Contingent Deferred Sales Charge. Any other withdrawal in a year when the systematic withdrawal plan has been utilized will be subject to the Contingent Deferred Sales Charge.

Delay of Payments

The Company reserves the right to suspend or postpone payments for any period when:

       1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

     2.  trading on the New York Stock Exchange is restricted;

      3. an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account's net assets; or

      4. during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Contract Owners.

The applicable rules and regulations of the Securities and Exchange Commission will govern as to whether the conditions described in 2. and 3. exist.

                       ADMINISTRATION OF THE CONTRACTS

While the Company has primary responsibility for all administration of the Contracts, it has retained the services of Delaware Valley Financial Services, Inc. ("DVFS" or "Valuemark Service Center") pursuant to an Administration Agreement. Such administrative services include issuance of the Contracts and maintenance of Contract Owners' records. The Company pays all fees and charges of DVFS. DVFS serves as the administrator to various insurance companies offering variable and fixed annuity and variable life insurance contracts. The Company's ability to administer the Contracts could be adversely affected should DVFS elect to terminate the Agreement.

                               PERFORMANCE DATA

Money Market Sub-Account

From time to time, the Company or NFP may advertise the "yield" and "effective yield" of the Money Market Sub-Account. Both yield figures will be based on historical earnings and are not intended to indicate future performance. The "yield" of the Money Market Sub-Account refers to the income generated by Contract Values in the Money Market Sub-Account over a seven-day period (which period will be stated in the advertisement). This income is then "annualized."
 That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the Contract Values in the Money Market Sub-Account. The "effective yield" is calculated similarly but, when annualized, the income earned by Contract Values in the Money Market Sub-Account is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. The computation of the yield calculation includes a deduction for the Mortality and Expense Risk Charge, the Administrative Expense Charge and the Contract Maintenance Charge.

Other Sub-Accounts

From time to time, the Company or NFP may publish the current yields and total returns for the other Sub-Accounts in advertisements and communications to Contract Owners. The current yield for each Sub-Account will be calculated by dividing the annualization of the interest income earned by the underlying Fund during a recent 30-day period by the maximum Accumulation Unit value at the end of such period. Total return information will include the underlying Fund's average annual compounded rate of return over the most recent four calendar quarters and the period from the underlying Fund's inception of operations, based upon the value of the Accumulation Units acquired through a hypothetical $1,000 investment at the Accumulation Unit value at the beginning of the specified period and the value of the Accumulation Unit at the end of such period, assuming reinvestment of all distributions and the deduction of the Mortality and Expense Risk Charge, the Administrative Expense Charge and the prorated Contract Maintenance Charge. Each Sub-Account may also advertise aggregate and average total return information over different periods of time.

In each case, the yield and total return figures will reflect all recurring charges against the Sub-Account's income, including the deduction for the Mortality and Expense Risk Charge, the Administrative Expense Charge and the Contract Maintenance Charge for the applicable time period. The Company or NFP may, in addition, advertise or present yield or total return performance information computed on different basis, or for the Funds. Contract Owners should note that the investment results of each Sub-Account will fluctuate over time, and any presentation of a Sub-Account's current yield or total return for any prior period should not be considered as a representation of what an investment may earn or what a Contract Owner's yield or total return may be in any future period. Hypothetical performance illustrations for a hypothetical contract may be prepared for sales literature or advertisements. See "Calculation of Performance Data" in the Statement of Additional Information.
Performance Ranking

The performance of each or all of the Sub-Accounts of the Variable Account may be compared in its advertisements and sales literature to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or series of mutual funds with investment objectives similar to each of the Sub-Accounts of the Variable Account or indices. Lipper Analytical Services, Inc. ("Lipper") and the Variable Annuity Research and Data Service ("VARDS") are independent services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis.

Lipper's rankings include variable life issuers as well as variable annuity issuers. VARDS rankings compare only variable annuity issuers. The performance analyses prepared by Lipper and VARDS rank such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees or certain expense deductions at the separate account level into consideration. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return
performance.   This type of ranking may address the question as to which funds
provide the highest total return with the least amount of risk.    Other ranking
services may be used as sources of performance comparison, such as CDA/Weisenberger and Morningstar.

                                  TAX STATUS

NOTE: The following description is based upon the Company's understanding of current federal income tax law applicable to annuities in general. The Company cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. The Company does not guarantee the tax status of the Contracts. Purchasers bear the complete risk that the Contracts may not be treated as "annuity contracts" under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described in this Prospectus may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

General

Section 72 of the Code governs taxation of annuities in general. A Contract Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the Settlement Option elected. For a lump sum payment received as a total surrender (total redemption) or death benefit, the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For Non-Qualified Contracts, this cost basis is generally the purchase payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

For annuity payments, a portion of each payment in excess of an exclusion amount is includable in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amounts equal the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Contract Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.
The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Variable Account is not a separate entity from the Company and its operations form a part of the Company.

Diversification

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the Contract as an annuity contract would result in imposition of federal income tax to the Contract Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contracts meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued Regulations (Treas. Reg. 1.817-5) which established diversification requirements for the investment portfolios underlying variable contracts such as the Contracts. The Regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

The Code provides that for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

The Company intends that all Funds of the Trust underlying the Contracts will be managed by the Managers for the Trust in such a manner as to comply with these diversification requirements.

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Contract Owner control of the investments of the Variable Account will cause the Contract Owner to be treated as the owner of the assets of the Variable Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of Contract Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Contract Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Contract Owner to be considered as the owner of the assets of the Variable Account resulting in the imposition of federal income tax to the Contract Owner with respect to earnings allocable to the Contract prior to receipt of payments under the Contract.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Contract Owner being retroactively determined to be the owner of the assets of the Variable Account.

Due to the uncertainty in this area, the Company reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

Multiple Contracts

The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year period to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from such combination of contracts. Contract Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year period.

Tax Treatment of Assignments

An assignment or pledge of a Contract may be a taxable event. Contract Owners should therefore consult competent tax advisers should they wish to assign their Contracts.

Income Tax Withholding

All distributions or the portion thereof which is includible in the gross income of the Contract Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Contract Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Effective January 1, 1993, certain distributions from retirement plans qualified under Section 401 or Section 403(b) of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement does not apply to: a) distributions for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary; or b) distributions for a specified period of 10 years or more; or c) distributions which are required minimum distributions. Participants should consult their own tax counsel or other tax advisor regarding withholding.

Tax Treatment of Withdrawals - Non-Qualified Contracts

Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the Contract Value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includable in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any distribution. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59 1/2; (b) after the death of the Contract Owner; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his Beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.

The above information does not apply to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts.")

Qualified Plans

The Contracts offered by this Prospectus are designed to be suitable for use under various types of Qualified Plans. Because of the minimum purchase payment requirements, these Contracts may not be appropriate for some periodic payment retirement plans. Taxation of participants in each Qualified Plan varies with the type of plan and terms and conditions of each specific plan. Contract Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Company's administrative procedures. Contract Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law. Following are general descriptions of the types of Qualified Plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding Qualified Plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a Qualified Plan.

On  July  6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE V.

NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by the Company in connection with Qualified Plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

Contracts issued pursuant to Qualified Plans include special provisions restricting Contract provisions that may otherwise be available and described in this Prospectus. Generally, Contracts issued pursuant to Qualified Plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts.")

a.   H.R. 10 Plans

        Section 401 of the Code permits self-employed individuals to establish Qualified Plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" plans. Contributions made to the Plan for the benefit of the employees will not be included in the gross income of the employees until distributed from the Plan. The tax consequences to participants may vary, depending upon the particular plan design. However, the Code places limitations and restrictions on all Plans, including on such items as:
amounts of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation, and the tax treatment of distributions, withdrawals and surrenders. (See "Tax Treatment of Withdrawals
- Qualified Contracts.") Purchasers of Contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

b.   Tax-Sheltered Annuities

     Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not includable in the gross income of the employee until the employee receives distributions from the Contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. (See "Tax Treatment of Withdrawals - Qualified Contracts.") Employee loans are not allowed under these Contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

c.   Individual Retirement Annuities

      Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which may be deductible from the individual's gross income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Withdrawals - Qualified Contracts.") Under certain conditions, distributions from other IRAs and other Qualified Plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of Contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

d.   Corporate Pension and Profit-Sharing Plans

     Sections 401(a) and 401(k) of the Code permit corporate employers to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includable in the gross income of the employee until distributed from the Plan. The tax consequences to participants may vary, depending upon the particular plan design. However, the Code places limitations and restrictions on all Plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation, and the tax treatment of distributions, withdrawals and surrenders. Participant loans are not allowed under the Contracts purchased in connection with these Plans. (See "Tax Treatment of Withdrawals - Qualified Contracts.") Purchasers of Contracts for use with Corporate Pension or Profit-Sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Tax Treatment of Withdrawals - Qualified Contracts

In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (H.R. 10 and Corporate Pension and Profit-Sharing Plans), 403(b) (Tax-Sheltered Annuities) and 408(b) (Individual Retirement Annuities). To the extent amounts are not includable in gross income because they have been properly rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the Contract Owner or Annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the Contract Owner or Annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Contract Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Contract Owner or Annuitant (as applicable) and his designated beneficiary; (d) distributions to a Contract Owner or Annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the Contract Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the Contract Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; and (f) distributions made to an alternate payee pursuant to a qualified domestic relations order.

The exceptions stated in items (d), (e) and (f) above do not apply in the case of an Individual Retirement Annuity. The exception stated in item (c) applies to an Individual Retirement Annuity without the requirement that there be a separation from service.

Generally, distributions from a Qualified Plan must commence no later than April 1 of the calendar year following the year in which the employee attains age 70 1/2. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed. In addition, distributions in excess of $150,000 per year may be subject to an additional 15% excise tax unless an exception applies.

Tax-Sheltered Annuities - Withdrawal Limitations

The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the Contract Owner: (1) attains age 59 1/2; (2) separates from service; (3) dies; (4) becomes disabled (within the meaning of Section 72(m)(7) of the Code); or (5) in the case of hardship. However, withdrawals for hardship are restricted to the portion of the Contract Owner's Contract Value which represents contributions by the Contract Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or transfers between certain Qualified Plans. Contract Owners should consult their own tax counsel or other tax adviser regarding any distributions.

Contracts Owned by Other than Natural Persons

Generally, investment earnings on premiums for Contracts will be taxed currently to the Contract Owner if the Owner is a non-natural person, e.g., a corporation, or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this rule does not apply to Contracts held by a trust or other entity as an agent for a natural person.

                             FINANCIAL STATEMENTS

Audited financial statements of the Company and audited financial statements of the Variable Account as of December 31, 1994 are included in the Statement of Additional Information. Unaudited financial statements of the Variable Account as of June 30, 1995 are also included in the Statement of Additional Information.

                              LEGAL PROCEEDINGS

There are no legal proceedings to which the Variable Account or the Distributor is a party or to which the assets of the Variable Account are subject. The Company is not involved in any litigation that is of material importance in relation to its total assets or that relates to the Variable Account.

                           TABLE OF CONTENTS OF THE
                     STATEMENT OF ADDITIONAL INFORMATION

Item                                                               Page

Company. . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Experts. . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Legal Opinions . . . . . . . . . . . . . . . . . . . . . . . . .

Distributor. . . . . . . . . . . . . . . . . . . . . . . . . . .

Calculation of Performance Data. . . . . . . . . . . . . . . . .

Annuity Provisions. . . . . . . . . . . . . . . . . . . . . . . .

     Variable Annuity Payout. . . . . . . . . . . . . . . . . . .
     Fixed Annuity Payout . . . . . . . . . . . . . . . . . . . .

Financial Statements. . . . . . . . . . . . . . . . . . . . . . .

                                   PART  B

                     STATEMENT OF ADDITIONAL INFORMATION

                         INDIVIDUAL FLEXIBLE PAYMENT
                          VARIABLE ANNUITY CONTRACTS

                                  issued by

                      PREFERRED LIFE VARIABLE ACCOUNT C

                                     and

                 PREFERRED LIFE INSURANCE COMPANY OF NEW YORK


                                  NOVEMBER     1, 1995


THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE INDIVIDUAL FLEXIBLE PAYMENT VARIABLE ANNUITY CONTRACTS WHICH ARE REFERRED TO HEREIN.

THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS CALL OR WRITE THE COMPANY AT: 152 West 57th Street, 18th Floor, New York, New York 10019,
(212) 586-7733.

THIS STATEMENT OF ADDITIONAL INFORMATION AND THE PROSPECTUS ARE DATED
    NOVEMBER 1, 1995 AND AS MAY BE AMENDED FROM TIME TO TIME.

                              TABLE OF CONTENTS



                                                              Page

COMPANY

EXPERTS

LEGAL OPINIONS

DISTRIBUTOR

CALCULATION OF PERFORMANCE DATA

ANNUITY PROVISIONS
     Variable Annuity Payout
     Fixed Annuity Payout

FINANCIAL STATEMENTS

                                   COMPANY

Information regarding the Company and its ownership is contained in the Prospectus. Preferred Life Insurance Company of New York (the "Company")is rated A+e(Superior, parent rating) by A.M. Best, an independent analyst, of the insurance industry. The financial strength of an insurance company may be relevant insofar as the ability of the Company to make fixed annuity payments from its general account.

                                   EXPERTS

The financial statements of Preferred Life Variable Account C and the financial statements of the Company as of December 31, 1994, included in this Statement of Additional Information have been audited by KPMG Peat Marwick LLP, independent auditors, as indicated in their reports included in this Statement of Additional Information and are included herein in reliance upon such reports and upon the authority of said firm as experts in accounting and auditing.

                                LEGAL OPINIONS

Legal matters in connection with the Contracts described herein are being passed upon by the law firm of Blazzard, Grodd & Hasenauer, P.C., Westport, Connecticut.

                                 DISTRIBUTOR

NALAC Financial Plans, Inc., a wholly-owned subsidiary of Allianz Life Insurance Company of North America, the Company's parent, acts as the distributor. The offering is on a continuous basis.

                       CALCULATION OF PERFORMANCE DATA

The Money Market Sub-Account. The Money Market Sub-Account's current yield may vary each day depending upon, among other things, the average maturity of the underlying Fund's investment securities and changes in interest rates, operating expenses, the deduction of the Mortality and Expense Risk Charge, the Administrative Expense Charge and the Contract Maintenance Charge and, in certain instances, the value of the underlying Fund's investment securities. The fact that the Sub-Account's current yield will fluctuate and that the principal is not guaranteed should be taken into account when using the Sub-Account's current yield as a basis for comparison with savings accounts or other fixed-yield investments. The Sub-Account's yield at any particular time is not indicative of what the yield may be at any other time. For the seven calendar days ended June 30, 1995, the yield of the Money Market
Sub-Account was 4.07%.

The Money Market Sub-Account's current yield is computed on a base period return of a hypothetical Contract having a beginning balance of one Accumulation Unit for a particular period of time (generally 7 days). The return is determined by dividing the net change (exclusive of any capital changes) in such Accumulation Unit by its beginning value, and then multiplying it by 365/7 to get the annualized current yield. The calculation of net change reflects the value of additional shares purchased with the dividends paid by the Fund, and the deduction of the Mortality and Expense Risk Charge, the Administrative Expense Charge and Contract Maintenance Charge.

The effective yield reflects the effects of compounding and represents an annualization of the current return with all dividends reinvested. (Effective yield = [(Base Period Return + 1)365/7]-1.)

Other Sub-Accounts. From time to time, the other Sub-Accounts may state their total return in advertisements and Contract Owner communications. Any statements of total return or other performance data of a Sub-Account will be accompanied by information on that Sub-Account's average annual compounded rate of return over the most recent four calendar quarters and the period from the Sub-Account's inception of operations. Each Sub-Account may also advertise aggregate and average total return information over different periods of time.

Each Sub-Account's average annual compounded rate of return is determined by reference to a hypothetical $1,000 Contract Value, according to the following formula:

                                         n
                               P ( 1 + T) = ERV

       P    = a hypothetical initial payment of $1,000
       T    = average annual total return
       n    = number of years
       ERV  = ending redeemable value of a hypothetical $1,000
              Contract at the end of the period

Aggregate total return is calculated in a similar manner, except that the results are not annualized. Each calculation assumes that no sales load is deducted from the initial $1,000 of payment at the time it is allocated to the Sub-Account and assumes that the income earned by the investment in the Sub-Account is reinvested.

Each Sub-Account may also quote its current yield in advertisements and Contract Owner communications. Each Sub-Account (other than the Money Market Sub-Account) will publish standardized total return information with any quotation of current yield.

The yield computation is determined by dividing the net investment income per Accumulation Unit earned during the period (minus the deduction for the Mortality and Expense Risk Charge, Administrative Expense Charge and the Contract Maintenance Charge) by the Accumulation Unit Value on the last day of the period and annualizing the resulting figure, according to the following formula:

                                                6
                          Yield = 2[[ (a-b) + 1] - 1]


where:

     a = net investment income earned during the period by the Fund attributable to shares owned by the Sub-Account;

     b =  expenses accrued for the period (net of reimbursements);

     c = the average daily number of Accumulation Units outstanding during the period;
     d = the maximum offering price per Accumulation Unit on the last day of the period.

The above formula will be used in calculating quotations of yield, based on specified 30-day periods identified in the advertisement or communication. Yield calculations assume no sales load.

Each Sub-Account's current yield and total return may be compared to relevant indices, including U.S. domestic and international taxable bond indices and data from Lipper Analytical Services, Inc., Standard & Poor's Indices, or VARDS.

From time to time, evaluations of each Sub-Account's performance by independent sources may also be used in advertisements and in information furnished to present or prospective Contract Owners.

Contract Owners should note that the investment results of the Sub-Account will fluctuate over time, and any presentation of the Sub-Account's current yield or total return for any period should not be considered as a representation of what an investment may earn or what a Contract Owner's total return or yield may be in any future period.

                              ANNUITY PROVISIONS

Variable Annuity Payout

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable Sub-Account(s) of the Variable Account. At the Income Date, the Contract Value in each Sub-Account will be applied to the applicable Annuity Tables. The Annuity Table used will depend upon the Annuity Option chosen. Both sex distinct and unisex Annuity Tables are utilized by the Company, depending on the state and type of Contract. If, as of the Income Date, the then current Annuity Option rates applicable to this class of Contracts provide a larger income than that guaranteed for the same form of annuity under this Contract, the larger amount will be paid. The dollar amount of annuity payments after the first is determined as follows:

     1. The dollar amount of the first annuity payment is divided by the value of an Annuity Unit as of the Income Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the annuity payment period.

       2. The fixed number of Annuity Units is multiplied by the Annuity Unit value for the last Valuation Period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.

       3. The total dollar amount of each Variable Annuity variable payout is the sum of all Sub-Account Variable Annuity payments reduced by the Contract Maintenance Charge.

Fixed Annuity Payout

A fixed annuity is an annuity with payments which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the
Variable  Account.    The Fixed Account value on the day immediately preceding
the Annuity Date will be used to determine the Fixed Annuity monthly payment. The monthly Annuity Payment will be based upon the Contract Value at the time of annuitization, the Annuity Option selected, the age of the annuitant and any joint annuitant and the sex of the annuitant and joint annuitant where allowed.

                             FINANCIAL STATEMENTS

The audited financial statements of the Company as of December 31, 1994, included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts. The audited financial statements of the Variable Account as of December 31, 1994 are included herein. In addition, unaudited financial statements of the Variable Account as of June 30, 1995 are included herein.

                      PREFERRED LIFE VARIABLE ACCOUNT C

                                      of

                 PREFERRED LIFE INSURANCE COMPANY OF NEW YORK


                             Financial Statements


                          June 30, 1995 (unaudited)


                                          PREFERRED LIFE VARIABLE ACCOUNT C
                                                          of
                                     PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

                                         Statements of Assets and Liabilities

                                              June 30, 1995 (unaudited)

                                                                                      Real        U.S.
                                      Money     Growth and  Precious      High       Estate    Government    Utility
                                     Market       Income     Metals      Income    Securities  Securities    Equity
                                      Fund         Fund       Fund        Fund        Fund        Fund        Fund
                                   -----------  ----------  ---------  ----------  ----------  ----------  -----------
Investments at net asset value:

Franklin Valuemark Funds:
Money Market Fund, 30,538,519
   shares, cost $30,538,519        $30,538,519           -          -           -           -           -            -
Growth and Income Fund, 3,815,440
   shares, cost $51,187,785                  -  56,697,439          -           -           -           -            -
Precious Metals Fund, 598,238
   shares, cost $8,114,433                   -           -  8,309,529           -           -           -            -
High Income Fund, 2,326,916
   shares, cost $29,282,084                  -           -          -  30,087,022           -           -            -
Real Estate Securities Fund,
   888,102 shares,
   cost $13,338,690                          -           -          -           -  13,703,408           -            -
U.S. Government Securities Fund,
   6,064,046 shares,
   cost $81,333,882                          -           -          -           -           -  79,924,131            -
Utility Equity Fund, 6,770,180
   shares, cost $109,794,791                 -           -          -           -           -           -  103,989,961
                                   -----------  ----------  ---------  ----------  ----------  ----------  -----------

  Total assets                      30,538,519  56,697,439  8,309,529  30,087,022  13,703,408  79,924,131  103,989,961
                                   -----------  ----------  ---------  ----------  ----------  ----------  -----------

Liabilities:

Accrued mortality and
   expense risk charges                 51,371      62,119     10,805      34,223      16,917      87,516      113,062
Accrued administrative charges           6,165       7,454      1,297       4,107       2,030      10,502       13,567
                                   -----------  ----------  ---------  ----------  ----------  ----------  -----------

  Total liabilities                     57,536      69,573     12,102      38,330      18,947      98,018      126,629
                                   -----------  ----------  ---------  ----------  ----------  ----------  -----------

Net Assets                         $30,480,983  56,627,866  8,297,427  30,048,692  13,684,461  79,826,113  103,863,332
                                   ===========  ==========  =========  ==========  ==========  ==========  ===========


See accompanying notes to unaudited financial statements.


                                          PREFERRED LIFE VARIABLE ACCOUNT C
                                                          of
                                     PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

                                   Statements of Assets and Liabilities (Continued)

                                              June 30, 1995 (unaudited)

                                       Zero        Zero       Zero       Zero                  Investment
                                      Coupon      Coupon     Coupon     Coupon      Global       Grade        Income
                                      Fund -      Fund -     Fund -     Fund -      Income    Intermediate  Securities
                                       1995        2000       2005       2010        Fund      Bond Fund       Fund
                                    ----------  ----------  ---------  ---------  ----------  ------------  ----------
Investments at net asset value:

Franklin Valuemark Funds:
Zero Coupon Fund - 1995, 376,076
   shares, cost $4,682,433          $4,403,848           -          -          -           -             -           -
Zero Coupon Fund - 2000, 1,594,817
   shares, cost $22,813,257                  -  23,651,136          -          -           -             -           -
Zero Coupon Fund - 2005, 512,201
   shares, cost $7,500,292                   -           -  8,056,919          -           -             -           -
Zero Coupon Fund - 2010, 402,057
   shares, cost $5,674,052                   -           -          -  6,292,185           -             -           -
Global Income Fund, 1,804,665
   shares, cost $23,149,080                  -           -          -          -  22,883,147             -           -
Investment Grade Intermediate
   Bond Fund, 1,149,257 shares,
   cost $15,323,377                          -           -          -          -           -    15,537,950           -
Income Securities Fund, 5,351,500
   shares, cost $79,637,489                  -           -          -          -           -             -  80,700,618
                                    ----------  ----------  ---------  ---------  ----------  ------------  ----------

  Total assets                       4,403,848  23,651,136  8,056,919  6,292,185  22,883,147    15,537,950  80,700,618
                                    ----------  ----------  ---------  ---------  ----------  ------------  ----------

Liabilities:

Accrued mortality and
   expense risk charges                  6,708      27,123     11,155      8,703      26,791        18,630      87,573
Accrued administrative charges             805       3,255      1,339      1,044       3,215         2,236      10,509
                                    ----------  ----------  ---------  ---------  ----------  ------------  ----------


  Total liabilities                      7,513      30,378     12,494      9,747      30,006        20,866      98,082
                                    ----------  ----------  ---------  ---------  ----------  ------------  ----------

Net Assets                          $4,396,335  23,620,758  8,044,425  6,282,438  22,853,141    15,517,084  80,602,536
                                    ==========  ==========  =========  =========  ==========  ============  ==========


See accompanying notes to unaudited financial statements.


                                            PREFERRED LIFE VARIABLE ACCOUNT C
                                                           of
                                      PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

                                    Statements of Assets and Liabilities (Continued)

                                                June 30, 1995 (unaudited)

                                                                                      Templeton
                                  Adjustable   Templeton                 Templeton    Developing  Templeton
                                     U.S.       Pacific      Rising    International   Markets      Global       Total
                                  Government     Growth    Dividends      Equity        Equity      Growth        All
                                     Fund         Fund        Fund         Fund          Fund        Fund        Funds
                                  -----------  ----------  ----------  -------------  ----------  ----------  -----------
Investments at net asset value:

Franklin Valuemark Funds:
Adjustable U.S. Government Fund,
   1,549,548 shares,
   cost $16,891,444               $16,084,304           -           -              -           -           -
Templeton Pacific Growth Fund,
   1,890,006 shares,
   cost $25,286,398                         -  24,929,175           -              -           -           -
Rising Dividends Fund, 2,986,984
   shares, cost $31,477,984                 -           -  33,155,528              -           -           -
Templeton International Equity
   Fund, 4,056,521 shares,
   cost $50,729,307                         -           -           -     52,613,079           -           -
Templeton Developing Markets
   Equity Fund, 678,019 shares,
   cost $6,802,072                          -           -           -              -   6,651,362           -
Templeton Global Growth Fund,
   1,055,023 shares,
   cost $11,126,874                         -           -           -              -           -  11,784,606
                                  -----------  ----------  ----------  -------------  ----------  ----------

  Total assets                     16,084,304  24,929,175  33,155,528     52,613,079   6,651,362  11,784,606  629,993,866
                                  -----------  ----------  ----------  -------------  ----------  ----------  -----------

Liabilities:

Accrued mortality and
   expense risk charges                19,758      29,089      37,093         58,040       8,944      14,907      730,527

Accrued administrative charges          2,371       3,491       4,451          6,965       1,073       1,789       87,665
                                  -----------  ----------  ----------  -------------  ----------  ----------  -----------

  Total liabilities                    22,129      32,580      41,544         65,005      10,017      16,696      818,192
                                  -----------  ----------  ----------  -------------  ----------  ----------  -----------

Net Assets                        $16,062,175  24,896,595  33,113,984     52,548,074   6,641,345  11,767,910  629,175,674
                                  ===========  ==========  ==========  =============  ==========  ==========  ===========


See accompanying notes to unaudited financial statements.


                                                PREFERRED LIFE VARIABLE ACCOUNT C
                                                               of
                                          PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

                                                    Statements of Operations

                                         For the period ended June 30, 1995 (unaudited)

                                                                                               Real         U.S.
                                          Money      Growth and    Precious       High        Estate     Government     Utility
                                         Market        Income       Metals       Income     Securities   Securities     Equity
                                          Fund          Fund         Fund         Fund         Fund         Fund         Fund
                                      -------------  -----------  -----------  -----------  -----------  -----------  -----------

Investment Income:
Dividends reinvested in fund shares   $    896,021      686,196      114,561    1,981,032      449,629    5,443,054    5,790,676
                                      -------------  -----------  -----------  -----------  -----------  -----------  -----------

Expenses:
Mortality and expense risk charges         196,847      319,866       52,425      173,221       83,344      483,258      635,438
Administrative charges                      23,622       38,384        6,291       20,787       10,001       57,991       76,253
                                      -------------  -----------  -----------  -----------  -----------  -----------  -----------

   Total expenses                          220,469      358,250       58,716      194,008       93,345      541,249      711,691
                                      -------------  -----------  -----------  -----------  -----------  -----------  -----------

   Investment income (loss), net           675,552      327,946       55,845    1,787,024      356,284    4,901,805    5,078,985

Realized gains (losses) and
   unrealized appreciation
   (depreciation) on investments:
Realized capital gain
   distributions on mutual funds                 -    1,493,701       84,810            -            -            -            -
                                      -------------  -----------  -----------  -----------  -----------  -----------  -----------
Realized gains (losses) on
   sales of investments:
     Proceeds from sales                17,634,787    2,783,760    1,757,539    2,118,785    1,884,797    5,462,509    6,237,528
     Cost of investments sold          (17,634,787)  (2,519,477)  (1,741,791)  (2,043,615)  (1,858,930)  (5,507,623)  (6,546,683)
                                      -------------  -----------  -----------  -----------  -----------  -----------  -----------
     Total realized gains (losses)
      on sales of investments, net               -      264,283       15,749       75,170       25,867      (45,114)    (309,155)
                                      -------------  -----------  -----------  -----------  -----------  -----------  -----------


   Realized gains (losses)
     on investments, net                         -    1,757,984      100,559       75,170       25,867      (45,114)    (309,155)

Net change in unrealized
     appreciation (depreciation)
     on investments                              -    4,663,027     (166,056)   1,350,198       49,336    3,580,898    6,541,878
                                      -------------  -----------  -----------  -----------  -----------  -----------  -----------

   Total realized gains
     (losses) and unrealized
     appreciation (depreciation)
     on investments, net                         -    6,421,011      (65,498)   1,425,368       75,203    3,535,784    6,232,723
                                      -------------  -----------  -----------  -----------  -----------  -----------  -----------

Net increase (decrease) in
   net assets from operations         $    675,552    6,748,957       (9,653)   3,212,392      431,487    8,437,589   11,311,708
                                      =============  ===========  ===========  ===========  ===========  ===========  ===========


See accompanying notes to unaudited financial statements.


                                               PREFERRED LIFE VARIABLE ACCOUNT C
                                                              of
                                         PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

                                             Statements of Operations (Continued)

                                        For the period ended June 30, 1995 (unaudited)

                                           Zero        Zero        Zero        Zero                   Investment
                                          Coupon      Coupon      Coupon      Coupon      Global         Grade        Income
                                          Fund -      Fund -      Fund -      Fund -      Income     Intermediate   Securities
                                           1995        2000        2005        2010        Fund        Bond Fund       Fund
                                        ----------  ----------  ----------  ----------  -----------  -------------  -----------

Investment Income:
Dividends reinvested in fund shares     $ 305,200   1,020,445     335,762     190,626      848,947        625,846    4,463,912
                                        ----------  ----------  ----------  ----------  -----------  -------------  -----------

Expenses:
Mortality and expense risk charges         29,613     129,585      46,420      32,773      141,295         97,359      476,034
Administrative charges                      3,554      15,550       5,570       3,933       16,955         11,683       57,124
                                        ----------  ----------  ----------  ----------  -----------  -------------  -----------

   Total expenses                          33,167     145,135      51,990      36,706      158,250        109,042      533,158
                                        ----------  ----------  ----------  ----------  -----------  -------------  -----------

   Investment income (loss), net          272,033     875,310     283,772     153,920      690,697        516,804    3,930,754

Realized gains (losses) and
   unrealized appreciation
   (depreciation) on investments:
Realized capital gain
   distributions on mutual funds            1,505           -           -           -            -              -      359,303
                                        ----------  ----------  ----------  ----------  -----------  -------------  -----------
Realized gains (losses)
   on sales of investments:
     Proceeds from sales                  850,556     839,754     707,186     475,218    2,574,673      1,216,708    3,938,068
     Cost of investments sold            (860,901)   (821,116)   (672,348)   (452,467)  (2,647,815)    (1,180,335)  (3,935,195)
                                        ----------  ----------  ----------  ----------  -----------  -------------  -----------
     Total realized gains (losses)
      on sales of investments, net        (10,345)     18,638      34,838      22,751      (73,142)        36,373        2,874
                                        ----------  ----------  ----------  ----------  -----------  -------------  -----------


     Realized gains (losses)
      on investments, net                  (8,840)     18,638      34,838      22,751      (73,142)        36,373      362,177

Net change in unrealized appreciation
   (depreciation) on investments          (89,147)  1,596,683     922,520     894,585      954,292        219,083    3,848,814
                                        ----------  ----------  ----------  ----------  -----------  -------------  -----------

   Total realized gains (losses)
     and unrealized
     appreciation (depreciation)
     on investments, net                  (97,987)  1,615,321     957,358     917,336      881,150        255,456    4,210,991
                                        ----------  ----------  ----------  ----------  -----------  -------------  -----------

Net increase (decrease) in
   net assets from operations           $ 174,046   2,490,631   1,241,130   1,071,256    1,571,847        772,260    8,141,745
                                        ==========  ==========  ==========  ==========  ===========  =============  ===========


See accompanying notes to unaudited financial statements.


                                               PREFERRED LIFE VARIABLE ACCOUNT C
                                                               of
                                          PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

                                              Statements of Operations (Continued)

                                         For the period ended June 30, 1995 (unaudited)

                                                                                            Templeton
                                    Adjustable    Templeton                  Templeton     Developing   Templeton
                                       U.S.        Pacific      Rising     International     Markets      Global       Total
                                    Government     Growth      Dividends       Equity        Equity       Growth        All
                                       Fund         Fund         Fund           Fund          Fund         Fund        Funds
                                   ------------  -----------  -----------  --------------  -----------  ----------  ------------

Investment Income:
Dividends reinvested
   in fund shares                  $ 1,064,752      475,320      705,270         868,500       24,621      62,358    26,352,728
                                   ------------  -----------  -----------  --------------  -----------  ----------  ------------

Expenses:
Mortality and expense
   risk charges                        110,205      158,407      194,518         311,607       36,757      64,461     3,773,433
Administrative charges                  13,225       19,009       23,342          37,393        4,411       7,735       452,813
                                   ------------  -----------  -----------  --------------  -----------  ----------  ------------

  Total expenses                       123,430      177,416      217,860         349,000       41,168      72,196     4,226,246
                                   ------------  -----------  -----------  --------------  -----------  ----------  ------------

  Investment income (loss), net        941,322      297,904      487,410         519,500      (16,547)     (9,838)   22,126,482

Realized gains (losses) and
  unrealized appreciation
  (depreciation) on investments:
Realized capital gain
   distributions on mutual funds             -      197,651            -       1,076,084        5,785           -     3,218,839
                                   ------------  -----------  -----------  --------------  -----------  ----------  ------------
Realized gains (losses)
   on sales of investments:
     Proceeds from sales             5,438,016    6,035,031    2,167,123       6,984,328      901,678     750,083    70,758,127
     Cost of investments sold       (5,504,423)  (6,223,856)  (2,105,547)     (6,884,192)    (968,509)   (740,364)  (70,849,973)
                                   ------------  -----------  -----------  --------------  -----------  ----------  ------------


     Total realized gains
      (losses) on sales
      of investments, net              (66,407)    (188,825)      61,576         100,136      (66,831)      9,719       (91,845)
                                   ------------  -----------  -----------  --------------  -----------  ----------  ------------

     Realized gains (losses)
      on investments, net              (66,407)       8,826       61,576       1,176,220      (61,046)      9,719     3,126,994

   Net change in unrealized
     appreciation (depreciation)
     on investments                    (43,041)      72,309    3,175,212       1,683,531      241,495     665,430    30,161,047
                                   ------------  -----------  -----------  --------------  -----------  ----------  ------------

   Total realized gains (losses)
     and unrealized
     appreciation (depreciation)
     on investments, net              (109,448)      81,135    3,236,788       2,859,751      180,449     675,149    33,288,041
                                   ------------  -----------  -----------  --------------  -----------  ----------  ------------

Net increase (decrease) in
    net assets from operations     $   831,874      379,039    3,724,198       3,379,251      163,902     665,311    55,414,523
                                   ============  ===========  ===========  ==============  ===========  ==========  ============


See accompanying notes to unaudited financial statements.


                                              PREFERRED LIFE VARIABLE ACCOUNT C
                                                              of
                                         PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

                                             Statements of Changes in Net Assets

                                   For the periods ended June 30, 1995 and 1994 (unaudited)

                                               Money Market      Fund      Growth and   Income Fund    Precious   Metals Fund
                                              --------------  -----------  -----------  ------------  ----------  ------------
                                                   1995          1994         1995          1994         1995         1994
                                              --------------  -----------  -----------  ------------  ----------  ------------

Increase (decrease) in net assets:
Operations:
Investment income (loss), net                 $     675,552      126,230      327,946        (6,231)     55,845        (2,473)
Realized gains (losses) on investments, net               -            -    1,757,984       796,070     100,559        76,263
Net change in unrealized appreciation
   (depreciation) on investments                          -            -    4,663,027    (3,082,973)   (166,056)     (621,966)
                                              --------------  -----------  -----------  ------------  ----------  ------------

  Net increase (decrease) in net assets
      from operations                               675,552      126,230    6,748,957    (2,293,134)     (9,653)     (548,176)
                                              --------------  -----------  -----------  ------------  ----------  ------------
Contract transactions:
Purchase payments                                 4,339,190   10,516,928    3,459,423     8,309,589     339,046     1,995,947
Transfers between funds                            (873,605)   7,328,120    3,609,393     3,545,194    (394,884)    1,133,539
Surrenders and terminations                      (4,279,413)  (1,760,621)  (2,752,852)     (662,635)   (677,373)     (677,297)
Rescissions                                        (125,472)    (437,714)     (81,192)     (134,856)    (10,660)            -
Other transactions (note 2)                          15,039        6,683       28,000       (12,132)        876          (421)
                                              --------------  -----------  -----------  ------------  ----------  ------------

  Net increase (decrease) in net assets
     resulting from contract transactions          (924,261)  15,653,396    4,262,772    11,045,160    (742,995)    2,451,768
                                              --------------  -----------  -----------  ------------  ----------  ------------

Increase (decrease) in net assets                  (248,709)  15,779,626   11,011,729     8,752,026    (752,648)    1,903,592
                                              --------------  -----------  -----------  ------------  ----------  ------------

Net assets at beginning of period                30,729,692    7,565,717   45,616,137    32,856,662   9,050,074     5,655,841
                                              --------------  -----------  -----------  ------------  ----------  ------------

Net assets at end of period                   $  30,480,983   23,345,343   56,627,866    41,608,688   8,297,427     7,559,433
                                              ==============  ===========  ===========  ============  ==========  ============

                                              High Income      Fund
                                              ------------  -----------
                                                  1995         1994
                                              ------------  -----------

Increase (decrease) in net assets:
Operations:
Investment income (loss), net                   1,787,024      868,442
Realized gains (losses) on investments, net        75,170      192,122
Net change in unrealized appreciation
   (depreciation) on investments                1,350,198   (2,000,979)
                                              ------------  -----------

  Net increase (decrease) in net assets
      from operations                           3,212,392     (940,415)
                                              ------------  -----------
Contract transactions:
Purchase payments                               1,965,219    6,290,063
Transfers between funds                         2,400,518      570,833
Surrenders and terminations                    (2,424,261)    (686,646)
Rescissions                                       (89,709)     (63,094)
Other transactions (note 2)                           991       (2,663)
                                              ------------  -----------

  Net increase (decrease) in net assets
     resulting from contract transactions       1,852,758    6,108,493
                                              ------------  -----------

Increase (decrease) in net assets               5,065,150    5,168,078
                                              ------------  -----------

Net assets at beginning of period              24,983,542   17,206,793
                                              ------------  -----------

Net assets at end of period                    30,048,692   22,374,871
                                              ============  ===========


See accompanying notes to unaudited financial statements.


                                          PREFERRED LIFE VARIABLE ACCOUNT C
                                                         of
                                    PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

                                   Statements of Changes in Net Assets (Continued)

                              For the periods ended June 30, 1995 and 1994 (unaudited)

                                         Real        Estate        U.S.       Government
                                      Securities      Fund      Securities       Fund        Utility     Equity Fund
                                     ------------  -----------  -----------  ------------  ------------  ------------
                                         1995         1994         1995          1994          1995          1994
                                     ------------  -----------  -----------  ------------  ------------  ------------
Increase (decrease) in net assets:
Operations:
Investment income (loss), net        $   356,284       64,078    4,901,805     3,564,651     5,078,985     3,528,301
Realized gains (losses)
   on investments, net                    25,867       35,285      (45,114)      239,526      (309,155)      (21,892)
Net change in unrealized
   appreciation (depreciation)
   on investments                         49,336         (780)   3,580,898    (9,453,439)    6,541,878   (24,336,542)
                                     ------------  -----------  -----------  ------------  ------------  ------------

  Net increase (decrease) in
    net assets from operations           431,487       98,583    8,437,589    (5,649,262)   11,311,708   (20,830,133)
                                     ------------  -----------  -----------  ------------  ------------  ------------
Contract transactions:
Purchase payments                        445,326    2,968,721    2,683,509    11,918,840     2,625,725    12,763,019
Transfers between funds                 (553,337)   3,300,688      594,015   (11,328,715)      506,081   (20,235,546)
Surrenders and terminations             (663,368)    (418,486)  (5,690,252)   (2,866,706)   (5,946,484)   (3,122,059)
Rescissions                               (3,433)      (9,811)     (30,893)     (729,638)      (66,182)     (295,071)
Other transactions (note 2)               (7,228)          43       84,714        (8,450)       17,843        (3,725)
                                     ------------  -----------  -----------  ------------  ------------  ------------

  Net increase (decrease) in
     net assets resulting from
     contract transactions              (782,040)   5,841,155   (2,358,907)   (3,014,669)   (2,863,017)  (10,893,382)
                                     ------------  -----------  -----------  ------------  ------------  ------------

Increase (decrease) in net assets       (350,553)   5,939,738    6,078,682    (8,663,931)    8,448,691   (31,723,515)
                                     ------------  -----------  -----------  ------------  ------------  ------------

Net assets at beginning of period     14,035,014    6,711,766   73,747,431    89,773,675    95,414,641   129,527,153
                                     ------------  -----------  -----------  ------------  ------------  ------------

Net assets at end of period          $13,684,461   12,651,504   79,826,113    81,109,744   103,863,332    97,803,638
                                     ============  ===========  ===========  ============  ============  ============


See accompanying notes to unaudited financial statements.


                                               PREFERRED LIFE VARIABLE ACCOUNT C
                                                               of
                                          PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

                                        Statements of Changes in Net Assets (Continued)

                                    For the periods ended June 30, 1995 and 1994 (unaudited)

                                               Zero Coupon   Fund -1995   Zero Coupon   Fund - 2000   Zero Coupon   Fund - 2005
                                              -------------  -----------  ------------  ------------  ------------  ------------
                                                  1995          1994          1995          1994          1995          1994
                                              -------------  -----------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets:
Operations:
Investment income (loss), net                 $    272,033      235,765       875,310       630,187       283,772       194,127
Realized gains (losses) on investments, net         (8,840)      10,543        18,638       137,124        34,838       113,965
Net change in unrealized appreciation
   (depreciation) on investments                   (89,147)    (301,149)    1,596,683    (1,779,030)      922,520      (970,367)
                                              -------------  -----------  ------------  ------------  ------------  ------------

  Net increase (decrease) in net assets
      from operations                              174,046      (54,841)    2,490,631    (1,011,719)    1,241,130      (662,275)
                                              -------------  -----------  ------------  ------------  ------------  ------------
Contract transactions:
Purchase payments                                   95,257      827,109     2,814,868     3,756,805       596,545     1,104,682
Transfers between funds                           (197,909)     113,850     1,447,388       574,281        61,337      (863,723)
Surrenders and terminations                       (616,963)    (214,624)     (856,995)     (595,457)     (289,066)     (106,796)
Rescissions                                              -      (51,312)      (72,152)     (142,345)      (48,915)      (25,340)
Other transactions (note 2)                              -         (669)            -        (3,488)            -        (1,805)
                                              -------------  -----------  ------------  ------------  ------------  ------------

  Net increase (decrease) in net assets
     resulting from contract transactions         (719,615)     674,354     3,333,109     3,589,796       319,901       107,018
                                              -------------  -----------  ------------  ------------  ------------  ------------

Increase (decrease) in net assets                 (545,569)     619,513     5,823,740     2,578,077     1,561,031      (555,257)
                                              -------------  -----------  ------------  ------------  ------------  ------------

Net assets at beginning of period                4,941,904    3,906,143    17,797,018    13,297,231     6,483,394     6,158,582
                                              -------------  -----------  ------------  ------------  ------------  ------------

Net assets at end of period                   $  4,396,335    4,525,656    23,620,758    15,875,308     8,044,425     5,603,325
                                              =============  ===========  ============  ============  ============  ============

                                              Zero Coupon   Fund - 2010
                                              ------------  ------------
                                                  1995          1994
                                              ------------  ------------
Increase (decrease) in net assets:
Operations:
Investment income (loss), net                     153,920       116,813
Realized gains (losses) on investments, net        22,751        74,297
Net change in unrealized appreciation
   (depreciation) on investments                  894,585      (662,470)
                                              ------------  ------------

  Net increase (decrease) in net assets
      from operations                           1,071,256      (471,360)
                                              ------------  ------------
Contract transactions:
Purchase payments                                 583,886       850,930
Transfers between funds                           793,274      (752,761)
Surrenders and terminations                      (136,864)      (54,863)
Rescissions                                       (37,383)      (22,722)
Other transactions (note 2)                             -          (967)
                                              ------------  ------------

  Net increase (decrease) in net assets
     resulting from contract transactions       1,202,913        19,617
                                              ------------  ------------

Increase (decrease) in net assets               2,274,169      (451,743)
                                              ------------  ------------

Net assets at beginning of period               4,008,269     3,501,948
                                              ------------  ------------

Net assets at end of period                     6,282,438     3,050,205
                                              ============  ============


See accompanying notes to unaudited financial statements.


                                              PREFERRED LIFE VARIABLE ACCOUNT C
                                                              of
                                         PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

                                       Statements of Changes in Net Assets (Continued)

                                   For the periods ended June 30, 1995 and 1994 (unaudited)

                                                                           Investment       Grade       Income
                                                 Global     Income Fund   Intermediate    Bond Fund   Securities      Fund
                                              ------------  ------------  -------------  -----------  -----------  -----------
                                                  1995          1994          1995          1994         1995         1994
                                              ------------  ------------  -------------  -----------  -----------  -----------
Increase (decrease) in net assets:
Operations:
Investment income (loss), net                 $   690,697       436,400        516,804      309,530    3,930,754    1,525,761
Realized gains (losses) on investments, net       (73,142)      231,192         36,373       80,607      362,177      298,425
Net change in unrealized appreciation
   (depreciation) on investments                  954,292    (2,442,739)       219,083     (622,044)   3,848,814   (5,853,867)
                                              ------------  ------------  -------------  -----------  -----------  -----------

  Net increase (decrease) in net assets
      from operations                           1,571,847    (1,775,147)       772,260     (231,907)   8,141,745   (4,029,681)
                                              ------------  ------------  -------------  -----------  -----------  -----------
Contract transactions:
Purchase payments                                 957,761     6,074,653        520,107    3,222,886    3,526,602   21,628,164
Transfers between funds                        (1,177,023)    2,944,910       (201,069)    (557,655)   1,093,424    5,045,370
Surrenders and terminations                    (1,350,856)     (458,394)    (1,057,021)    (433,215)  (4,439,731)  (1,530,223)
Rescissions                                       (42,594)     (129,175)       (27,743)     (49,747)    (129,119)    (472,872)
Other transactions (note 2)                         6,253         5,042         40,062        2,762       20,638        1,770
                                              ------------  ------------  -------------  -----------  -----------  -----------

  Net increase (decrease) in net assets
     resulting from contract transactions      (1,606,459)    8,437,036       (725,664)   2,185,031       71,814   24,672,209
                                              ------------  ------------  -------------  -----------  -----------  -----------

Increase (decrease) in net assets                 (34,612)    6,661,889         46,596    1,953,124    8,213,559   20,642,528
                                              ------------  ------------  -------------  -----------  -----------  -----------

Net assets at beginning of period              22,887,753    15,302,232     15,470,488   12,850,330   72,388,977   46,706,650
                                              ------------  ------------  -------------  -----------  -----------  -----------

Net assets at end of period                   $22,853,141    21,964,121     15,517,084   14,803,454   80,602,536   67,349,178
                                              ============  ============  =============  ===========  ===========  ===========

See accompanying notes to unaudited financial statements.


                                               PREFERRED LIFE VARIABLE ACCOUNT C
                                                              of
                                         PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

                                        Statements of Changes in Net Assets (Continued)

                                   For the periods ended June 30, 1995 and 1994 (unaudited)

                                               Adjustable      U.S.       Templeton     Pacific
                                               Government      Fund        Growth        Fund        Rising     Dividends Fund
                                              ------------  -----------  -----------  -----------  -----------  ---------------
                                                  1995         1994         1995         1994         1995           1994
                                              ------------  -----------  -----------  -----------  -----------  ---------------
Increase (decrease) in net assets:
Operations:
Investment income (loss), net                 $   941,322      814,038      297,904      (82,637)     487,410          284,878
Realized gains (losses) on investments, net       (66,407)     (29,664)       8,826      226,963       61,576          (65,713)
Net change in unrealized appreciation
   (depreciation) on investments                  (43,041)    (966,528)      72,309   (1,438,367)   3,175,212       (1,921,735)
                                              ------------  -----------  -----------  -----------  -----------  ---------------

  Net increase (decrease) in net assets
      from operations                             831,874     (182,154)     379,039   (1,294,041)   3,724,198       (1,702,570)
                                              ------------  -----------  -----------  -----------  -----------  ---------------
Contract transactions:
Purchase payments                               1,235,817    6,870,255    1,434,868    7,620,724    1,273,420        3,868,331
Transfers between funds                        (4,304,093)  (6,032,754)  (2,673,384)   5,259,749      940,493       (1,896,536)
Surrenders and terminations                    (1,287,475)    (467,286)  (1,272,550)    (877,825)  (1,487,414)        (524,202)
Rescissions                                             -      (77,529)     (27,167)     (53,549)     (37,156)         (55,722)
Other transactions (note 2)                        14,761       (5,763)      18,713       (3,232)      15,805           (1,310)
                                              ------------  -----------  -----------  -----------  -----------  ---------------

  Net increase (decrease) in net assets
     resulting from contract transactions      (4,340,990)     286,923   (2,519,520)  11,945,867      705,148        1,390,561
                                              ------------  -----------  -----------  -----------  -----------  ---------------

Increase (decrease) in net assets              (3,509,116)     104,769   (2,140,481)  10,651,826    4,429,346         (312,009)
                                              ------------  -----------  -----------  -----------  -----------  ---------------

Net assets at beginning of period              19,571,291   22,178,644   27,037,076   13,023,202   28,684,638       28,622,815
                                              ------------  -----------  -----------  -----------  -----------  ---------------

Net assets at end of period                   $16,062,175   22,283,413   24,896,595   23,675,028   33,113,984       28,310,806
                                              ============  ===========  ===========  ===========  ===========  ===============

                                               Templeton   International
                                                Equity          Fund
                                              -----------  --------------
                                                 1995           1994
                                              -----------  --------------
Increase (decrease) in net assets:
Operations:
Investment income (loss), net                    519,500        (100,315)
Realized gains (losses) on investments, net    1,176,220         447,016
Net change in unrealized appreciation
   (depreciation) on investments               1,683,531      (1,137,306)
                                              -----------  --------------

  Net increase (decrease) in net assets
      from operations                          3,379,251        (790,605)
                                              -----------  --------------
Contract transactions:
Purchase payments                              3,271,725      13,214,663
Transfers between funds                       (1,533,987)     10,373,860
Surrenders and terminations                   (2,102,411)       (709,764)
Rescissions                                     (100,132)       (293,742)
Other transactions (note 2)                       26,294           3,865
                                              -----------  --------------

  Net increase (decrease) in net assets
     resulting from contract transactions       (438,511)     22,588,882
                                              -----------  --------------

Increase (decrease) in net assets              2,940,740      21,798,277
                                              -----------  --------------

Net assets at beginning of period             49,607,334      16,450,520
                                              -----------  --------------

Net assets at end of period                   52,548,074      38,248,797
                                              ===========  ==============


See accompanying notes to unaudited financial statements.

                                             PREFERRED LIFE VARIABLE ACCOUNT C
                                                            of
                                       PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

                                      Statements of Changes in Net Assets (Continued)

                                 For the periods ended June 30, 1995 and 1994 (unaudited)

                                                Templeton
                                               Developing    Markets     Templeton     Global
                                                 Equity        Fund       Growth        Fund      Total All       Funds
                                              ------------  ----------  -----------  ----------  ------------  ------------
                                                  1995         1994        1995         1994         1995          1994
                                              ------------  ----------  -----------  ----------  ------------  ------------
Increase (decrease) in net assets:
Operations:
Investment income (loss), net                 $   (16,547)     (1,188)      (9,838)     (1,917)   22,126,482    12,504,440
Realized gains (losses) on investments, net       (61,046)          -        9,719           -     3,126,994     2,842,129
Net change in unrealized appreciation
   (depreciation) on investments                  241,495      (5,153)     665,430      (9,516)   30,161,047   (57,606,950)
                                              ------------  ----------  -----------  ----------  ------------  ------------

  Net increase (decrease) in net assets
      from operations                             163,902      (6,341)     665,311     (11,433)   55,414,523   (42,260,381)
                                              ------------  ----------  -----------  ----------  ------------  ------------
Contract transactions:
Purchase payments                                 812,768     856,055    1,680,148     912,748    34,661,210   125,571,112
Transfers between funds                           157,346     349,395      306,022   1,127,901             -             -
Surrenders and terminations                       (96,426)          -     (291,989)          -   (37,719,764)  (16,167,099)
Rescissions                                             -           -       (7,629)          -      (937,531)   (3,044,239)
Other transactions (note 2)                        14,796         (15)      15,746           -       313,303       (24,475)
                                              ------------  ----------  -----------  ----------  ------------  ------------

  Net increase (decrease) in net assets
     resulting from contract transactions         888,484   1,205,435    1,702,298   2,040,649    (3,682,782)  106,335,299
                                              ------------  ----------  -----------  ----------  ------------  ------------

Increase (decrease) in net assets               1,052,386   1,199,094    2,367,609   2,029,216    51,731,741    64,074,918
                                              ------------  ----------  -----------  ----------  ------------  ------------

Net assets at beginning of period               5,588,959           -    9,400,301           -   577,443,933   471,295,904
                                              ------------  ----------  -----------  ----------  ------------  ------------

Net assets at end of period                   $ 6,641,345   1,199,094   11,767,910   2,029,216   629,175,674   535,370,822
                                              ============  ==========  ===========  ==========  ============  ============

See accompanying notes to unaudited financial statements.

                      PREFERRED LIFE VARIABLE ACCOUNT C

                                      of

                 PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

                        Notes to Financial Statements

                          June 30, 1995 (unaudited)



  1.     ORGANIZATION

Preferred Life Variable Account C (Variable Account) is a segregated investment account of Preferred Life Insurance Company of New York (Preferred
Life) and is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940 (as amended). The Variable Account was established by Preferred Life on February 26, 1988 and commenced operations September 6, 1991. Accordingly, it is an accounting entity wherein all segregated account transactions are reflected.

The Variable Account's assets are the property of Preferred Life and are held for the benefit of the owners and other persons entitled to payments under variable annuity contracts issued through the Variable Account and underwritten by Preferred Life. The assets of the Variable Account, equal to the reserves and other liabilities of the Variable Account, are not chargeable with liabilities that arise from any other business which Preferred Life may conduct.

The Variable Account's sub-accounts may invest, at net asset values, in one or more of the funds of the Franklin Valuemark Funds (FVF), managed by Franklin Advisers, Inc., in accordance with the selection made by the contract owner.

Certain officers and trustees of the FVF are also officers and/or directors of Franklin Advisers, Inc. and/or Preferred Life.

2.     SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

Investments of the Variable Account are valued daily at market value using net asset values provided by Franklin Advisers, Inc.

Realized investment gains include gains on the sale of fund shares as determined by the average cost method. Dividend distributions received from the FVF are reinvested in additional shares of the FVF and are recorded as income to the Variable Account on the ex-dividend date.

The Templeton Developing Markets Equity Fund and Templeton Global Growth Fund were added as available investment options on April 25, 1994.

In  April  1995,  the Equity Growth Fund name was changed to Growth and Income
Fund.

EXPENSES

ASSET BASED EXPENSES

A mortality and expense risk charge is deducted from the Variable Account on a daily basis equal, on an annual basis, to 1.25% of the daily net assets of the Variable Account.

An administrative charge is deducted from the Variable Account on a daily basis equal, on an annual basis, to .15% of the daily net assets of the Variable Account.

CONTRACT BASED EXPENSES

A contract maintenance charge is paid by the contract owner annually from each contract by liquidating contract units at the end of the contract year and at the time of full surrender. The amount of the charge is $30 each year. Contract maintenance charges deducted during the periods ended June 30, 1995 and 1994 were $246,600 and $155,550, respectively. These contract charges are reflected in the unaudited financial statements as other transactions.

A contingent deferred sales charge is deducted from the contract value at the time of a surrender. This charge applies only to a surrender of purchase payments received within five years of the date of surrender. For this purpose, purchase payments are allocated on a first-in, first-out basis. The amount of the contingent deferred sales charge is calculated by: (a) allocating purchase payments to the amount surrendered; and (b) multiplying each allocated purchase payment that has been held under the contract for the period shown below by the charge shown below:



Years Since Payment  Charge
-------------------  -------
0-1                       5%
1-2                       5%
2-3                       4%
3-4                       3%
4-5                     1.5%
5 +                       0



and (c) adding the products of each multiplication in (b) above.

A contract owner may, not more frequently than once annually on a cumulative basis, make a surrender each contract year of fifteen percent (15%) of purchase payments paid less any prior surrenders without incurring a contingent deferred sales charge.

For a partial surrender, the contingent deferred sales charge will be deducted from the remaining contract value, if sufficient; otherwise it will be deducted from the amount surrendered.

Total contingent deferred sales charges paid by the contract owners for the periods ended June 30, 1995 and 1994 were $732,113 and $360,865, respectively.

Currently, twelve transfers are permitted each contract year. Thereafter, the fee is $25 per transfer, or 2% of the amount transferred, if less. Currently, transfers associated with the dollar cost averaging program are not counted. Total transfer charges for the periods ended June 30, 1995 and 1994 were $6,393 and $10,000, respectively.

Premium taxes or other taxes payable to a state or other governmental entity will be charged against the contract values. Preferred Life may, at its sole discretion, pay taxes when due and deduct that amount from the contract value at a later date. Payment at an earlier date does not waive any right Preferred Life may have to deduct such amounts at a later date.

On certain contracts, a systematic withdrawal plan is available which allows an owner to withdraw annually up to 9% of purchase payments less prior surrenders, paid quarterly, without incurring a contingent deferred sales
charge.    The exercise of the systematic withdrawal plan in any contract year replaces the 15% penalty free privilege for that year.

A rescission is defined as a contract that is returned to the company and canceled within the free-look period, generally within 10 days.

3.     INVESTMENT TRANSACTIONS

The sub-account purchases of fund shares, including reinvestment of dividend distributions, were as follows during the period ended June 30, 1995:


Money Market Fund                         $17,434,546
Growth and Income Fund                      8,931,427
Precious Metals Fund                        1,163,916
High Income Fund                            5,792,575
Real Estate Securities Fund                 1,474,386
U.S. Government Securities Fund             8,095,655
Utility Equity Fund                         8,570,185
Zero Coupon Fund - 1995                       408,645
Zero Coupon Fund - 2000                     5,074,308
Zero Coupon Fund - 2005                     1,320,850
Zero Coupon Fund - 2010                     1,838,756
Global Income Fund                          1,685,162
Investment Grade Intermediate Bond Fund     1,024,892
Income Securities Fund                      8,390,098
Adjustable U.S. Government Fund             2,056,778
Templeton Pacific Growth Fund               4,039,483
Rising Dividends Fund                       3,396,540
Templeton International Equity Fund         8,200,402
Templeton Developing Markets Equity Fund    1,786,570
Templeton Global Growth Fund                2,455,740




4.     FEDERAL INCOME TAXES

Operations of the Variable Account form a part of, and are taxed with, operations of Preferred Life, which is taxed as a life insurance company under the Internal Revenue Code.

Preferred Life does not expect to incur any federal income taxes in the operation of the Variable Account. If in the future Preferred Life determines that the Variable Account may incur federal income taxes, it may then assess a charge against the Variable Account for such taxes.

5.     CONTRACT TRANSACTIONS - UNIT ACTIVITY

Transactions in units for each fund for the period ended June 30, 1995 and the year ended December 31, 1994 were as follows:




                                                              Growth                                 Real         U.S.
                                                 Money          and       Precious      High        Estate     Government
                                                Market        Income       Metals      Income     Securities   Securities
                                                 Fund          Fund         Fund        Fund         Fund         Fund
                                             -------------  -----------  ----------  -----------  -----------  -----------
Units outstanding at December 31, 1993            627,038    2,402,339     391,041    1,135,378      436,709    6,107,774
Contract transactions:
Purchase payments                               1,661,743      923,189     255,888      600,639      314,797    1,080,502
Transfers between funds                           742,599      305,438      80,754      107,167      208,412   (1,203,909)
Surrenders and terminations                      (502,247)    (161,395)    (78,581)    (126,425)     (59,351)    (593,751)
Rescissions                                       (50,318)     (16,981)     (1,666)      (7,160)      (1,532)     (59,151)
Other transactions                                  8,617         (648)        (21)         713          987         (934)
                                             -------------  -----------  ----------  -----------  -----------  -----------
Net increase (decrease) in accumulation
  units resulting from contract transactions    1,860,394    1,049,603     256,374      574,934      463,313     (777,243)
                                             -------------  -----------  ----------  -----------  -----------  -----------

Units outstanding at December 31, 1994          2,487,432    3,451,942     647,415    1,710,312      900,022    5,330,531
                                             =============  ===========  ==========  ===========  ===========  ===========

Accumulation unit value per unit at
  December 31, 1994                          $     12.354       13.215      13.979       14.608       15.594       13.835
                                             =============  ===========  ==========  ===========  ===========  ===========

Contract transactions (unaudited):
Purchase payments                              347,740.00      241,889      25,014      124,834       28,993      182,001
Transfers between funds                        (68,386.00)     251,000     (30,173)     153,698      (37,665)      38,488
Surrenders and terminations                   (343,138.00)    (193,980)    (49,494)    (155,946)     (42,764)    (388,164)
Rescissions                                     (9,986.00)      (5,640)       (826)      (5,654)        (216)      (2,120)
Other transactions                               1,209.00        1,946          70           62         (454)           -
                                             -------------  -----------  ----------  -----------  -----------  -----------
Net increase (decrease) in accumulation
  units resulting from contract transactions      (72,561)     295,215     (55,409)     116,994      (52,106)    (169,795)
                                             -------------  -----------  ----------  -----------  -----------  -----------



Units outstanding at
   June 30, 1995 (unaudited)                    2,414,871    3,747,157     592,006    1,827,306      847,916    5,160,736
                                             =============  ===========  ==========  ===========  ===========  ===========

Accumulation unit value per unit at
   June 30, 1995 (unaudited)                 $     12.622       15.112      14.016       16.444       16.139       15.451
                                             =============  ===========  ==========  ===========  ===========  ===========

Accumulation net assets at
   June 30, 1995 (unaudited)                 $ 30,480,983   56,627,866   8,297,427   30,048,692   13,684,461   79,826,113
                                             =============  ===========  ==========  ===========  ===========  ===========



                                                              Zero        Zero         Zero
                                               Utility       Coupon      Coupon       Coupon
                                                Equity       Fund -      Fund -       Fund -
                                                 Fund         1995        2000         2005
                                             ------------  ----------  -----------  ----------
Units outstanding at December 31, 1993         7,478,993     269,765      795,411     341,197
Contract transactions:
Purchase payments                              1,051,921      70,708      414,919     125,015
Transfers between funds                       (1,696,778)     42,828       68,710     (40,577)
Surrenders and terminations                     (491,312)    (35,886)    (112,129)    (21,155)
Rescissions                                      (24,704)     (3,621)      (9,747)     (1,457)
Other transactions                                  (922)       (118)         503        (227)
                                             ------------  ----------  -----------  ----------
Net increase (decrease) in accumulation
  units resulting from contract transactions  (1,161,795)     73,911      362,256      61,599
                                             ------------  ----------  -----------  ----------

Units outstanding at December 31, 1994         6,317,198     343,676    1,157,667     402,796
                                             ============  ==========  ===========  ==========

Accumulation unit value per unit at
  December 31, 1994                               15.104      14.380       15.373      16.096
                                             ============  ==========  ===========  ==========

Contract transactions (unaudited):
Purchase payments                                163,594       6,498      173,247      33,816
Transfers between funds                           34,441     (13,467)      86,362       5,345
Surrenders and terminations                     (368,754)    (41,954)     (52,720)    (17,135)
Rescissions                                       (4,057)          -       (4,521)     (2,781)
Other transactions                                 1,181           -            -           -
                                             ------------  ----------  -----------  ----------


Net increase (decrease) in accumulation
  units resulting from contract transactions    (173,595)    (48,923)     202,368      19,245
                                             ------------  ----------  -----------  ----------

Units outstanding at
   June 30, 1995 (unaudited)                   6,143,603     294,753    1,360,035     422,041
                                             ============  ==========  ===========  ==========

Accumulation unit value per unit at
   June 30, 1995 (unaudited)                      16.906      14.915       17.368      19.061
                                             ============  ==========  ===========  ==========

Accumulation net assets at
   June 30, 1995 (unaudited)                 103,863,332   4,396,335   23,620,758   8,044,425
                                             ============  ==========  ===========  ==========






                                  Zero                    Investment                 Adjustable    Templeton
                                 Coupon       Global         Grade        Income        U.S.        Pacific      Rising
                                 Fund -       Income     Intermediate   Securities   Government     Growth      Dividends
                                  2010         Fund        Bond Fund       Fund         Fund         Fund         Fund
                               -----------  -----------  -------------  -----------  -----------  -----------  -----------
Units outstanding at
  December 31, 1993               193,003    1,044,532        893,048    2,633,679    1,970,803      914,981    2,771,594
Contract transactions:
Purchase payments                  76,028      561,113        300,084    1,705,232      968,718      921,042      599,000
Transfers between funds            (8,676)     180,054        (37,700)     374,341   (1,032,132)     440,484     (261,335)
Surrenders and terminations        (7,322)    (107,849)       (66,963)    (256,277)    (130,996)    (157,447)    (161,474)
Rescissions                        (1,286)     (11,608)        (3,708)     (40,792)      (8,659)      (8,240)     (10,761)
Other transactions                   (127)       1,196            348            9         (819)       1,165         (653)
                               -----------  -----------  -------------  -----------  -----------  -----------  -----------
Net increase (decrease) in
 accumulation units resulting
 from contract transactions        58,617      622,906        192,061    1,782,513     (203,888)   1,197,004      164,777
                               -----------  -----------  -------------  -----------  -----------  -----------  -----------

Units outstanding at
  December 31, 1994               251,620    1,667,438      1,085,109    4,416,192    1,766,915    2,111,985    2,936,371
                               ===========  ===========  =============  ===========  ===========  ===========  ===========

Accumulation unit value per
  unit at December 31, 1994    $   15.930       13.726         14.257       16.392       11.077       12.802        9.769
                               ===========  ===========  =============  ===========  ===========  ===========  ===========

Contract transactions
   (unaudited):
Purchase payments                  33,605       68,039         35,374      204,485      108,955      113,896      120,514
Transfers between funds            44,866      (84,779)       (13,657)      63,482     (380,214)    (211,631)      89,256
Surrenders and terminations        (7,534)     (96,221)       (72,135)    (259,400)    (113,510)    (100,724)    (143,428)
Rescissions                        (1,958)      (2,981)        (1,902)      (7,608)           -       (2,099)      (3,495)
Other transactions                      -          458          2,764        1,254        1,327        1,430        1,583
                               -----------  -----------  -------------  -----------  -----------  -----------  -----------




Net increase (decrease) in
 accumulation units resulting
 from contract transactions        68,979     (115,484)       (49,556)       2,213     (383,442)    (199,128)      64,430
                               -----------  -----------  -------------  -----------  -----------  -----------  -----------

Units outstanding at
   June 30, 1995 (unaudited)      320,599    1,551,954      1,035,553    4,418,405    1,383,473    1,912,857    3,000,801
                               ===========  ===========  =============  ===========  ===========  ===========  ===========

Accumulation unit value
   per unit at
   June 30, 1995 (unaudited)   $   19.596       14.725         14.984       18.242       11.610       13.015       11.035
                               ===========  ===========  =============  ===========  ===========  ===========  ===========

Accumulation net assets at
   June 30, 1995 (unaudited)   $6,282,438   22,853,141     15,517,084   80,602,536   16,062,175   24,896,595   33,113,984
                               ===========  ===========  =============  ===========  ===========  ===========  ===========


                                                Templeton
                                 Templeton     Developing    Templeton
                               International     Markets      Global        Total
                                   Equity        Equity       Growth         All
                                    Fund          Fund         Fund         Funds
                               --------------  -----------  -----------  ------------
Units outstanding at
  December 31, 1993                1,345,574            -            -    31,752,859
Contract transactions:
Purchase payments                  1,712,426      358,401      482,780    14,184,145
Transfers between funds            1,226,646      242,892      455,573       194,791
Surrenders and terminations         (175,010)      (8,146)     (13,427)   (3,267,143)
Rescissions                          (32,139)      (2,370)      (3,306)     (299,206)
Other transactions                     1,611          381          (99)       10,962
                               --------------  -----------  -----------  ------------
Net increase (decrease) in
 accumulation units resulting
 from contract transactions        2,733,534      591,158      921,521    10,823,549
                               --------------  -----------  -----------  ------------

Units outstanding at
  December 31, 1994                4,079,108      591,158      921,521    42,576,408
                               ==============  ===========  ===========  ============

Accumulation unit value per
  unit at December 31, 1994           12.161        9.454       10.201
                               ==============  ===========  ===========

Contract transactions
   (unaudited):
Purchase payments                    266,802       88,967      161,589     2,529,852
Transfers between funds             (127,155)      15,123       28,410      (156,656)
Surrenders and terminations         (172,077)     (10,557)     (28,151)   (2,657,786)
Rescissions                           (8,085)           -         (722)      (64,651)
Other transactions                     2,119        1,509        1,478        17,936
                               --------------  -----------  -----------  ------------
Net increase (decrease) in
 accumulation units resulting
 from contract transactions          (38,396)      95,042      162,604      (331,305)
                               --------------  -----------  -----------  ------------

Units outstanding at
   June 30, 1995 (unaudited)       4,040,712      686,200    1,084,125    42,245,103
                               ==============  ===========  ===========  ============

Accumulation unit value
   per unit at
   June 30, 1995 (unaudited)          13.005        9.678       10.855
                               ==============  ===========  ===========

Accumulation net assets at
   June 30, 1995 (unaudited)      52,548,074    6,641,345   11,767,910   629,175,674
                               ==============  ===========  ===========  ============

                      PREFERRED LIFE VARIABLE ACCOUNT C

                                      of

                 PREFERRED LIFE INSURANCE COMPANY OF NEW YORK


                             Financial Statements


                              December 31, 1994

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

INDEPENDENT AUDITORS' REPORT

The Board of Directors of Preferred Life Insurance Company of New York and Contract Owners of Preferred Life Variable Account C:

We have audited the accompanying statements of assets and liabilities of the sub-accounts of Preferred Life Variable Account C as of December 31, 1994, the related statements of operations for the year ended December 31, 1994 and the statements of changes in net assets for each of the years in the two-year period ended December 31, 1994. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.
Investment securities held in custody for the benefit of the Variable Account were confirmed to us by the Franklin Valuemark Funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the assets and liabilities of the sub-accounts of Preferred Life Variable Account C at December 31, 1994, the results of their operations for the year ended December 31, 1994 and the changes in their net assets for each of the years in the two-year period ended December 31, 1994, in conformity with generally accepted accounting principles.


                                                 KPMG Peat Marwick LLP


Minneapolis, Minnesota
January 20, 1995


                                             PREFERRED LIFE VARIABLE ACCOUNT C
                                                            of
                                       PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

                                           Statements of Assets and Liabilities

                                                     December 31, 1994

                                                                                                        U.S.
                                           Money       Equity    Precious      High     Real Estate  Government   Utility
                                          Market       Growth     Metals      Income    Securities   Securities    Equity
                                           Fund         Fund       Fund        Fund        Fund         Fund        Fund
                                        -----------  ----------  ---------  ----------  -----------  ----------  ----------
Investments at net asset value:

Franklin Valuemark Funds:
Money Market Fund, 30,738,760 shares,
    cost $30,738,760                    $30,738,760           -          -           -            -           -           -
Equity Growth Fund, 3,399,587 shares,
    cost $44,775,834                              -  45,622,461          -           -            -           -           -
Precious Metals Fund, 642,545 shares,
    cost $8,692,308                               -           -  9,053,460           -            -           -           -
High Income Fund, 2,046,508 shares,
    cost $25,533,124                              -           -          -  24,987,864            -           -           -
Real Estate Securities Fund,
   916,957 shares, cost $13,723,234               -           -          -           -   14,038,616           -           -
U.S. Government Securities Fund,
   5,867,558 shares, cost $78,745,849             -           -          -           -            -  73,755,200           -
Utility Equity Fund, 6,617,516 shares,
   cost $107,771,288                              -           -          -           -            -           -  95,424,580
                                        -----------  ----------  ---------  ----------  -----------  ----------  ----------

  Total assets                           30,738,760  45,622,461  9,053,460  24,987,864   14,038,616  73,755,200  95,424,580
                                        -----------  ----------  ---------  ----------  -----------  ----------  ----------

Liabilities:

Accrued mortality and expense
   risk charges                               8,096       5,646      3,023       3,859        3,216       6,937       8,874
Accrued administrative charges                  972         678        363         463          386         832       1,065
                                        -----------  ----------  ---------  ----------  -----------  ----------  ----------

  Total liabilities                           9,068       6,324      3,386       4,322        3,602       7,769       9,939
                                        -----------  ----------  ---------  ----------  -----------  ----------  ----------

Net Assets                              $30,729,692  45,616,137  9,050,074  24,983,542   14,035,014  73,747,431  95,414,641
                                        ===========  ==========  =========  ==========  ===========  ==========  ==========



See accompanying notes to financial statements.


                                             PREFERRED LIFE VARIABLE ACCOUNT C
                                                             of
                                        PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

                                            Statements of Assets and Liabilities

                                                     December 31, 1994

                                             Zero        Zero       Zero       Zero                  Investment
                                            Coupon      Coupon     Coupon     Coupon      Global       Grade        Income
                                            Fund -      Fund -     Fund -     Fund -      Income    Intermediate  Securities
                                             1995        2000       2005       2010        Fund      Bond Fund       Fund
                                          ----------  ----------  ---------  ---------  ----------  ------------  ----------
Investments at net asset value:

Franklin Valuemark Funds:
Zero Coupon Fund - 1995, 410,394 shares,
   cost $5,134,689                        $4,945,251           -          -          -           -             -           -
Zero Coupon Fund - 2000, 1,306,994
   ares, ost $18,560,065                           -  17,801,261          -          -           -             -           -
Zero Coupon Fund - 2005, 471,359 shares,
   cost $6,851,790                                 -           -  6,485,897          -           -             -           -
Zero Coupon Fund - 2010, 308,088 shares,
   cost $4,287,763                                 -           -          -  4,011,311           -             -           -
Global Income Fund, 1,877,892 shares,
   cost $24,111,733                                -           -          -          -  22,891,508             -           -
Investment Grade Intermediate Bond Fund,
   1,162,608 shares, cost $15,478,821              -           -          -          -           -    15,474,311           -
Income Securities Fund, 5,059,182
    shares, cost $75,182,586                       -           -          -          -           -             -  72,396,901
                                          ----------  ----------  ---------  ---------  ----------  ------------  ----------

  Total assets                             4,945,251  17,801,261  6,485,897  4,011,311  22,891,508    15,474,311  72,396,901
                                          ----------  ----------  ---------  ---------  ----------  ------------  ----------

Liabilities:

Accrued mortality and expense
   risk charges                                2,988       3,788      2,235      2,716       3,353         3,413       7,075
Accrued administrative charges                   359         455        268        326         402           410         849
                                          ----------  ----------  ---------  ---------  ----------  ------------  ----------

  Total liabilities                            3,347       4,243      2,503      3,042       3,755         3,823       7,924
                                          ----------  ----------  ---------  ---------  ----------  ------------  ----------

Net Assets                                $4,941,904  17,797,018  6,483,394  4,008,269  22,887,753    15,470,488  72,388,977
                                          ==========  ==========  =========  =========  ==========  ============  ==========



See accompanying notes to financial statements.


                                                PREFERRED LIFE VARIABLE ACCOUNT C
                                                               of
                                          PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

                                        Statements of Assets and Liabilities (Continued)

                                                        December 31, 1994

                                                                                               Templeton
                                           Adjustable   Templeton                 Templeton    Developing  Templeton
                                              U.S.       Pacific      Rising    International   Markets     Global       Total
                                           Government     Growth    Dividends      Equity        Equity     Growth        All
                                              Fund         Fund        Fund         Fund          Fund       Fund        Funds
                                           -----------  ----------  ----------  -------------  ----------  ---------  -----------
Investments at net asset value:

Franklin Valuemark Funds:
Adjustable U.S. Government Fund,
   1,858,973 shares, cost $20,339,089      $19,574,990           -           -              -           -          -
Templeton Pacific Growth Fund,
   2,042,390 shares, cost $27,470,771                -  27,041,239           -              -           -          -
Rising Dividends Fund, 2,877,565 shares,
   cost $30,186,991                                  -           -  28,689,323              -           -          -
Templeton International Equity Fund,
   3,965,894 shares, cost $49,413,097                -           -           -     49,613,338           -          -
Templeton Developing Markets Equity Fund,
   584,917 shares, cost $5,984,012                   -           -           -              -   5,591,807          -
Templeton Global Growth Fund,
   897,309 shares, cost $9,411,499                   -           -           -              -           -  9,403,801
                                           -----------  ----------  ----------  -------------  ----------  ---------

  Total assets                              19,574,990  27,041,239  28,689,323     49,613,338   5,591,807  9,403,801  577,541,879
                                           -----------  ----------  ----------  -------------  ----------  ---------  -----------

Liabilities:

Accrued mortality and expense
   risk charges                                  3,303       3,717       4,183          5,361       2,543      3,125       87,451
Accrued administrative charges                     396         446         502            643         305        375       10,495
                                           -----------  ----------  ----------  -------------  ----------  ---------  -----------

  Total liabilities                              3,699       4,163       4,685          6,004       2,848      3,500       97,946
                                           -----------  ----------  ----------  -------------  ----------  ---------  -----------

Net Assets                                 $19,571,291  27,037,076  28,684,638     49,607,334   5,588,959  9,400,301  577,443,933
                                           ===========  ==========  ==========  =============  ==========  =========  ===========


See accompanying notes to financial statements.


                                               PREFERRED LIFE VARIABLE ACCOUNT C
                                                               of
                                          PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

                                                    Statements of Operations

                                              For the year ended December 31, 1994

                                                                                            Real          U.S.
                                       Money        Equity      Precious       High        Estate      Government     Utility
                                      Market        Growth       Metals       Income     Securities    Securities      Equity
                                       Fund          Fund         Fund         Fund         Fund          Fund          Fund
                                   -------------  -----------  -----------  -----------  -----------  ------------  ------------
Investment Income:
Dividends reinvested in
   fund shares                     $    859,956      291,958       43,469    1,009,903      131,645     4,161,617     4,295,765
                                   -------------  -----------  -----------  -----------  -----------  ------------  ------------

Expenses:
Mortality and expense
   risk charges                         264,039      514,978       96,752      272,269      142,398     1,021,437     1,300,981
Administrative charges                   31,685       61,797       11,610       32,672       17,088       122,572       156,118
                                   -------------  -----------  -----------  -----------  -----------  ------------  ------------

   Total expenses                       295,724      576,775      108,362      304,941      159,486     1,144,009     1,457,099
                                   -------------  -----------  -----------  -----------  -----------  ------------  ------------

   Investment income (loss), net        564,232     (284,817)     (64,893)     704,962      (27,841)    3,017,608     2,838,666

Realized gains (losses) and
   unrealized appreciation
   (depreciation)  on investments:
Realized capital gain
   distributions on mutual funds              -      603,492            -      137,233            -       325,977       761,388
                                   -------------  -----------  -----------  -----------  -----------  ------------  ------------
Realized gains (losses) on
   sales of investments:
    Proceeds from sales              27,394,896    4,989,993    3,630,478    5,194,887    1,571,003    18,535,088    24,398,108
    Cost of investments sold        (27,394,896)  (4,743,016)  (3,463,646)  (5,178,774)  (1,558,711)  (19,334,499)  (26,574,902)
                                   -------------  -----------  -----------  -----------  -----------  ------------  ------------
   Total realized gains (losses)
    on sales of investments, net              -      246,977      166,832       16,113       12,292      (799,411)   (2,176,794)
                                   -------------  -----------  -----------  -----------  -----------  ------------  ------------

Realized gains (losses)
   on investments, net                        -      850,469      166,832      153,346       12,292      (473,434)   (1,415,406)

Net change in unrealized
   appreciation (depreciation)
   on investments                             -   (2,200,082)    (466,699)  (1,605,134)      (9,769)   (7,889,476)  (17,590,119)
                                   -------------  -----------  -----------  -----------  -----------  ------------  ------------

    Total realized gains (losses)
     and unrealized appreciation
     (depreciation) on
     investments, net                         -   (1,349,613)    (299,867)  (1,451,788)       2,523    (8,362,910)  (19,005,525)
                                   -------------  -----------  -----------  -----------  -----------  ------------  ------------

Net increase (decrease) in
   net assets from operations      $    564,232   (1,634,430)    (364,760)    (746,826)     (25,318)   (5,345,302)  (16,166,859)
                                   =============  ===========  ===========  ===========  ===========  ============  ============


See accompanying notes to financial statements.


                                              PREFERRED LIFE VARIABLE ACCOUNT C
                                                             of
                                        PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

                                            Statements of Operations (Continued)

                                            For the year ended December 31, 1994

                                      Zero        Zero         Zero         Zero                    Investment
                                     Coupon      Coupon       Coupon       Coupon       Global         Grade        Income
                                     Fund -      Fund -       Fund -       Fund -       Income     Intermediate   Securities
                                      1995        2000         2005         2010         Fund        Bond Fund       Fund
                                   ----------  -----------  -----------  -----------  -----------  -------------  -----------
Investment Income:
Dividends reinvested in
   fund shares                     $ 268,772      738,645      233,563      141,116      577,990        417,682    1,977,593
                                   ----------  -----------  -----------  -----------  -----------  -------------  -----------

Expenses:
Mortality and expense
   risk charges                       55,928      191,447       73,144       41,185      269,238        181,992      807,149
Administrative charges                 6,711       22,974        8,777        4,942       32,309         21,839       96,858
                                   ----------  -----------  -----------  -----------  -----------  -------------  -----------

   Total expenses                     62,639      214,421       81,921       46,127      301,547        203,831      904,007
                                   ----------  -----------  -----------  -----------  -----------  -------------  -----------

   Investment income (loss), net     206,133      524,224      151,642       94,989      276,443        213,851    1,073,586

Realized gains (losses) and
   unrealized appreciation
   (depreciation) on investments:
Realized capital gain
   distributions on mutual funds      11,003      105,114       73,003       68,580      238,262         64,463      295,882
                                   ----------  -----------  -----------  -----------  -----------  -------------  -----------
Realized gains (losses) on sales
   of investments:
    Proceeds from sales              959,185    2,051,870    1,445,569    1,436,188    1,963,617      2,078,204    2,756,590
    Cost of investments sold        (978,782)  (2,065,687)  (1,432,139)  (1,486,056)  (2,046,382)    (2,066,057)  (2,791,621)
                                   ----------  -----------  -----------  -----------  -----------  -------------  -----------
   Total realized gains (losses)
    on sales of investments, net     (19,597)     (13,817)      13,430      (49,868)     (82,765)        12,147      (35,031)
                                   ----------  -----------  -----------  -----------  -----------  -------------  -----------

Realized gains (losses) on
   investments, net                   (8,594)      91,297       86,433       18,712      155,497         76,610      260,851

Net change in unrealized
   appreciation (depreciation)
   on investments                   (222,658)  (1,812,252)    (887,768)    (515,561)  (1,886,070)      (412,173)  (6,238,272)
                                   ----------  -----------  -----------  -----------  -----------  -------------  -----------

   Total realized gains (losses)
    and unrealized appreciation
    (depreciation) on
    investments, net                (231,252)  (1,720,955)    (801,335)    (496,849)  (1,730,573)      (335,563)  (5,977,421)
                                   ----------  -----------  -----------  -----------  -----------  -------------  -----------

Net increase (decrease) in
   net assets from operations       ($25,119)  (1,196,731)    (649,693)    (401,860)  (1,454,130)      (121,712)  (4,903,835)
                                   ==========  ===========  ===========  ===========  ===========  =============  ===========


See accompanying notes to financial statements.


                                                PREFERRED LIFE VARIABLE ACCOUNT C
                                                                of
                                           PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

                                               Statements of Operations (Continued)

                                               For the year ended December 31, 1994

                                                                                             Templeton
                                    Adjustable     Templeton                  Templeton     Developing   Templeton
                                       U.S.         Pacific      Rising     International     Markets      Global        Total
                                    Government      Growth      Dividends       Equity        Equity       Growth         All
                                       Fund          Fund         Fund           Fund          Fund         Fund         Funds
                                   -------------  -----------  -----------  --------------  -----------  ----------  -------------
Investment Income:
Dividends reinvested in
   fund shares                     $    967,204       53,728      480,312         106,059            -           -     16,756,977
                                   -------------  -----------  -----------  --------------  -----------  ----------  -------------

Expenses:
Mortality and expense
   risk charges                         270,101      285,862      354,381         472,826       23,079      37,947      6,677,133
Administrative charges                   32,412       34,303       42,526          56,739        2,769       4,554        801,255
                                   -------------  -----------  -----------  --------------  -----------  ----------  -------------

   Total expenses                       302,513      320,165      396,907         529,565       25,848      42,501      7,478,388
                                   -------------  -----------  -----------  --------------  -----------  ----------  -------------

Investment income (loss), net           664,691     (266,437)      83,405        (423,506)     (25,848)    (42,501)     9,278,589

Realized gains (losses) and
   unrealized appreciation
   (depreciation) on investments:
Realized capital gain
   distributions on mutual funds              -       98,902            -         191,622            -           -      2,974,921
                                   -------------  -----------  -----------  --------------  -----------  ----------  -------------
Realized gains (losses) on
   sales of investments:
    Proceeds from sales              11,813,851    7,691,423    3,627,180       5,681,001       68,619     128,145    127,415,895
    Cost of investments sold        (12,078,358)  (7,373,057)  (3,777,747)     (5,351,738)     (66,544)   (127,937)  (129,890,549)
                                   -------------  -----------  -----------  --------------  -----------  ----------  -------------
   Total realized gains (losses)
   on sales of investments, net        (264,507)     318,366     (150,567)        329,263        2,075         208     (2,474,654)
                                   -------------  -----------  -----------  --------------  -----------  ----------  -------------

Realized gains (losses) on
   investments, net                    (264,507)     417,268     (150,567)        520,885        2,075         208        500,267

Net change in unrealized
   appreciation (depreciation)
   on investments                      (745,000)  (2,435,240)  (1,515,045)     (1,575,004)    (392,205)     (7,698)   (48,406,225)
                                   -------------  -----------  -----------  --------------  -----------  ----------  -------------

   Total realized gains (losses)
    and unrealized appreciation
    (depreciation) on
    investments, net                 (1,009,507)  (2,017,972)  (1,665,612)     (1,054,119)    (390,130)     (7,490)   (47,905,958)
                                   -------------  -----------  -----------  --------------  -----------  ----------  -------------

Net increase (decrease) in
   net assets from operations         ($344,816)  (2,284,409)  (1,582,207)     (1,477,625)    (415,978)    (49,991)   (38,627,369)
                                   =============  ===========  ===========  ==============  ===========  ==========  =============


See accompanying notes to financial statements.


                                                PREFERRED LIFE VARIABLE ACCOUNT C
                                                                of
                                           PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

                                               Statements of Changes in Net Assets

                                          For the years ended December 31, 1994 and 1993

                               Money                     Equity                   Precious                   High
                               Market        Fund        Growth        Fund        Metals        Fund       Income        Fund
                            ------------  -----------  -----------  -----------  -----------  ----------  -----------  -----------
                                1994         1993         1994         1993         1994         1993        1994         1993
                            ------------  -----------  -----------  -----------  -----------  ----------  -----------  -----------
Increase (decrease) in
   net assets:
Operations:
Investment income
(loss), net                 $   564,232       57,013     (284,817)    (140,367)     (64,893)    (19,936)     704,962      199,622
Realized gains (losses)
   on investments, net                -            -      850,469      240,221      166,832      56,917      153,346      108,768
Net change in unrealized
   appreciation
   (depreciation)
   on investments                     -            -   (2,200,082)   2,160,289     (466,699)    856,362   (1,605,134)     910,648
                            ------------  -----------  -----------  -----------  -----------  ----------  -----------  -----------

Net increase (decrease)
   in net assests
   from operations              564,232       57,013   (1,634,430)   2,260,143     (364,760)    893,343     (746,826)   1,219,038
                            ------------  -----------  -----------  -----------  -----------  ----------  -----------  -----------
Contract transactions:
Purchase payments            20,235,166    9,695,690   12,533,220   15,497,868    3,576,266   2,822,263    8,837,799   11,590,922
Transfers between funds       9,008,938   (5,275,313)   4,254,917      456,357    1,278,991   1,709,310    1,621,416    1,458,774
Surrenders and
   terminations              (6,138,474)    (349,119)  (2,158,598)    (616,829)  (1,073,457)    (46,771)  (1,841,609)    (449,415)
Rescissions                    (611,504)    (148,550)    (226,365)    (151,506)     (22,490)       (580)    (104,329)    (141,840)
Other transactions
   (note 2)                     105,617       (1,007)      (9,269)     (13,239)        (317)       (772)      10,298       (2,932)
                            ------------  -----------  -----------  -----------  -----------  ----------  -----------  -----------





Net increase (decrease)
   in net assets
   resulting from
   contract transactions     22,599,743    3,921,701   14,393,905   15,172,651    3,758,993   4,483,450    8,523,575   12,455,509
                            ------------  -----------  -----------  -----------  -----------  ----------  -----------  -----------

Increase (decrease) in
   net assets                23,163,975    3,978,714   12,759,475   17,432,794    3,394,233   5,376,793    7,776,749   13,674,547
                            ------------  -----------  -----------  -----------  -----------  ----------  -----------  -----------

Net assets at
   beginning of year          7,565,717    3,587,003   32,856,662   15,423,868    5,655,841     279,048   17,206,793    3,532,246
                            ------------  -----------  -----------  -----------  -----------  ----------  -----------  -----------

Net assets at end of year   $30,729,692    7,565,717   45,616,137   32,856,662    9,050,074   5,655,841   24,983,542   17,206,793
                            ============  ===========  ===========  ===========  ===========  ==========  ===========  ===========


See accompanying notes to financial statements.


                                         PREFERRED LIFE VARIABLE ACCOUNT C
                                                        of
                                   PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

                                  Statements of Changes in Net Assets (Continued)

                                  For the years ended December 31, 1994 and 1993

                                        Real        Estate        U.S.      Government     Utility
                                     Securities      Fund      Securities      Fund         Equity         Fund
                                    ------------  ----------  ------------  -----------  ------------  ------------
                                        1994         1993         1994         1993          1994          1993
                                    ------------  ----------  ------------  -----------  ------------  ------------
Increase (decrease) in
   net assets:
Operations:
Investment income (loss), net          ($27,841)    (14,566)    3,017,608    1,256,902     2,838,666       355,116
Realized gains (losses) on
   investments, net                      12,292      10,662      (473,434)     367,295    (1,415,406)       42,386
Net change in unrealized
   appreciation (depreciation)
   on investments                        (9,769)    248,806    (7,889,476)   1,944,092   (17,590,119)    3,015,210
                                    ------------  ----------  ------------  -----------  ------------  ------------

Net increase (decrease) in
   net assets from operations           (25,318)    244,902    (5,345,302)   3,568,289   (16,166,859)    3,412,712
                                    ------------  ----------  ------------  -----------  ------------  ------------
Contract transactions:
Purchase payments                     4,925,336   4,689,453    15,371,426   62,151,915    16,521,939    89,274,222
Transfers between funds               3,344,209     878,936   (16,943,563)  (2,585,356)  (26,596,445)    1,136,273
Surrenders and terminations            (912,278)    (67,219)   (8,269,859)  (2,936,094)   (7,474,582)   (3,072,889)
Rescissions                             (23,872)    (44,636)     (826,373)  (1,184,724)     (383,473)   (1,209,107)
Other transactions (note 2)              15,171      (1,265)      (12,573)     (21,414)      (13,092)      (36,502)
                                    ------------  ----------  ------------  -----------  ------------  ------------

Net increase (decrease) in
   net assets resulting from
   contract transactions              7,348,566   5,455,269   (10,680,942)  55,424,327   (17,945,653)   86,091,997
                                    ------------  ----------  ------------  -----------  ------------  ------------

Increase (decrease) in net assets     7,323,248   5,700,171   (16,026,244)  58,992,616   (34,112,512)   89,504,709
                                    ------------  ----------  ------------  -----------  ------------  ------------


Net assets at beginning of year       6,711,766   1,011,595    89,773,675   30,781,059   129,527,153    40,022,444
                                    ------------  ----------  ------------  -----------  ------------  ------------

Net assets at end of year           $14,035,014   6,711,766    73,747,431   89,773,675    95,414,641   129,527,153
                                    ============  ==========  ============  ===========  ============  ============


See accompanying notes to financial statements.


                                                PREFERRED LIFE VARIABLE ACCOUNT C
                                                               of
                                          PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

                                         Statements of Changes in Net Assets (Continued)

                                         For the years ended December 31, 1994 and 1993

                                   Zero        Coupon       Zero        Coupon        Zero       Coupon       Zero       Coupon
                                  Fund -        1995       Fund -        2000        Fund -       2005       Fund -       2010
                                -----------  ----------  -----------  -----------  ----------  ----------  ----------  ----------
                                   1994         1993        1994         1993         1994        1993        1994        1993
                                -----------  ----------  -----------  -----------  ----------  ----------  ----------  ----------
Increase (decrease) in
   net assets:
Operations:

Investment income (loss), net   $  206,133     117,120      524,224      282,336     151,642      67,375      94,989      95,612
Realized gains (losses) on
   investments, net                 (8,594)     50,189       91,297       81,217      86,433      49,958      18,712      95,626
Net change in unrealized
   appreciation (depreciation)
   on investments                 (222,658)    (19,154)  (1,812,252)     794,918    (887,768)    413,934    (515,561)    188,927
                                -----------  ----------  -----------  -----------  ----------  ----------  ----------  ----------

Net increase (decrease) in
   net assets from operations      (25,119)    148,155   (1,196,731)   1,158,471    (649,693)    531,267    (401,860)    380,165
                                -----------  ----------  -----------  -----------  ----------  ----------  ----------  ----------
Contract transactions:
Purchase payments                1,016,548   1,853,508    6,524,472    7,568,834   2,062,590   4,460,886   1,257,365   2,914,365
Transfers between funds            612,501    (285,738)   1,062,503     (718,671)   (716,211)   (290,947)   (205,063)   (526,853)
Surrenders and terminations       (515,158)   (140,627)  (1,747,638)    (368,568)   (342,303)    (79,965)   (118,829)   (118,722)
Rescissions                        (51,312)    (10,522)    (150,398)    (128,302)    (25,851)    (84,191)    (23,229)    (31,415)
Other transactions (note 2)         (1,699)     (1,497)       7,579       (3,811)     (3,720)       (895)     (2,063)       (761)
                                -----------  ----------  -----------  -----------  ----------  ----------  ----------  ----------

Net increase (decrease) in
   net assets resulting from
   contract transactions         1,060,880   1,415,124    5,696,518    6,349,482     974,505   4,004,888     908,181   2,236,614
                                -----------  ----------  -----------  -----------  ----------  ----------  ----------  ----------

Increase (decrease)
   in net assets                 1,035,761   1,563,279    4,499,787    7,507,953     324,812   4,536,155     506,321   2,616,779
                                -----------  ----------  -----------  -----------  ----------  ----------  ----------  ----------

Net assets at
   beginning of year             3,906,143   2,342,864   13,297,231    5,789,278   6,158,582   1,622,427   3,501,948     885,169
                                -----------  ----------  -----------  -----------  ----------  ----------  ----------  ----------

Net assets at end of year       $4,941,904   3,906,143   17,797,018   13,297,231   6,483,394   6,158,582   4,008,269   3,501,948
                                ===========  ==========  ===========  ===========  ==========  ==========  ==========  ==========


See accompanying notes to financial statements.


                                         PREFERRED LIFE VARIABLE ACCOUNT C
                                                        of
                                   PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

                                  Statements of Changes in Net Assets (Continued)

                                  For the years ended December 31, 1994 and 1993

                                       Global                   Investment       Grade       Income
                                       Income        Fund      Intermediate    Bond Fund   Securities      Fund
                                    ------------  -----------  -------------  -----------  -----------  -----------
                                        1994         1993          1994          1993         1994         1993
                                    ------------  -----------  -------------  -----------  -----------  -----------
Increase (decrease) in
   net assets:
Operations:
Investment income (loss), net       $   276,443      149,518        213,851       75,048    1,073,586       88,932
Realized gains (losses) on
   investments, net                     155,497       88,825         76,610       48,112      260,851       87,001
Net change in unrealized
   appreciation (depreciation)
   on investments                    (1,886,070)     855,190       (412,173)     318,237   (6,238,272)   3,305,468
                                    ------------  -----------  -------------  -----------  -----------  -----------

Net increase (decrease) in
   net assets from operations        (1,454,130)   1,093,533       (121,712)     441,397   (4,903,835)   3,481,401
                                    ------------  -----------  -------------  -----------  -----------  -----------
Contract transactions:
Purchase payments                     8,011,192    8,340,734      4,279,682    7,906,052   29,130,260   29,453,618
Transfers between funds               2,676,522      928,870       (536,649)     169,045    6,471,357    4,699,089
Surrenders and terminations          (1,501,529)    (163,413)      (953,308)    (299,118)  (4,321,170)    (782,739)
Rescissions                            (163,384)     (57,305)       (52,789)     (89,201)    (694,175)    (264,031)
Other transactions (note 2)              16,850       (4,239)         4,934       (3,100)        (110)      (8,425)
                                    ------------  -----------  -------------  -----------  -----------  -----------

Net increase (decrease) in
   net assets resulting from
   contract transactions              9,039,651    9,044,647      2,741,870    7,683,678   30,586,162   33,097,512
                                    ------------  -----------  -------------  -----------  -----------  -----------

Increase (decrease) in net assets     7,585,521   10,138,180      2,620,158    8,125,075   25,682,327   36,578,913
                                    ------------  -----------  -------------  -----------  -----------  -----------


Net assets at beginning of year      15,302,232    5,164,052     12,850,330    4,725,255   46,706,650   10,127,737
                                    ------------  -----------  -------------  -----------  -----------  -----------

Net assets at end of year           $22,887,753   15,302,232     15,470,488   12,850,330   72,388,977   46,706,650
                                    ============  ===========  =============  ===========  ===========  ===========


See accompanying notes to financial statements.


                                               PREFERRED LIFE VARIABLE ACCOUNT C
                                                               of
                                          PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

                                        Statements of Changes in Net Assets (Continued)

                                         For the years ended December 31, 1994 and 1993

                                     Adjustable        U.S.       Templeton     Pacific      Rising                   Templeton
                                     Government        Fund        Growth        Fund       Dividends      Fund        Equity
                                    -------------  ------------  -----------  -----------  -----------  -----------  -----------
                                        1994           1993         1994         1993         1994         1993         1994
                                    -------------  ------------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in
   net assets:
Operations:
Investment income (loss), net       $    664,691       529,328     (266,437)     (50,681)      83,405     (214,493)    (423,506)
Realized gains (losses) on
   investments, net                     (264,507)       54,377      417,268       91,269     (150,567)      (3,456)     520,885
Net change in unrealized
   appreciation (depreciation)
   on investments                       (745,000)     (190,173)  (2,435,240)   2,009,358   (1,515,045)    (253,924)  (1,575,004)
                                    -------------  ------------  -----------  -----------  -----------  -----------  -----------

Net increase (decrease) in
   net assets from operations           (344,816)      393,532   (2,284,409)   2,049,946   (1,582,207)    (471,873)  (1,477,625)
                                    -------------  ------------  -----------  -----------  -----------  -----------  -----------
Contract transactions:
Purchase payments                     10,829,027    17,390,162   12,437,434    6,956,523    5,956,165   21,922,704   21,636,160
Transfers between funds              (11,523,439)  (10,757,964)   6,046,223    3,587,743   (2,607,296)   1,054,922   15,583,976
Surrenders and terminations           (1,461,901)     (628,409)  (2,090,878)    (120,518)  (1,593,730)    (436,146)  (2,203,244)
Rescissions                              (97,065)     (217,791)    (108,539)     (17,433)    (105,012)    (137,525)    (401,811)
Other transactions (note 2)               (9,159)       (8,028)      14,043         (941)      (6,097)      (5,495)      19,358
                                    -------------  ------------  -----------  -----------  -----------  -----------  -----------

Net increase (decrease) in
   net assets resulting from
   contract transactions              (2,262,537)    5,777,970   16,298,283   10,405,374    1,644,030   22,398,460   34,634,439
                                    -------------  ------------  -----------  -----------  -----------  -----------  -----------

Increase (decrease) in net assets     (2,607,353)    6,171,502   14,013,874   12,455,320       61,823   21,926,587   33,156,814
                                    -------------  ------------  -----------  -----------  -----------  -----------  -----------


Net assets at beginning of year       22,178,644    16,007,142   13,023,202      567,882   28,622,815    6,696,228   16,450,520
                                    -------------  ------------  -----------  -----------  -----------  -----------  -----------

Net assets at end of year           $ 19,571,291    22,178,644   27,037,076   13,023,202   28,684,638   28,622,815   49,607,334
                                    =============  ============  ===========  ===========  ===========  ===========  ===========

                                    International
                                         Fund
                                    --------------
                                         1993
                                    --------------
Increase (decrease) in
   net assets:
Operations:
Investment income (loss), net             (54,528)
Realized gains (losses) on
   investments, net                        60,354
Net change in unrealized
   appreciation (depreciation)
   on investments                       1,782,968
                                    --------------

Net increase (decrease) in
   net assets from operations           1,788,794
                                    --------------
Contract transactions:
Purchase payments                       9,595,935
Transfers between funds                 4,361,523
Surrenders and terminations              (120,253)
Rescissions                               (23,067)
Other transactions (note 2)                (1,266)
                                    --------------

Net increase (decrease) in
   net assets resulting from
   contract transactions               13,812,872
                                    --------------

Increase (decrease) in net assets      15,601,666
                                    --------------

Net assets at beginning of year           848,854
                                    --------------

Net assets at end of year              16,450,520
                                    ==============

See accompanying notes to financial statements.


                                    PREFERRED LIFE VARIABLE ACCOUNT C
                                                   of
                              PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

                             Statements of Changes in Net Assets (Continued)

                             For the years ended December 31, 1994 and 1993

                                     Templeton
                                     Developing   Markets  Templeton   Global     Total
                                       Equity      Fund      Growth     Fund       All          Funds
                                    ------------  -------  ----------  ------  ------------  ------------
                                        1994       1993       1994      1993       1994          1993
                                    ------------  -------  ----------  ------  ------------  ------------
Increase (decrease) in
   net assets:
Operations:
Investment income (loss), net       $   (25,848)        -    (42,501)       -    9,278,589     2,779,351
Realized gains (losses) on
   investments, net                       2,075         -        208        -      500,267     1,529,721
Net change in unrealized
   appreciation (depreciation)
   on investments                      (392,205)        -     (7,698)       -  (48,406,225)   18,341,156
                                    ------------  -------  ----------  ------  ------------  ------------

Net increase (decrease) in
   net assets from operations          (415,978)        -    (49,991)       -  (38,627,369)   22,650,228
                                    ------------  -------  ----------  ------  ------------  ------------
Contract transactions:
Purchase payments                     3,620,848         -  4,944,049        -  193,706,944   314,085,654
Transfers between funds               2,487,493         -  4,679,620        -            -             -
Surrenders and terminations             (83,207)        -   (138,417)       -  (44,940,169)  (10,796,814)
Rescissions                             (24,211)        -    (33,934)       -   (4,130,116)   (3,941,726)
Other transactions (note 2)               4,014         -     (1,026)       -      138,739      (115,589)
                                    ------------  -------  ----------  ------  ------------  ------------

Net increase (decrease) in
   net assets resulting from
   contract transactions              6,004,937         -  9,450,292        -  144,775,398   299,231,525
                                    ------------  -------  ----------  ------  ------------  ------------

Increase (decrease) in net assets     5,588,959         -  9,400,301        -  106,148,029   321,881,753
                                    ------------  -------  ----------  ------  ------------  ------------

Net assets at beginning of year               -         -          -        -  471,295,904   149,414,151
                                    ------------  -------  ----------  ------  ------------  ------------

Net assets at end of year           $ 5,588,959         -  9,400,301        -  577,443,933   471,295,904
                                    ============  =======  ==========  ======  ============  ============


See accompanying notes to financial statements.

                      PREFERRED LIFE VARIABLE ACCOUNT C
                                      of
                 PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

                  Notes to Financial Statements, (continued)

                              December 31, 1994
1.  ORGANIZATION

Preferred Life Variable Account C (Variable Account) is a segregated investment account of Preferred Life Insurance Company of New York (Preferred
Life) and is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940 (as amended). The Variable Account was established by Preferred Life on February 26, 1988 and commenced operations September 6, 1991. Accordingly, it is an accounting entity wherein all segregated account transactions are reflected.

The Variable Account's assets are the property of Preferred Life and are held for the benefit of the owners and other persons entitled to payments under variable annuity contracts issued through the Variable Account and underwritten by Preferred Life. The assets of the Variable Account, equal to the reserves and other liabilities of the Variable Account, are not chargeable with liabilities that arise from any other business which Preferred Life may conduct.

The Variable Account's sub-accounts may invest, at net asset values, in one or more of the funds of the Franklin Valuemark Funds (FVF), managed by Franklin Advisers, Inc., in accordance with the selection made by the contract owner.

Certain officers and trustees of the FVF are also officers and/or directors of Franklin Advisers, Inc. and/or Preferred Life.

2.  SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

Investments of the Variable Account are valued daily at market value using net asset values provided by Franklin Advisers, Inc.

Realized investment gains include gains on the sale of fund shares as determined by the average cost method. Dividend distributions received from the FVF are reinvested in additional shares of the FVF and are recorded as income to the Variable Account on the ex-dividend date.

The Templeton Developing Markets Equity Fund and Templeton Global Growth Fund were added as available investment options on April 25, 1994.

EXPENSES

ASSET BASED EXPENSES

A mortality and expense risk charge is deducted from the Variable Account on a daily basis equal, on an annual basis, to 1.25% of the daily net assets of the Variable Account.

An administrative charge is deducted from the Variable Account on a daily basis equal, on an annual basis, to .15% of the daily net assets of the Variable Account.

CONTRACT BASED EXPENSES

A contract maintenance charge is paid by the contract owner annually from each contract by liquidating contract units at the end of the contract year and at the time of full surrender. The amount of the charge is $30 each year. Contract maintenance charges deducted during the years ended December 31, 1994 and 1993 were $369,180 and $115,589, respectively. These contract charges are reflected in the financial statements as other transactions.

A contingent deferred sales charge is deducted from the contract value at the time of a surrender. This charge applies only to a surrender of purchase payments received within five years of the date of surrender. For this purpose, purchase payments are allocated on a first-in, first-out basis. The amount of the contingent deferred sales charge is calculated by: (a) allocating purchase payments to the amount surrendered; and (b) multiplying each allocated purchase payment that has been held under the contract for the period shown below by the charge shown below:


Years Since Payment  Charge
-------------------  -------
0-1                       5%
1-2                       5%
2-3                       4%
3-4                       3%
4-5                     1.5%
5                         0

and (c) adding the products of each multiplication in (b) above.

A contract owner may, not more frequently than once annually on a cumulative basis, make a surrender each contract year of fifteen percent (15%) of purchase payments paid, less any prior surrenders, without incurring a contingent deferred sales charge.

For a partial surrender, the contingent deferred sales charge will be deducted from the remaining contract value, if sufficient; otherwise it will be deducted from the amount surrendered.

Total contingent deferred sales charges paid by the contract owners for the years ended December 31, 1994 and 1993 were $944,991 and $127,888, respectively.

Currently, twelve transfers are permitted each contract year. Thereafter, the fee is $25 per transfer, or 2% of the amount transferred, if less. Currently, transfers associated with the dollar cost averaging program are not counted. Total transfer charges for the years ended December 31, 1994 and 1993 were $12,900 and $5,800, respectively. Transfer charges are reflected in the financial statements as other transactions.

Premium taxes or other taxes payable to a state or other governmental entity will be charged against the contract values. Preferred Life may, at its sole discretion, pay taxes when due and deduct that amount from the contract value at a later date. Payment at an earlier date does not waive any right Preferred Life may have to deduct such amounts at a later date.

On certain contracts, a systematic withdrawal plan is available which allows an owner to withdraw annually up to 9% of purchase payments less prior surrenders, paid quarterly, without incurring a contingent deferred sales
charge.    The exercise of the systematic withdrawal plan in any contract year replaces the 15% penalty free privilege for that year.

A rescission is defined as a contract that is returned to the company and canceled within the free-look period, generally within 10 days.

3.  INVESTMENT TRANSACTIONS

The sub-account purchases of fund shares, including reinvestment of dividend distributions, were as follows during the year ended December 31, 1994:



Money Market Fund                         $50,564,596
Equity Growth Fund                         19,705,350
Precious Metals Fund                        7,324,940
High Income Fund                           14,561,598
Real Estate Securities Fund                 8,892,214

U.S. Government Securities Fund            11,199,740
Utility Equity Fund                        10,054,608
Zero Coupon Fund - 1995                     2,237,841
Zero Coupon Fund - 2000                     8,379,148
Zero Coupon Fund - 2005                     2,644,640
Zero Coupon Fund - 2010                     2,508,066
Global Income Fund                         11,518,519
Investment Grade Intermediate Bond Fund     5,099,218
Income Securities Fund                     34,716,227
Adjustable U.S. Government Fund            10,216,518
Templeton Pacific Growth Fund              23,823,337
Rising Dividends Fund                       5,355,522
Templeton International Equity Fund        40,086,122
Templeton Developing Markets Equity Fund    6,050,556
Templeton Global Growth Fund                9,539,435



4.  FEDERAL INCOME TAXES

Operations of the Variable Account form a part of, and are taxed with, operations of Preferred Life, which is taxed as a life insurance company under the Internal Revenue Code.

Preferred Life does not expect to incur any federal income taxes in the operation of the Variable Account. If in the future Preferred Life determines that the Variable Account may incur federal income taxes, it may then assess a charge against the Variable Account for such taxes.

 5.  CONTRACT TRANSACTIONS - UNIT ACTIVITY
Transactions in units for each fund for the years ended December 31, 1994 and 1993 were as follows:



                                                                                         Real         U.S.
                                     Money        Equity      Precious      High        Estate     Government     Utility
                                     Market       Growth       Metals      Income     Securities   Securities     Equity
                                      Fund         Fund         Fund        Fund         Fund         Fund         Fund
                                  ------------  -----------  ----------  -----------  -----------  -----------  -----------
Units outstanding at
   December 31, 1992                  300,618    1,226,685      29,609      266,025       77,248    2,265,610    2,518,933
Contract transactions:
Purchase payments                     808,412    1,201,364     224,678      806,620      308,590    4,304,095    5,144,321

Transfers between funds              (440,467)      34,828     140,498      103,455       58,232     (175,590)      65,702
Surrenders and terminations           (29,059)     (47,766)     (3,637)     (30,885)      (4,382)    (202,911)    (178,249)
Rescissions                           (12,382)     (11,750)        (45)      (9,635)      (2,894)     (81,953)     (69,604)
Other transactions                        (84)      (1,022)        (62)        (202)         (85)      (1,477)      (2,110)
                                  ------------  -----------  ----------  -----------  -----------  -----------  -----------
Net increase (decrease) in
   accumulation units resulting
   from contract transactions         326,420    1,175,654     361,432      869,353      359,461    3,842,164    4,960,060

Units outstanding at
   December 31, 1993                  627,038    2,402,339     391,041    1,135,378      436,709    6,107,774    7,478,993
                                  ============  ===========  ==========  ===========  ===========  ===========  ===========

Accumulation unit value per unit
   at December 31, 1993           $    12.066       13.677      14.464       15.155       15.369       14.698       17.319
                                  ============  ===========  ==========  ===========  ===========  ===========  ===========

Contract transactions:
Purchase payments                   1,661,743      923,189     255,888      600,639      314,797    1,080,502    1,051,921
Transfers between funds               742,599      305,438      80,754      107,167      208,412   (1,203,909)  (1,696,778)
Surrenders and terminations          (502,247)    (161,395)    (78,581)    (126,425)     (59,351)    (593,751)    (491,312)
Rescissions                           (50,318)     (16,981)     (1,666)      (7,160)      (1,532)     (59,151)     (24,704)
Other transactions                      8,617         (648)        (21)         713          987         (934)        (922)
                                  ------------  -----------  ----------  -----------  -----------  -----------  -----------
Net increase (decrease) in
   accumulation units resulting
   from contract transactions       1,860,394    1,049,603     256,374      574,934      463,313     (777,243)  (1,161,795)
                                  ------------  -----------  ----------  -----------  -----------  -----------  -----------

Units outstanding at
   December 31, 1994                2,487,432    3,451,942     647,415    1,710,312      900,022    5,330,531    6,317,198
                                  ============  ===========  ==========  ===========  ===========  ===========  ===========

Accumulation unit value per unit
   at December 31, 1994           $    12.354       13.215      13.979       14.608       15.594       13.835       15.104
                                  ============  ===========  ==========  ===========  ===========  ===========  ===========

Accumulation net assets
   at December 31, 1994           $30,729,692   45,616,137   9,050,074   24,983,542   14,035,014   73,747,431   95,414,641
                                  ============  ===========  ==========  ===========  ===========  ===========  ===========








                                     Zero        Zero         Zero
                                    Coupon      Coupon       Coupon
                                    Fund -      Fund -       Fund -
                                     1995        2000         2005
                                  ----------  -----------  ----------
Units outstanding at
   December 31, 1992                171,447      396,665     108,345
Contract transactions:
Purchase payments                   129,304      473,627     258,654
Transfers between funds             (20,128)     (43,596)    (16,485)
Surrenders and terminations         (10,028)     (23,219)     (4,541)
Rescissions                            (725)      (7,832)     (4,726)
Other transactions                     (105)        (234)        (50)
                                  ----------  -----------  ----------
Net increase (decrease) in
   accumulation units resulting
   from contract transactions        98,318      398,746     232,852

Units outstanding at
   December 31, 1993                269,765      795,411     341,197
                                  ==========  ===========  ==========

Accumulation unit value per unit
   at December 31, 1993              14.480       16.717      18.050
                                  ==========  ===========  ==========

Contract transactions:
Purchase payments                    70,708      414,919     125,015
Transfers between funds              42,828       68,710     (40,577)
Surrenders and terminations         (35,886)    (112,129)    (21,155)
Rescissions                          (3,621)      (9,747)     (1,457)
Other transactions                     (118)         503        (227)
                                  ----------  -----------  ----------
Net increase (decrease) in
   accumulation units resulting
   from contract transactions        73,911      362,256      61,599
                                  ----------  -----------  ----------

Units outstanding at
   December 31, 1994                343,676    1,157,667     402,796
                                  ==========  ===========  ==========






Accumulation unit value per unit
   at December 31, 1994              14.380       15.373      16.096
                                  ==========  ===========  ==========

Accumulation net assets
   at December 31, 1994           4,941,904   17,797,018   6,483,394
                                  ==========  ===========  ==========

 5.     CONTRACT TRANSACTIONS - UNIT ACTIVITY (CONTINUED)




                                     Zero                    Investment                 Adjustable    Templeton
                                    Coupon       Global         Grade        Income        U.S.        Pacific      Rising
                                    Fund -       Income     Intermediate   Securities   Government     Growth      Dividends
                                     2010         Fund        Bond Fund       Fund         Fund         Fund         Fund
                                  -----------  -----------  -------------  -----------  -----------  -----------  -----------
Units outstanding at
   December 31, 1992                  60,340      405,580        351,527      667,945    1,452,585       58,179      617,294
Contract transactions:
Purchase payments                    169,893      591,902        556,819    1,752,582    1,554,288      583,102    2,110,054
Transfers between funds              (28,575)      63,329         12,291      275,551     (959,985)     285,157      100,053
Surrenders and terminations           (6,872)     (11,882)       (21,097)     (46,338)     (55,959)      (9,931)     (41,962)
Rescissions                           (1,739)      (4,091)        (6,275)     (15,562)     (19,408)      (1,450)     (13,313)
Other transactions                       (44)        (306)          (217)        (499)        (718)         (76)        (532)
                                  -----------  -----------  -------------  -----------  -----------  -----------  -----------
Net increase (decrease) in
   accumulation units resulting
   from contract transactions        132,663      638,952        541,521    1,965,734      518,218      856,802    2,154,300
                                  -----------  -----------  -------------  -----------  -----------  -----------  -----------

Units outstanding at
   December 31, 1993                 193,003    1,044,532        893,048    2,633,679    1,970,803      914,981    2,771,594
                                  ===========  ===========  =============  ===========  ===========  ===========  ===========

Accumulation unit value per unit
   at December 31, 1993           $   18.144       14.650         14.389       17.734       11.254       14.233       10.327
                                  ===========  ===========  =============  ===========  ===========  ===========  ===========

Contract transactions:
Purchase payments                     76,028      561,113        300,084    1,705,232      968,718      921,042      599,000
Transfers between funds               (8,676)     180,054        (37,700)     374,341   (1,032,132)     440,484     (261,335)
Surrenders and terminations           (7,322)    (107,849)       (66,963)    (256,277)    (130,996)    (157,447)    (161,474)

Rescissions                           (1,286)     (11,608)        (3,708)     (40,792)      (8,659)      (8,240)     (10,761)
Other transactions                      (127)       1,196            348            9         (819)       1,165         (653)
                                  -----------  -----------  -------------  -----------  -----------  -----------  -----------
Net increase (decrease) in
   accumulation units resulting
   from contract transactions         58,617      622,906        192,061    1,782,513     (203,888)   1,197,004      164,777
                                  -----------  -----------  -------------  -----------  -----------  -----------  -----------

Units outstanding at
   December 31, 1994                 251,620    1,667,438      1,085,109    4,416,192    1,766,915    2,111,985    2,936,371
                                  ===========  ===========  =============  ===========  ===========  ===========  ===========

Accumulation unit value per unit
   at December 31, 1994           $   15.930       13.726         14.257       16.392       11.077       12.802        9.769
                                  ===========  ===========  =============  ===========  ===========  ===========  ===========

Accumulation net assets at
   December 31, 1994              $4,008,269   22,887,753     15,470,488   72,388,977   19,571,291   27,037,076   28,684,638
                                  ===========  ===========  =============  ===========  ===========  ===========  ===========

                                                   Templeton
                                    Templeton     Developing   Templeton
                                  International     Markets      Global
                                      Equity        Equity       Growth
                                       Fund          Fund         Fund
                                  --------------  -----------  ----------
Units outstanding at
   December 31, 1992                     88,033            -           -
Contract transactions:
Purchase payments                       884,058            -           -
Transfers between funds                 386,678            -           -
Surrenders and terminations             (10,999)           -           -
Rescissions                              (2,080)           -           -
Other transactions                         (116)           -           -
                                  --------------  -----------  ----------
Net increase (decrease) in
   accumulation units resulting
   from contract transactions         1,257,541            -           -
                                  --------------  -----------  ----------

Units outstanding at
   December 31, 1993                  1,345,574            -           -
                                  ==============  ===========  ==========




Accumulation unit value per unit
   at December 31, 1993                  12.226            -           -
                                  ==============  ===========  ==========

Contract transactions:
Purchase payments                     1,712,426      358,401     482,780
Transfers between funds               1,226,646      242,892     455,573
Surrenders and terminations            (175,010)      (8,146)    (13,427)
Rescissions                             (32,139)      (2,370)     (3,306)
Other transactions                        1,611          381         (99)
                                  --------------  -----------  ----------
Net increase (decrease) in
   accumulation units resulting
   from contract transactions         2,733,534      591,158     921,521
                                  --------------  -----------  ----------

Units outstanding at
   December 31, 1994                  4,079,108      591,158     921,521
                                  ==============  ===========  ==========

Accumulation unit value per unit
   at December 31, 1994                  12.161        9.454      10.201
                                  ==============  ===========  ==========

Accumulation net assets at
   December 31, 1994                 49,607,334    5,588,959   9,400,301
                                  ==============  ===========  ==========

                 PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

                             Financial Statements

                          December 31, 1994 and 1993

KPMG Peat Marwick LLP
4200 Norwest Center
90 South Seventh Street
Minneapolis, MN  55402







                         INDEPENDENT AUDITORS' REPORT




The Board of Directors
Preferred Life Insurance Company of New York:


We have audited the accompanying balance sheets of Preferred Life Insurance Company of New York (a wholly owned subsidiary of Allianz Life Insurance Company of North America) as of December 31, 1994 and 1993, and the related statements of income, stockholder's equity and cash flows for each of the years in the three-year period ended December 31, 1994. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Preferred Life Insurance Company of New York as of December 31, 1994 and 1993, and the results of its operations and changes in stockholder's equity and cash flows for each of the years in the three-year period ended December 31, 1994, in conformity with generally accepted accounting principles.

In 1994, as discussed in note 1 to the financial statements, the Company adopted the provisions of Financial Accounting Standards Board's Statement of

Financial Accounting Standards Statement No. 115, Accounting for Certain Investments in Debt and Equity Securities. In 1993, as discussed in notes 1, 6 and 7 to the financial statements, the Company adopted the provisions of Financial Accounting Standards Board's Statements of Financial Accounting Standards No. 109, Accounting for Income Taxes; and No. 113, Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts.


                            KPMG Peat Marwick LLP



February 7, 1995


                       PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

                                      Balance Sheets

                                December 31, 1994 and 1993
                             (in thousands except share data)

Assets                                                                    1994      1993
----------------------------------------------------------------------  ---------  -------
Investments:
     Fixed maturities, at amortized cost                                $      0     7,461
     Fixed maturities, at market                                           3,516
     Certificates of deposit and short-term securities                     3,188         0
                                                                        ---------  -------
               Total investments                                           6,704     7,461
Cash                                                                       4,872         0
Receivables                                                                5,091     5,026
Reinsurance receivable:
     Recoverable on future policy benefit reserves                           160       262
     Recoverable on unpaid claims                                         13,672    10,778
     Receivable on paid claims                                               114       967
Prepaid insurance premiums                                                   426       109
Deferred acquisition costs                                                37,577    29,487
Accrued investment income                                                     74       126
Other assets                                                                 161        72
                                                                        ---------  -------
               Assets exclusive of separate account assets                68,851    54,288
Separate account assets                                                  577,444   471,296
                                                                        ---------  -------
                         Total assets                                   $646,295   525,584
                                                                        =========  =======

Liabilities and Stockholder's Equity
----------------------------------------------------------------------
Liabilities:
     Future life policy benefit reserves                                $    511       544
     Future annuity benefit reserves                                         271         0
     Policy and contract claims                                           27,312    22,016
     Unearned premiums                                                     2,285     2,089
     Other policyholder funds                                                885       475
     Reinsurance payable                                                   2,058     2,942
     Deferred income taxes                                                 4,605     3,651
     Accrued expenses                                                      1,053       434
     Commissions due and accrued                                             880     1,904

     Payable to parent                                                       566         0
     Bank overdraft                                                            0     1,240
                                                                        ---------  -------
                Liabilities exclusive of separate account liabilities     40,426    35,295
Separate account liabilities                                             577,444   471,296
                                                                        ---------  -------
                    Total liabilities                                    617,870   506,591
Stockholder's equity:
     Common stock, $10 par value; 200,000 shares
          authorized, issued and outstanding                               2,000     2,000
     Additional paid-in capital                                           15,500     9,000
     Net unrealized holding loss on available-for-sale
          securities, net of deferred federal income taxes                  (268)        0
     Retained earnings                                                    11,193     7,993
                                                                        ---------  -------
                    Total stockholder's equity                            28,425    18,993
                                                                        ---------  -------
Commitments and contingencies (notes 6 and 11)
                         Total liabilities and stockholder's equity     $646,295   525,584
                                                                        =========  =======

See accompanying notes to financial statements.


                      PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

                                  Statements of Income

                      Years Ended December 31, 1994, 1993 and 1992
                                     (in thousands)

                                                                1994      1993     1992
                                                              --------  --------  -------
Revenue:
     Life insurance premiums                                  $10,465     9,504   11,986
     Annuity considerations                                     8,781     4,450      993
     Accident and health premiums                              24,586    24,160   30,704
                                                              --------  --------  -------
               Total premiums and considerations               43,832    38,114   43,683

     Premiums ceded                                            16,341    12,683   17,761
                                                              --------  --------  -------
               Net premiums and considerations                 27,491    25,431   25,922

     Investment income, net                                       371       372    1,187
     Realized investment gains (losses), net                     (113)      649      306
     Other                                                          0         0      241
                                                              --------  --------  -------
               Total revenue                                   27,749    26,452   27,656
                                                              --------  --------  -------

Benefits and expenses:
     Life insurance and annuity benefits                       10,934     9,445   10,730
     Accident and health insurance benefits                    15,455    15,117   20,559
                                                              --------  --------  -------
               Total benefits                                  26,389    24,562   31,289

     Benefit recoveries                                        11,999     9,424   15,041
                                                              --------  --------  -------
               Net benefits                                    14,390    15,138   16,248

     Commissions and other agent compensation                  12,974    23,033   16,512
     General and administrative expenses                        3,079     3,079    1,503
     Taxes, licenses and fees                                     943       766    1,199
     Increase in deferred acquisition costs                    (8,090)  (18,017)  (9,994)
                                                              --------  --------  -------
               Total benefits and expenses                     23,296    23,999   25,468
                                                              --------  --------  -------

               Income from operations before income taxes       4,453     2,453    2,188
                                                              --------  --------  -------

Income tax expense (benefit):
     Current                                                      154      (376)    (453)
     Deferred                                                   1,099     1,177    1,144
                                                              --------  --------  -------
               Total income tax expense                         1,253       801      691
                                                              --------  --------  -------

Net income before cumulative effect of changes in accounting    3,200     1,652    1,497

Cumulative effect of changes in accounting                          0    (1,084)       0
                                                              --------  --------  -------

               Net income                                     $ 3,200       568    1,497
                                                              ========  ========  =======

See accompanying notes to financial statements.


                      PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

                           Statements of Stockholder's Equity

                      Years Ended December 31, 1994, 1993 and 1992
                                     (in thousands)

                                                                 1994      1993    1992
                                                               ---------  ------  ------
Common stock:
     Balance at beginning and end of year                        $2,000    2,000   2,000
                                                               ---------  ------  ------


Additional paid-in capital:
     Balance at beginning of year                                 9,000    4,000   4,000
     Additional contribution from parent                          6,500    5,000       0
                                                               ---------  ------  ------

     Balance at end of year                                      15,500    9,000   4,000
                                                               ---------  ------  ------


Net unrealized losses on investments:
     Balance at beginning of year                                     0        0       0
     Cumulative effect of the implementation of SFAS No. 115,
          net of deferred federal income taxes                       82        0       0
     Net unrealized loss during the year,
          net of deferred federal income taxes                     (350)       0       0
                                                               ---------  ------  ------

     Balance at end of year                                        (268)       0       0
                                                               ---------  ------  ------
Retained earnings:
     Balance at beginning of year                                 7,993    7,425   5,928
     Net income                                                   3,200      568   1,497
                                                               ---------  ------  ------

     Balance at end of year                                      11,193    7,993   7,425
                                                               ---------  ------  ------

                    Total stockholder's equity                  $28,425   18,993  13,425
                                                               =========  ======  ======

See accompanying notes to financial statements.


                      PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

                                Statements of Cash Flow

                      Years Ended December 31, 1994, 1993 and 1992
                                     (in thousands)

                                                               1994      1993     1992
                                                             --------  --------  -------
Cash flows used in operating activities:
     Net income                                              $ 3,200       568    1,497
                                                             --------  --------  -------

     Adjustments to reconcile net income to net
        cash used in operating activities:
          Realized losses (gains)on investments                  113      (649)    (307)
          Deferred federal income tax expense                  1,099     1,177    1,144
          Cumulative effect of change in accounting                0    (1,084)       0
          Change in:
               Future life policy benefit reserve                (33)      353     (824)
               Future annuity benefit reserves                   271         0        0
               Policy and contract claims                      5,296     1,479    1,845
               Deferred acquisition costs                     (8,090)  (18,017)  (9,994)
               Unearned premiums                                 196       542     (263)
               Receivables                                    (2,320)     (188)   2,940
               Reinsurance payable                              (884)      611     (229)
               Other policyholder funds                          410    (2,919)   3,276
               Commissions due and accrued                    (1,024)      657     (489)
               Accrued expenses                                  619       (32)    (249)
               Deferred tax liability                              0     2,168        0
               Due to/from parent                                573        17   (2,957)
          Depreciation and amortization                          (63)       20      (64)
          Other, net                                             (46)       11      (49)
                                                             --------  --------  -------
               Total adjustments                              (3,883)  (15,854)  (6,220)
                                                             --------  --------  -------

               Net cash used in operating activities            (683)  (15,286)  (4,723)
                                                             --------  --------  -------

Cash flows from (used in) investing activities:
          Purchase of fixed maturities, at amortized cost          0    (6,027)       0
          Sale of fixed maturities, at amortized cost              0    12,261    4,233
          Matured fixed maturities, at amortized cost              0       650        0

          Sale of fixed maturities, at market                  3,428         0        0
          Other investments, net                              (3,133)        0    3,674
                                                             --------  --------  -------
               Net cash from investing activities                295     6,884    7,907
                                                             --------  --------  -------

Cash flows from (used in) financing activities:
     Capital contribution from parent                          6,500     5,000        0
     Net change in bank overdraft                             (1,240)    1,240   (1,022)
                                                             --------  --------  -------
               Net cash from (used in) financing activities    5,260     6,240   (1,022)
                                                             --------  --------  -------

               Net increase (decrease) in cash                 4,872    (2,162)   2,162

Cash at beginning of year                                          0     2,162        0
                                                             --------  --------  -------

Cash at end of year                                          $ 4,872         0    2,162
                                                             ========  ========  =======

See accompanying notes to financial statements.

                 PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

                        Notes to Financial Statements

                       December 31, 1994, 1993 and 1992
                                (in thousands)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Preferred Life Insurance Company of New York (the Company) is a wholly owned subsidiary of Allianz Life Insurance Company of North America (Allianz Life) which, in turn, is a wholly-owned subsidiary of Allianz of America, Inc.
(AZOA), a majority-owned subsidiary of Allianz A.G. Holding, a Federal Republic of Germany company. Following is a summary of the significant accounting policies reflected in the accompanying financial statements.

BASIS OF PRESENTATION

The financial statements have been prepared in accordance with generally accepted accounting principles (GAAP) which vary in certain respects from accounting rules prescribed or permitted by state insurance regulatory authorities. Certain amounts as previously reported have been reclassified to be consistent with the current year's presentation.

RECOGNITION OF TRADITIONAL LIFE, GROUP LIFE AND GROUP ACCIDENT AND HEALTH
REVENUE

Traditional life products include products with guaranteed premiums and benefits and consist solely of policies converted from group life business.

Premiums on traditional life and group life products are recognized as income when due. Group accident and health premiums are recognized as earned on a pro rata basis over the risk coverage periods. Benefits and expenses are matched with earned premiums so that profits are recognized over the premium paying periods of the contracts. This matching is accomplished by establishing provisions for future policy benefits and policy and contract claims, and deferring and amortizing related policy acquisition costs.

RECOGNITION OF VARIABLE ANNUITY REVENUE

Variable annuity contracts do not have significant mortality or morbidity risks and are accounted for in a manner consistent with interest bearing financial instruments. Accordingly, premium receipts are reported as deposits to the contractholder's account, while revenues consist of amounts assessed against contractholders including surrender charges and earned administrative service fees. Benefits consist of claims and benefits incurred in excess of the contractholder's balance.

DEFERRED ACQUISITION COSTS

Acquisition costs, consisting of commissions and other costs, which vary with and are primarily related to production of new business, are deferred. For variable annuity contracts, acquisition costs are amortized in relation to the present value of expected gross profits from investment margins and expense charges. Acquisition costs for group life and group accident and health products are deferred and amortized over the lives of the policies in the same manner as premiums are earned. Deferred acquisition costs amortized during 1994, 1993 and 1992 were $3,739, $2,325 and $996, respectively.

FUTURE POLICY BENEFIT RESERVES

Future policy benefits on life insurance products are computed by the commissioners reserve valuation method and net level premium methods based upon estimated future investment yield and mortality, commensurate with the Company's experience.

Future policy benefit reserves for variable annuity products are carried at accumulated contract values. Any additional reserves are carried at an amount equal to a one year term cost for any death benefits which may exceed the accumulated contract values.

POLICY AND CONTRACT CLAIMS

Policy and contract claims represent an estimate of claims and claim adjustment expenses on accident and health, life insurance and variable annuity policies that have been reported but not yet paid and incurred but not yet reported as of December 31.

INVESTMENTS

On January 1, 1994, the Company adopted Statement of Financial Accounting Standard (SFAS) No. 115, Accounting for Certain Investments in Debt and Equity Securities which addresses the accounting and reporting for investments in equity securities that have readily determinable fair values and for all investments in debt securities. Those investments are classified in one of three categories. Debt securities that the Company has the positive intent and ability to hold to maturity are classified as "held-to-maturity securities" and are reported at amortized cost. Debt and equity securities that are bought and held principally for the purpose of selling them in the near term are classified as "trading securities" and are reported at fair value, with unrealized gains and losses included in earnings. Debt and equity securities not classified as either "held-to-maturity securities" or "trading securities" are classified as "available-for-sale securities" and are reported at fair value, with unrealized gains and losses reported in a separate component of stockholders' equity, net of deferred income taxes. SFAS No. 115 does not permit retroactive application of its provisions. The Company classified all of its investment portfolio as "available-for-sale securities" at January 1, 1994.

In 1993, prior to adoption of SFAS No. 115, investments in fixed maturities were carried at amortized cost reduced by a provision for loss due to declines in value expected to be other than temporary.

Realized gains and losses are computed based on the specific identification method.

Short term investments, which include certificate of deposits, are carried at amortized cost which approximates market.

As of December 31, 1994 and 1993, investments with a carrying value of $649 and $657, respectively, were pledged to the New York Superintendent of Insurance as required by statutory regulation.

The  fair  values  of  invested assets are deemed by management to approximate
their  estimated  market  values.   Changes in market conditions subsequent to
December 31 may cause estimates of fair values to differ from the amounts presented herein.

REINSURANCE

Effective January 1, 1993, the Company adopted SFAS No. 113, Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts. Pursuant to SFAS No. 113, insurance liabilities are reported before the effects of reinsurance. Amounts paid or deemed to have been paid for claims covered by reinsurance contracts are recorded as reinsurance receivables. Estimated reinsurance receivables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts.

SEPARATE ACCOUNTS

Separate accounts represent funds for which investment income and investment gains and losses accrue directly to the policyholders. Each account has specific investment objectives and the assets are carried at market value. The assets of each account are legally segregated and are not subject to claims which arise out of any other business of the Company.

Fair values of separate accounts assets were determined using the market value of the investments held in segregated fund accounts. Fair values of separate accounts liabilities were determined using the cash surrender values of the contractholders' accounts.

INCOME TAXES

Effective January 1, 1993, the Company adopted SFAS No. 109, Accounting for Income Taxes, and reported the cumulative effect of this change in the Statements of Income. The primary provision of SFAS No. 109 is the change from the deferred method of accounting for income taxes to the asset and liability method. The Company implemented the change in accounting principle in 1993, which resulted in a one-time cumulative adjustment to decrease income by $1,084 determined as of January 1, 1993. The 1992 financial statements were not restated to apply the provisions of this Statement.

Under the asset and liability method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under SFAS No. 109, the effect on deferred tax assets and liabilities of a change in tax rates is recognized as income in the period that includes the enactment date.

Under the deferred method of accounting for income taxes prescribed by the Accounting Principles Board (APB) Opinion 11, which was applied in 1992 and prior years, deferred income taxes were recognized for income and expense items reported in different years for financial reporting purposes and income tax purposes, using the tax rate in effect for the year of the calculation. Under the deferred method, deferred taxes were not adjusted for subsequent changes in tax rates.

RECEIVABLES

Receivable balances approximate estimated fair values. This is based on pertinent information available to management as of year end including the financial condition and credit worthiness of the parties underlying the
receivables.    Changes  in market conditions subsequent to year end may cause estimates of fair values to differ from the amounts presented herein.

ACCOUNTING CHANGES


The impact of implementation of SFAS No. 115 in 1994 was an increase in equity of $82 at January 1, 1994.




The table below presents the cumulative effect of changes, net of tax, in accounting principles implemented in 1993 on after tax net income:


SFAS No. 109                                     $(1,084)
                                                 --------

Total cumulative effect on after tax net income
     of changes in accounting principles         $(1,084)
                                                 ========



(2) INVESTMENTS


Investments at December 31, 1994 consist of:

                                                                                Amount
                                                        Amortized   Estimated  shown on
                                                           cost      market    balance
                                                         or cost      value     sheet
                                                        ----------  ---------  --------
Fixed maturities - Available-for-sale
     U.S. government                                    $    3,929      3,516     3,516
                                                        ----------  ---------  --------

          Total fixed maturities                             3,929      3,516     3,516
                                                        ----------  ---------  --------

Other investments:
     Certificates of deposit and short term securities       3,188  XXXXXXX       3,188
                                                        ----------  ---------  --------

          Total other investments                            3,188  XXXXXXX       3,188
                                                        ----------  ---------  --------

          Total investments                             $    7,117  XXXXXXX       6,704
                                                        ==========  =========  ========



At December 31, 1994 and 1993, the amortized cost, gross unrealized gains, gross unrealized losses and estimated market values of fixed maturities are as follows:

                                      Gross       Gross     Estimated
                        Amortized   unrealized  unrealized   market
                           cost       gains       losses      value
                        ----------  ----------  ----------  ---------
1994:
 Available-for-sale:
     U.S. government    $    3,929           0         413      3,516
                        ----------  ----------  ----------  ---------

Total fixed maturities  $    3,929           0         413      3,516
                        ==========  ==========  ==========  =========

1993:
      U.S. government   $    7,461         163          36      7,588
                        ----------  ----------  ----------  ---------

Total fixed maturities  $    7,461         163          36      7,588
                        ==========  ==========  ==========  =========


The changes in unrealized gains (losses) from fixed maturities were $(540), $(490) and $(147) for the years ended December 31, 1994, 1993 and 1992, respectively.

The amortized cost and estimated market value of fixed maturities at December 31, 1994, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.









                                             Amortized    Estimated
                                                cost     market value
                                             ----------  ------------
Available-for-sale:
     Due after one year through five years   $      916           909
     Due after five years through ten years       3,013         2,607
                                             ----------  ------------

     Totals                                  $    3,929         3,516
                                             ==========  ============


Proceeds from sales of investments in available-for-sale securities during 1994 were $3,428. Gross gains of $110 and gross losses of $209 were realized on sales of available-for-sale securities in 1994, the related tax benefit was $(35). Proceeds from sales of fixed maturity securities in 1993 and 1992 were $12,261 and $4,233, respectively. Gross gains of $656 and $283 and gross losses of $6 and $0 were realized on sales of fixed maturities in 1993 and 1992, respectively. Related taxes were $221 and $96 in 1993 and 1992, respectively.


Net realized investment gains (losses) for the respective years ended December 31 are summarized as follows:



                                              1994   1993   1992
                                             ------  -----  ----
Fixed maturities, at amortized cost          $   0    650    283
Fixed maturities, at market                    (99)     0      0
Other                                          (14)    (1)    23
                                             ------  -----  ----
          Net gains (losses) before taxes     (113)   649    306

Tax (benefit) expense on net realized gains    (38)   227    104
                                             ------  -----  ----

          Net gains (losses) after taxes     $ (75)   422    202
                                             ======  =====  ====

Major categories of net investment income for the respective years ended December 31 are:



                                          1994   1993  1992
                                          -----  ----  -----
Interest:
     Fixed maturities, at amortized cost  $   0   483  1,256
     Fixed maturities, at market            309     0      0
     Short-term investments                  69    50     89
                                          -----  ----  -----
          Total investment income           378   533  1,345

Investment expenses                           7   161    158
                                          -----  ----  -----

          Net investment income           $ 371   372  1,187
                                          =====  ====  =====



(3) SUMMARY TABLE OF FAIR VALUE DISCLOSURES



                                              1994       1994      1993       1993
                                            Carrying     Fair    Carrying     Fair
                                             Amount     Value     Amount     Value
                                            ---------  --------  ---------  --------
Financial assets
------------------------------------------

     Fixed maturities, at amortized cost

          U.S. Government                   $       0  $      0  $   7,461  $  7,588

     Fixed maturities, at market

          U.S. Government                       3,516     3,516          0         0

     Certificates of deposit
          and other short term investments      3,188     3,188          0         0

     Receivables                                5,091     5,091      5,026     5,026

     Separate accounts assets                 577,444   577,444    471,296   471,296

Financial liabilities
------------------------------------------

     Separate account liabilities             577,444   555,839    471,296   452,900


See Note 1 "Summary of Significant Accounting Policies" for description of the methods and significant assumptions used to estimate fair values.


(4) RECEIVABLES


Receivables at December 31 consist of the following:


                                    1994   1993
                                   ------  -----
Premiums due                       $3,722  4,020
Reinsurance commission receivable     489    477
Due from administrators               321    505
Other                                 559     24
                                   ------  -----

     Total receivables             $5,091  5,026
                                   ======  =====



(5) ACCIDENT AND HEALTH CLAIMS RESERVES

Accident and health claims reserves are based on long-range projections subject to uncertainty. Uncertainty regarding reserves of a given accident year is gradually reduced as new information emerges each succeeding year, allowing more reliable re-evaluations of such reserves. While management believes that reserves as of December 31, 1994 are adequate, uncertainties in the reserving process could cause such reserves to develop favorably or unfavorably as new or additional information emerges. Any adjustments to reserves are reflected in the operating results of the periods in which they are made. Movements in reserves which are small relative to the amount of such reserves could significantly impact future reported earnings of the Company.

Activity in the accident and health claims reserves, exclusive of hospital indemnity and AIDS reserves of $205, $186 and $195 in 1994, 1993 and 1992, is summarized as follows:


                                                    1994     1993     1992
                                                  --------  -------  -------
Balance at January 1, net of reinsurance
     recoverables of $8,117, $7,982 and $5,552    $ 7,823    7,162    6,466

Incurred related to:
     Current year                                  10,061   11,240   12,466
     Prior years                                   (2,839)  (2,493)  (2,313)
                                                  --------  -------  -------
Total incurred                                      7,222    8,747   10,153
                                                  --------  -------  -------

Paid related to:
     Current year                                   1,073    3,920    5,487
     Prior years                                    3,823    4,166    3,970
                                                  --------  -------  -------
Total paid                                          4,896    8,086    9,457
                                                  --------  -------  -------

Balance at December 31, net of reinsurance
     recoverables of $10,049, $8,117, and $7,982  $10,149    7,823    7,162
                                                  ========  =======  =======



(6) REINSURANCE

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks under excess coverage and coinsurance contracts. The Company retains a maximum of $50 coverage per individual life.

Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies.

Included in reinsurance receivables at December 31, 1994 and 1993 are recoverables from Allianz Life for $1,955 and $2,674. A contingent liability exists to the extent that Allianz Life or the Company's unaffiliated reinsurers are unable to meet their contractual obligations under reinsurance contracts. Management is of the opinion that no liability will accrue to the Company with respect to this contingency.

Life insurance, annuities and accident and health business assumed from and ceded to other companies is as follows:


                                                                                   Percentage
                                                  Assumed      Ceded                of amount
                                      Gross     from other   to other      Net       assumed
Year ended                            amount     companies   companies   amount      to net
----------------------------------  ----------  -----------  ---------  ---------  -----------
December 31, 1994:

Life insurance in force             $1,320,843           0     740,856    579,987         0.0%
                                    ----------  -----------  ---------  ---------  -----------

Premiums:
     Life insurance and annuities       19,248          (2)      2,898     16,348         0.0%
     Accident and health insurance      15,759       8,827      13,443     11,143        79.2%
                                    ----------  -----------  ---------  ---------  -----------

          Total premiums                35,007       8,825      16,341     27,491        32.1%
                                    ==========  ===========  =========  =========  ===========

December 31, 1993:

Life insurance in force             $1,676,382           0     664,449  1,011,933         0.0%
                                    ----------  -----------  ---------  ---------  -----------

Premiums:
     Life insurance and annuities       13,948           6       2,324     11,630         0.1%
     Accident and health insurance      14,286       9,874      10,359     13,801        71.5%
                                    ----------  -----------  ---------  ---------  -----------

          Total premiums                28,234       9,880      12,683     25,431        38.9%
                                    ==========  ===========  =========  =========  ===========

December 31, 1992:

Life insurance in force             $1,922,449           0   1,005,552    916,897         0.0%
                                    ----------  -----------  ---------  ---------  -----------

Premiums:
     Life insurance and annuities       12,976           3       3,752      9,227         0.0%
     Accident and health insurance      21,228       9,476      14,009     16,695        56.8%
                                    ----------  -----------  ---------  ---------  -----------

          Total premiums                34,204       9,479      17,761     25,922        36.6%
                                    ==========  ===========  =========  =========  ===========


Of the amounts assumed from and ceded to other companies, life and accident and health insurance assumed from and ceded to Allianz Life is as follows:



                                            ASSUMED                CEDED
                                            -------                -----
                                     1994    1993    1992   1994   1993   1992
                                    ------  -------  -----  -----  -----  -----
Life insurance in force             $    0        0      0  2,745  2,925     0
                                    ------  -------  -----  -----  -----  -----

Premiums:
     Life insurance                      0        0      0     69     35   (40)
     Accident and health insurance  $2,600    4,801  6,651    784    463   530
                                    ------  -------  -----  -----  -----  -----

          Total premiums            $2,600    4,801  6,651    853    498   490
                                    ======  =======  =====  =====  =====  =====



(7) INCOME TAXES

As discussed in note 1, the Company adopted SFAS No. 109 as of January 1, 1993 and the $(1,084) cumulative effect of this change is reported in the 1993

Statements of Income. The 1992 financial statements have not been restated to apply the provisions of SFAS No. 109.

INCOME TAX EXPENSE

Total income tax expenses (benefits) for the years ended December 31 are as follows:


                                                                      1994     1993    1992
                                                                     -------  ------  ------
Income tax expense attributable to operations:
     Current tax expense (benefit)                                   $  154    (376)   (453)
                                                                     -------  ------  ------

     Deferred tax expense                                             1,099   1,104   1,144
     Adjustment of deferred tax assets and
        liabilities for enacted change in tax rates                       0      73       0
                                                                     -------  ------  ------

          Total deferred tax expense                                  1,099   1,177   1,144
                                                                     -------  ------  ------

Total income tax expense attributable to operations                  $1,253     801     691

Income tax effect on equity:

     Income tax allocated to stockholder's equity,
          Adoption of SFAS No. 115                                       44       0       0
          Attributable to unrealized gains and losses for the year     (189)      0       0
                                                                     -------  ------  ------

Total income tax effect on equity                                    $1,108     801     691
                                                                     =======  ======  ======


COMPONENTS OF INCOME TAX EXPENSE

Income tax expense computed at the statutory rate of 35% in 1994 and 1993 and 34% in 1992, varies from tax expense reported in the Statements of Income for the respective years ended December 31 as follows:



                                                            1994    1993   1992
                                                           -------  -----  -----
Income tax expense computed at the statutory rate          $1,558    858    744
Impact of statutory rate change on deferred tax liability       0     73      0
Dividend received deduction                                  (315)  (138)   (55)
Other                                                          10      8      2
                                                           -------  -----  -----

          Income tax expense as reported                   $1,253    801    691
                                                           =======  =====  =====


COMPONENTS OF DEFERRED TAX ASSETS AND LIABILITIES ON THE BALANCE SHEET

Tax effects of temporary differences giving rise to the significant components of the net deferred tax liabilities at December 31, 1994 and 1993 are as follows:



                                                                         1994    1993
                                                                        -------  -----
Deferred tax assets:
     Future policy benefit reserves                                     $ 5,960  4,948
     Unrealized losses on investments in available for sale securities      145      0
                                                                        -------  -----

          Total deferred tax assets                                       6,105  4,948
                                                                        -------  -----

Deferred tax liabilities:
     Deferred acquisition costs                                          10,326  8,457
     Investments                                                            384    142
                                                                        -------  -----

          Total deferred tax liabilities                                 10,710  8,599
                                                                        -------  -----


 Net deferred tax liability                                             $ 4,605  3,651
                                                                        =======  =====


The Company has determined it is not necessary to establish a valuation allowance for the deferred tax asset as it is more likely than not the deferred tax asset will be realized principally through future reversals of existing taxable temporary differences and future taxable income.

DEFERRED TAX EXPENSE UNDER PREVIOUS ACCOUNTING RULES

The components of deferred income tax expense for the year ended December 31, 1992 were as follows:



Acquisition costs and future policy benefits  $1,148
Other                                             (4)
                                              -------

     Total deferred income tax expense        $1,144
                                              =======


The Company files a consolidated federal income tax return with AZOA and all of its wholly owned subsidiaries. The consolidated tax allocation agreement stipulates that each company participating in the return will bear its share of the tax liability pursuant to United States Treasury Department regulations. The Company accrues income taxes payable to Allianz Life under AZOA intercompany tax allocation agreements. The Company recorded tax payable of $134 as of December 31, 1994 and taxes recoverable of $376 as of December 31, 1993.


(8) RELATED PARTY TRANSACTIONS

During 1994 and 1993, Allianz Life contributed additional paid-in capital to the Company of $6,500 and $5,000, respectively.

Allianz Life performs certain administrative services for the Company. The Company reimbursed Allianz Life $1,994, $885 and $1,472 in 1994, 1993 and 1992, respectively, for related administrative expenses incurred. The Company's liability to Allianz Life as of December 31, 1994 was $566 and is included as a separate component in the liability section of the accompanying balance sheet. At December 31, 1993, the Company was owed $7 from Allianz Life, this receivable is included in other assets in the accompanying balance sheet.

Allianz Investment Corporation (AIC) manages the Company's investment portfolio. The Company paid AIC $4, $27 and $16 in 1994, 1993 and 1992, respectively, for investment advisory fees. The Company had no liability to AIC as of December 31, 1994 and 1993.


(9) EMPLOYEE BENEFIT PLANS

The Company participates in the Allianz Primary Retirement Plan (Primary Retirement Plan), a defined contribution plan. The Company makes contributions to a money purchase pension plan on behalf of eligible participants. All employees are eligible to participate in the Primary Retirement Plan after two years of service. The contributions are based on a percentage of the participant's salary with the participants being 100% vested upon eligibility. It is the Company's policy to fund the plan costs as
accrued.   Total pension contributions were $18, $22 and $18 in 1994, 1993 and
1992, respectively.

The Company participates in the Allianz Asset Accumulation Plan (Allianz
Plan), a defined contribution plan sponsored by AZOA. Under the Allianz Plan provisions, the Company will match from 50% to 100% of eligible employees' contributions up to a maximum of 6% of a participant's compensation. In 1994, the Company match was 50%. Any additional match for 1994 plan participants will be determined during 1995. In 1993 and 1992, the Company match was 100%.
  All employees are eligible to participate after one year of service and are fully vested in the Company's matching contribution after three years of service. The Allianz Plan will accept participants' pretax or after-tax contributions up to 15% of the participant's compensation. It is the Company's policy to fund the Allianz Plan costs as accrued. The Company has accrued $35, $21 and $13 in 1994, 1993 and 1992, respectively, toward planned contributions.


(10) STATUTORY FINANCIAL DATA AND DIVIDEND RESTRICTIONS

Statutory accounting is directed toward insurer solvency and protection of policyholders. Accordingly, certain items recorded in financial statements prepared under GAAP are excluded in determining statutory policyholders' surplus. These items include, among others, deferred acquisition costs, furniture and fixtures, accident and health premiums receivable which are more than 90 days past due, deferred taxes and undeclared dividends to policyholders. Additionally, future life and annuity policy benefit reserves are calculated using more conservative assumptions with no provisions for withdrawals for statutory accounting.

The differences between stockholder's equity and net income reported in accordance with statutory accounting practices and the accompanying financial statements as of and for the year ended December 31, 1994 are as follows:



                                                                      Stockholder's     Net
                                                                         equity       income
                                                                     ---------------  -------
Statutory basis                                                      $       16,817     (796)
Adjustments:
     Change in reserve basis                                                (21,139)  (2,812)
     Deferred acquisition costs                                              37,577    8,090
     Deferred taxes                                                          (4,605)  (1,099)
     Nonadmitted assets                                                          35
     Statutory interest maintenance reserve                                     136     (183)
     Liability for unauthorized reinsurers                                       17
     Unrealized losses on investments                                          (413)       -
                                                                     ---------------  -------

               As reported in the accompanying financial statements  $       28,425    3,200
                                                                     ===============  =======


The Company is required to meet minimum capital and surplus requirements. At December 31, 1994 and 1993, the Company was in compliance with these
requirements.    Total  statutory capital and surplus at December 31, 1994 and
1993 was $16,817 and $11,002, respectively. Total statutory losses as of December 31, 1994, 1993 and 1992 were $(796), $(3,406) and $(1,583), respectively. In accordance with New York Statutes, the Company may not pay a stockholder dividend without prior approval by the Superintendent of Insurance. The Company paid no dividends in 1994 and 1993.

STATE EXAMINATION

The Company is currently under routine examination by the New York State
Department  of  Insurance.    No matters of significance or adjustments to the
Company's statutory financial statements have been brought to management's attention as a result of this examination.

REGULATORY RISK BASED CAPITAL

An insurance enterprise's state of domicile imposes minimum risk-based capital requirements that were developed by the National Association of Insurance Commissioners (NAIC). The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of an enterprise's regulatory total adjusted capital to its authorized control level risk-based capital, as defined by the NAIC. Enterprises below specific triggerpoints or ratios are classified within certain levels, each of which requires specified corrective action. The levels and ratios are as follows:



                           Ratio of total adjusted capital to
                          authorized control level risk-based
Regulatory event            capital (less than or equal to)
------------------------  ------------------------------------
Company action level         2 (or 2.5 with negative trends)
Regulatory action level                   1.5
Authorized control level                   1
Mandatory control level                   0.7

The Company met the minimum risk-based capital requirements for the years ended December 31, 1994 and 1993.

PERMITTED STATUTORY ACCOUNTING PRACTICES

The Company is required to file annual statements with insurance regulatory authorities which are prepared on an accounting basis prescribed or permitted by such authorities. Prescribed statutory accounting practices included state laws, regulations, and general administrative rules, as well as a variety of publications of the NAIC. Permitted statutory accounting practices encompass all accounting practices that are not prescribed; such practices differ from state to state, may differ from company to company within a state, and may change in the future. Furthermore, the NAIC has a project to codify statutory accounting practices, the result of which is expected to constitute the only source of "prescribed" statutory accounting practices. Accordingly, that project which is expected to be completed in 1995, will likely change the definition of what comprises prescribed versus permitted statutory accounting practices, and may result in changes to the accounting policies that insurance enterprises use to prepare their statutory financial statements. The Company does not currently use permitted statutory accounting practices which could have a significant impact on its statutory financial statements.


(11) COMMITMENTS AND CONTINGENCIES

The Company is subject to claims and lawsuits that arise in the ordinary course of business. In the opinion of management, the ultimate resolution of such litigation will not have a material adverse effect on the financial position of the Company.

The Company is contingently liable for possible future assessments under regulatory requirements pertaining to insolvencies and impairments of
unaffiliated  insurance  companies.    Provision has been made for assessments
currently received and assessments anticipated for known insolvencies.


(12) SUPPLEMENTARY INSURANCE INFORMATION


The following table summarizes certain financial information by line of business for 1994, 1993 and 1992:


                               As            of       December      31           For           the        years         ended
                          ------------  ------------  --------  ----------  --------------  ----------  ----------  -------------
                                           Future                                                       Benefits,
                                           policy                 Other        Premium                    claims    Amortization
                            Deferred     benefits,                policy       revenue                   losses,     of deferred
                             policy       losses,               claims and    and other        Net         and         policy
                          acquisition    claims and   Unearned   benefits      contract     investment  settlement   acquisition
                             costs      loss expense  premiums   payable    considerations    income     expenses     costs (a)
                          ------------  ------------  --------  ----------  --------------  ----------  ----------  -------------
1994:
Life insurance and
  annuity considerations  $     37,369           782       834       6,909          16,348          80       7,059        (8,168)
Accident and
  health insurance                 208             0     1,451      20,403          11,143         291       7,331            78
                          ------------  ------------  --------  ----------  --------------  ----------  ----------  -------------

                          $     37,577           782     2,285      27,312          27,491         371      14,390        (8,090)
                          ============  ============  ========  ==========  ==============  ==========  ==========  =============



1993:
Life insurance and
  annuity considerations  $     29,200           544       906       5,890          11,629          86       6,302       (18,190)
Accident and
  health insurance                 287             0     1,183      16,126          13,802         286       8,836           173
                          ------------  ------------  --------  ----------  --------------  ----------  ----------  -------------

                          $     29,487           544     2,089      22,016          25,431         372      15,138       (18,017)
                          ============  ============  ========  ==========  ==============  ==========  ==========  =============

1992:
Life insurance and
  annuity considerations  $     11,010           191       303       5,198           9,227         202       6,013       (10,084)
Accident and
  health insurance                 460             0     1,244      15,339          16,695         985      10,235            90
                          ------------  ------------  --------  ----------  --------------  ----------  ----------  -------------

                          $     11,470           191     1,547      20,537          25,922       1,187      16,248        (9,994)
                          ============  ============  ========  ==========  ==============  ==========  ==========  =============

                          December      31
                          ---------  ---------



                            Other    Premiums
                          operating   written
                          expenses      (b)
                          ---------  ---------
1994:
Life insurance and
  annuity considerations     14,475
Accident and
  health insurance            2,521
                          ---------

                             16,996
                          =========

1993:
Life insurance and
  annuity considerations     23,511
Accident and
  health insurance            3,367
                          ---------


                             26,878
                          =========

1992:
Life insurance and
  annuity considerations     14,242
Accident and
  health insurance            4,972
                          ---------

                             19,214
                          =========


(a) Represents the net change in deferred policy acquisition cost reported in the income statement.
(b)  Premiums written are not applicable for life insurance companies.

                                    PART C

                                    PART C

                              OTHER INFORMATION


Item 24.     Financial Statements and Exhibits

a.   Financial Statements

      The following financial statements of the Company are included in Part B hereof:

     1.     Independent Auditors' Report.
     2.     Balance Sheets as of December 31, 1994 and 1993.
     3. Statements of Income for the years ended December 31, 1994, 1993 and 1992.
     4. Statements of Stockholder's Equity for the years ended December 31, 1994, 1993 and 1992.
     5. Statements of Cash Flows for the years ended December 31, 1994, 1993 and 1992.
     6.     Notes to Financial Statements - December 31, 1994, 1993 and 1992.

       The following financial statements of the Variable Account are included in Part B hereof:

     1.     Independent Auditors' Report.
     2.     Statements of Net Assets as of December 31, 1994.
     3. Statements of Operations for the years ended December 31, 1994 and 1993.
     4. Statements of Changes in Net Assets for the years ended December 31, 1994 and 1993.
     5.     Notes to Financial Statements - December 31, 1994.

      The following unaudited financial statements of the Variable Account are included in Part B hereof:

     1.     Statements of Assets and Liabilities as of June 30, 1995
             (unaudited).
     2.     Statements of Operations for the period ended June 30, 1995
            (unaudited).
     3. Statements of Charges in Net Assets for the periods ended June 30, 1995 and 1994 (unaudited).
     4.     Notes to Financial Statements - June 30, 1995 (unaudited).

b.   Exhibits

     1. Resolution of Board of Directors of the Company authorizing the establishment of the Variable Account
     2.     Not Applicable
     3.     Principal Underwriter Agreement*
     4.     Individual Variable Annuity Contract****
     5.     Application for Individual Variable Annuity Contract****
     6.     (i)   Copy of Articles of Incorporation of the Company
            (ii)  Copy of the Bylaws of the Company
     7.     Not Applicable
     8.     Form of Fund Participation Agreement***
     9.     Opinion and Consent of Counsel
     10.    Independent Auditor's Consent
     11.    Not Applicable
     12.    Not Applicable
     13.    Calculation of Performance Information*****
     14.    Company Organizational Chart****

   *  Incorporated by reference to Registrant's Form N-4 filed on January 19,
      1989.
  ** Incorporated by reference to Pre-Effective Amendment No. 1 to Registrant's Form N-4 filed on November 22, 1989.
 *** Incorporated by reference to Post-Effective Amendment No. 1 to Registrant's Form N-4 filed on April 27, 1990.
**** Incorporated by reference to Post-Effective Amendment No. 6 to Registrant's Form N-4 as filed on April 30, 1993.
***** Incorporated by reference to Post Effective Amendment No. 8 to
      Registrant's Form N-4 as filed on April 24, 1995.

Item 25.     Directors and Officers of the Depositor

The following are the Officers and Directors of the Company:

Name and Principal              Positions and Offices
Business Address                with Depositor
_________________               ______________________________
Lowell C. Anderson              Chairman,  Chief
1750 Hennepin Avenue            Executive Officer and Director
Minneapolis, MN 55403

Howard E. Barnhill              Director
475 Highcroft Road
Wayzata, MN  55391

Ronald L. Wobbeking             President and Director
1750 Hennepin Avenue
Minneapolis, MN 55403

Thomas G. Brown                 Director
One Liberty Plaza,
45th Floor
New York, NY 10006

Thomas Duncanson                Director
12778 Mariner Court
Palm City, FL 34990

Edward J. Bonach                Director
1750 Hennepin Avenue
Minneapolis, MN 55403

Alan A. Grove                   Secretary and Director
1750 Hennepin Avenue
Minneapolis, MN 55403

Shannon Hendricks               Treasurer
1750 Hennepin Avenue
Minneapolis, MN 55403

Dennis Marion                   Director
500 Valley Road
Wayne, NJ 07470

John C. Morrison                Director
2 Sutton Place
New York, NY  10022

Timothy J. Tongson              Appointed Actuary
1750 Hennepin Avenue
Minneapolis, MN 55403

Robert S. James                 Director
1750 Hennepin Avenue
Minneapolis, MN  55403

Eugene T. Wilkinson             Director
14 Commerce Drive
Cranford, NJ 07016

Richard M. Murray               Director
60 Remsen Street, Apt. 10C
Brooklyn Heights, NY 11201

Eugene Long                     Vice President of Operations
152 W. 57th Street              and Director
18th Floor
New York, NY 10019

Thomas J. Lynch                 Vice President-Chief
1750 Hennepin Avenue            Marketing Officer
Minneapolis, MN 55403           and Director

Carol B. Shaw                   Assistant Vice President
152 W. 57th Street, 18th Floor
New York, NY 10019

Item 26. Persons Controlled by or Under Common Control with the Depositor or
             Registrant

The Company organizational chart is incorporated by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4.

   Item 27.     Number of Contract Owners

As of August 31, 1995, there were 6,269 qualified Contract Owners and 9,845 non-qualified Contract Owners.

Item 28.     Indemnification

The Bylaws of the Company provide that:

Each person (and the heirs, executors, and administrators of such person) made or threatened to be made a party to any action, civil or criminal, by reason of being or having been a Director, officer, or employee of the corporation (or by reason of serving any other organization at the request of the corporation) shall be indemnified to the extent permitted by the laws of the State of New York, and in the manner prescribed therein.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted for directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.     Principal Underwriters

     a. NALAC Financial Plans, Inc. is the principal underwriter for the Contracts. It also is the principal underwriter for:

        Allianz Life Variable Account A
        Allianz Life Variable Account B

     b. The following are the officers and directors of NALAC Financial Plans, Inc.:



Name & Principal        Positions and Offices
Business Address        with Underwriter
________________        _____________________
Lowell C. Anderson      Director
1750 Hennepin Avenue
Minneapolis, MN 55403

Alan A. Grove           Director
1750 Hennepin Avenue
Minneapolis, MN 55403

James P. Kelso          Director
1750 Hennepin Ave.
Minneapolis, MN 55403

Mark L. Solverud        Director
1750 Hennepin Avenue
Minneapolis, MN 55403

Thomas B. Clifford      President
1750 Hennepin Avenue
Minneapolis, MN 55403

Michael T. Westermeyer  Secretary
1750 Hennepin Avenue
Minneapolis, MN 55403

Thomas D. Barta         Treasurer
1750 Hennepin Avenue
Minneapolis, MN 55403

Edward J. Bonach        Director
1750 Hennepin Avenue
Minneapolis, MN 55403

c.     Not Applicable

Item 30.     Location of Accounts and Records

Thomas Clifford, whose address is 1750 Hennepin Avenue, Minneapolis, Minnesota, maintains physical possession of the accounts, books or documents of the Variable Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder.

Item 31.     Management Services

Not Applicable

Item 32.     Undertakings

        a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

         b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

       c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

                               REPRESENTATIONS

The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance, dated November 28, 1988 (Commission ref. IP-6-88), and that the following provisions have been complied with:

      1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

      2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

       3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
Section 403(b)(11) to the attention of the potential participants;

     4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                  SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has caused this registration statement to be signed on its behalf in the City of Minneapolis and State of Minnesota, on this 10th day of October, 1995.



     PREFERRED LIFE VARIABLE
     ACCOUNT C
                 (Registrant)

By:  PREFERRED LIFE INSURANCE
     COMPANY OF NEW YORK
                  (Depositor)


By:  /s/ ALAN A. GROVE
     ________________________
         Alan A. Grove


     PREFERRED LIFE INSURANCE
     COMPANY OF NEW YORK


By:  /s/ ALAN A. GROVE
     ________________________
         Alan A. Grove

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature and Title


Lowell C. Anderson*   Chairman of the Board        10/10/95
Lowell C. Anderson    and Chief Executive Officer     Date

Howard E. Barnhill*   Director                     10/10/95
Howard E. Barnhill                                    Date

Ronald L. Wobbeking*  President and Director       10/10/95
Ronald L. Wobbeking                                   Date

Shannon Hendricks*    Treasurer                    10/10/95
Shannon Hendricks                                     Date

Alan A. Grove*        Secretary and Director       10/10/95
Alan A. Grove                                         Date

Thomas G. Brown*      Director                     10/10/95
Thomas G. Brown                                      Date

Thomas Duncanson*     Director                     10/10/95
Thomas Duncanson                                     Date

Edward J. Bonach*     Director                     10/10/95
Edward J. Bonach                                     Date

Robert S. James*      Director                     10/10/95
Robert S. James                                      Date

Thomas J. Lynch*      Director                     10/10/95
Thomas J. Lynch                                      Date

Dennis Marion*        Director                     10/10/95
Dennis Marion                                        Date

John C. Morrison*     Director                     10/10/95
John C. Morrison                                     Date

Richard M. Murray*    Director                     10/10/95
Richard M. Murray                                    Date

Eugene T. Wilkinson*  Director                     10/10/95
Eugene T. Wilkinson                                  Date

Eugene Long*          Director                     10/10/95
Eugene Long                                          Date

                                 * By /S/ ALAN A. GROVE
                                      _________________
                                      Alan A. Grove
                                      Attorney-in-Fact

                                   EXHIBITS

                                      TO

                        POST-EFFECTIVE AMENDMENT NO. 9

                                      TO

                                   FORM N-4

                      PREFERRED LIFE VARIABLE ACCOUNT C

                 PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

                              INDEX TO EXHIBITS



Exhibit                                                             Page


27      Financial Data Schedules

99.B1   Resolution of Board of Directors

99.B6   Certificate Of Amendment of Charter

99.B6   By-Laws

99.B9   Opinion and Consent of Counsel

99.B10  Independent Auditor's Consent